UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7603
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Barbara A. McCann
                          Vice President and Secretary
                       One Boston Place, Boston, MA 02108
         ---------------------------------------------------------------
                     (Name and address of agent for service)

                                 with a copy to:

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: December 31
                   ------------------------------------------

                     Date of reporting period: June 30, 2006
                     --------------------------------------

Item 1.  Reports to Stockholders.




                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds










Semiannual Report                       Standish Mellon
                                        Enhanced Yield Fund
--------------------------------------------------------------------------------
June 30, 2006 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                       Standish Mellon Enhanced Yield Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                         Expenses Paid
                                              Beginning             Ending               During Period+
                                            Account Value        Account Value          January 1, 2006
                                           January 1, 2006       June 30, 2006          to June 30, 2006
-----------------------------------------------------------------------------------------------------------
Actual                                        $1,000.00            $1,023.40                  $1.25
Hypothetical (5% return
  per year before expenses)                   $1,000.00            $1,023.55                  $1.25

----------
+ Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example reflects the combined expenses of the Fund and the master portfolio in which it invests all its assets.

                   Mellon Institutional Funds Investment Trust
                       Standish Mellon Enhanced Yield Fund

              Portfolio Information as of June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                  Percentage of
Economic Sector Allocation                                         Investments
--------------------------------------------------------------------------------
Treasury/Agency                                                        5.0%
Credit                                                                 5.5
Floating rate credit                                                  27.1
Asset-Backed                                                          20.0
Floating rate asset-backed                                            33.5
CMBS                                                                   1.4
Cash & equivalents                                                     7.5
                                                                     -----
                                                                     100.0%

                                                                                         Percentage of
Top Ten Holdings*                                              Rate      Maturity         Investments
--------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust 2004-A1 A1                 2.550        1/20/2009         3.9%
Wachovia Corp.                                                 5.384        7/20/2007         3.2
Residential Asset Securities Corp. 2005-EMX2 A2                5.483        7/25/2035         3.2
Wells Fargo & Co.                                              5.220        3/10/2008         3.2
Fremont Home Loan Trust 2006-1 M1                              5.643        4/25/2036         3.2
Countrywide Alternative Loan Trust 2006-6CB 1A2                5.500        5/25/2036         3.1
Countrywide Alternative Loan Trust 2005-65CB 1A5               5.500        1/25/2036         3.1
Morgan Stanley                                                 5.800         4/1/2007         3.0
HBOS Treasury Services PLC 144A                                5.125        1/12/2007         2.8
CIT Group, Inc.                                                5.837        9/22/2006         2.8
                                                                                             ----
                                                                                             31.5%

*    Excluding short-term investments and investment of cash collateral.

Summary of Combined Ratings
--------------------------------------------------------------------------------
                                                                  Percentage of
Quality Breakdown                                                  Investments
--------------------------------------------------------------------------------
AAA and higher                                                         46.2%
AA                                                                     20.4
A                                                                      15.4
BBB                                                                    10.6
P1                                                                      6.5
P2                                                                      0.9
                                                                      -----
   Total                                                              100.0%

Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higher rating category.

The Standish Mellon Enhanced Yield Fund invests all of its investable assets in an interest of the Standish Mellon Enhanced Yield Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                       Standish Mellon Enhanced Yield Fund

                       Statement of Assets and Liabilities
                            June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in Standish Mellon Enhanced Yield Portfolio (Portfolio), at value (Note 1A)                    $31,328,360
  Receivable for Fund shares sold                                                                               914,894
  Prepaid expenses                                                                                                1,138
                                                                                                            -----------
    Total assets                                                                                             32,244,392
Liabilities
  Distributions payable                                                                       $ 27,212
  Accrued chief compliance officer fees (Note 2)                                                   275
  Accrued transfer agent fees (Note 2)                                                           2,254
  Accrued professional fees                                                                     10,659
  Accrued trustees' fees and expenses (Note 2)                                                     492
  Accrued shareholder reporting expense (Note 2)                                                 1,436
  Other accrued expenses and liabilities                                                         2,580
                                                                                              --------
    Total liabilities                                                                                            44,908
                                                                                                            -----------
Net Assets                                                                                                  $32,199,484
                                                                                                            ===========
Net Assets consist of:
  Paid-in capital                                                                                           $34,801,324
  Accumulated net realized loss                                                                              (2,442,653)
  Net investment loss                                                                                           (15,117)
  Net unrealized depreciation                                                                                  (144,070)
                                                                                                            -----------
Total Net Assets                                                                                            $32,199,484
                                                                                                            ===========
Shares of beneficial interest outstanding                                                                     1,678,225
                                                                                                            ===========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                               $ 19.19
                                                                                                            ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                       Standish Mellon Enhanced Yield Fund

                             Statement of Operations
               For the Six Months Ended June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income allocated from Portfolio                                                                    $ 761,282
  Dividend income from affiliated investments                                                                    41,181
  Expenses allocated from Portfolio                                                                             (44,145)
                                                                                                              ---------
    Net investment income allocated from Portfolio                                                              758,318
Expenses
  Registration fees                                                                            $ 8,570
  Professional fees                                                                             13,395
  Transfer agent fees (Note 2)                                                                   4,476
  Administrative services fee (Note 2)                                                           1,900
  Trustees' fees (Note 2)                                                                          992
  Insurance expense                                                                                404
  Chief compliance officer expense (Note 2)                                                      1,905
  Miscellaneous expenses                                                                         3,568
                                                                                               -------
                                                                                                35,210
  Deduct:
    Reimbursement of Fund operating expenses (Note 2)                                          (35,210)
                                                                                               -------
      Net expenses                                                                                                   --
                                                                                                              ---------
        Net investment income                                                                                   758,318
                                                                                                              ---------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investments                                                                                (98,825)
    Financial futures transactions                                                              14,434
                                                                                               -------
      Net realized gain (loss)                                                                                  (84,391)
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investments                                                                                132,744
    Financial futures contracts                                                                 17,639
                                                                                               -------
      Net change in unrealized appreciation (depreciation)                                                      150,383
                                                                                                              ---------
  Net realized and unrealized gain (loss) on investments                                                         65,992
                                                                                                              ---------
Net Increase in Net Assets from Operations                                                                    $ 824,310
                                                                                                              =========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon Enhanced Yield Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                For the                     For the
                                                                            Six Months Ended               Year Ended
                                                                              June 30, 2006                December 31,
                                                                               (Unaudited)                    2005
                                                                            ----------------              --------------
Increase (Decrease) in Net Assets:
From Operations
   Net investment income                                                      $   758,318                  $  1,886,132
   Net realized gain (loss)                                                       (84,391)                     (301,054)
   Change in net unrealized appreciation (depreciation)                           150,383                      (109,258)
                                                                              -----------                  ------------
   Net increase (decrease) in net assets from investment operations               824,310                     1,475,820
                                                                              -----------                  ------------
Distributions to Shareholders (Note 1C)
   From net investment income                                                    (773,435)                   (1,940,395)
                                                                              -----------                  ------------
   Total distributions to shareholders                                           (773,435)                   (1,940,395)
                                                                              -----------                  ------------
Fund Share Transactions (Note 4)
   Net proceeds from sale of shares                                             1,420,000                    15,151,988
   Value of shares issued to shareholders in reinvestment of distributions        635,764                     1,492,509
   Cost of shares redeemed                                                     (8,566,512)                  (44,750,190)
                                                                              -----------                  ------------
   Net increase (decrease) in net assets from Fund share transactions          (6,510,748)                  (28,105,693)
                                                                              -----------                  ------------
Total Increase (Decrease) in Net Assets                                        (6,459,873)                  (28,570,268)
Net Assets
   At beginning of period                                                      38,659,357                    67,229,625
                                                                              -----------                  ------------
   At end of period [including distributions in excess of
     net investment income and undistributed net
     investment income gain (loss) of ($15,117) and $0]                       $32,199,484                  $ 38,659,357
                                                                              ===========                  ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon Enhanced Yield Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                       For the
                                                      Six Months                   Year Ended December 31,
                                                  Ended June 30, 2006  ----------------------------------------------------------
                                                     (Unaudited)         2005        2004        2003         2002         2001
                                                  ------------------   -------     -------     --------     -------      --------
Net Asset Value, Beginning of the period              $  19.16         $ 19.32     $ 19.48     $  19.55     $  19.55     $  19.36
                                                      --------         -------     -------     --------     --------     --------
From Operations:
  Net investment income* (a)                              0.41            0.62        0.27         0.31         0.58         0.95
  Net realized and unrealized
    gain (loss) on investments                            0.03           (0.11)      (0.12)       (0.04)        0.03         0.21
                                                      --------         -------     -------     --------     --------     --------
Total from investment operations                          0.44            0.51        0.15         0.27         0.61         1.16
                                                      --------         -------     -------     --------     --------     --------
Less Distributions to Shareholders:
  From net investment income                             (0.41)          (0.67)      (0.31)       (0.34)       (0.61)       (0.97)
                                                      --------         -------     -------     --------     --------     --------
  Total distributions to shareholders                    (0.41)          (0.67)      (0.31)       (0.34)       (0.61)       (0.97)
                                                      --------         -------     -------     --------     --------     --------
Net Asset Value, End of Period                        $  19.19         $ 19.16     $ 19.32     $  19.48     $  19.55     $  19.55
                                                      ========         =======     =======     ========     ========     ========
Total Return (b)                                          2.34%           2.66%       0.75%        1.48%        3.14%        6.14%
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*(c)              0.25%(d)        0.32%       0.45%        0.36%        0.36%        0.36%
  Net Investment Income (to average daily net assets)*    4.30%(d)        3.24%       1.33%        1.60%        2.99%        4.89%
  Net Assets, End of Period (000's omitted)           $ 32,199         $38,659     $67,230     $141,837     $146,620     $133,939

---------

* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:
  Net investment income per share (a)                    $0.37           $0.57       $0.25        $0.30        $0.56        $0.94
  Ratios (to average daily net assets):
     Expenses (c)                                         0.71%(d)        0.62%       0.51%        0.43%        0.46%        0.41%
     Net investment income                                3.84%(d)        2.95%       1.27%        1.53%        2.89%        4.84%

(a) Calculated based on average shares outstanding,
(b) Total return would have been lower in the absence of expense waivers.
(c) Includes the Fund's share of the Standish Mellon enhanced Yield Portfolio's allocated expenses.
(d) Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon Enhanced Yield Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Enhanced Yield Fund (the "Fund") is a separate diversified investment series of the Trust.

     The Fund invests all of its investable assets in an interest of the Standish Mellon Enhanced Yield Portfolio (the "Portfolio"), a subtrust of the Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in dollar-denominated money market instruments, short-term fixed income securities and asset-backed securities of U.S. and foreign governments, banks and companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at June 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     The Fund records its investment in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. Securities transactions and income

     Securities transactions in the Portfolio are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences which may result in reclassifications, are primarily due to differing treatments for, post-October losses, amortization and/or accretion of premiums and discounts on certain securities and the timing of recognition of gains and losses on futures contracts.

     Permanent book and tax basis differences will result in reclassifications among undistributed net investment income(loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust and portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon Enhanced Yield Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  Investment Advisory Fee and other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) 0.25%. Pursuant to these agreements, for the six months ended June 30, 2006, Standish Mellon voluntarily reimbursed the Fund for $35,210 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $4,476 during the six months ended June 30, 2006.

     The Fund has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide printing and fulfillment services for the Fund. Pursuant to this agreement the Fund was charged $1,436 during the six months ended June 30, 2006.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended June 30, 2006, the Fund was charged $1,905. No other director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust or the Portfolio Trust. The Fund pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended June 30, 2006, the Fund was charged $1,585 for fees payable to Mellon Private Wealth Management.

(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2006, aggregated $1,141,016 and $9,350,132, respectively. The Fund receives a proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                  For the            For the
                                              Six Months Ended      Year Ended
                                               June 30, 2006     December 31, 2005
                                             -----------------   -----------------
     Shares sold                                  74,000              786,928
     Shares issued to shareholders for
       reinvestment of distributions              33,139               77,632
     Shares redeemed                            (446,533)          (2,327,112)
                                                --------           ----------
     Net increase (decrease)                    (339,394)          (1,462,552)
                                                ========           ==========

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon Enhanced Yield Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     At June 30, 2006, one shareholder of record held approximately 16% of the total outstanding shares of the Fund. Investment activity of this shareholder could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 7 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and their costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended June 30, 2006, the Fund did not receive any redemption fees.

(5)  Federal Taxes:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     See corresponding master portfolio for tax basis unrealized appreciation (depreciation) information.

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon Enhanced Yield Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        Par           Value
Security Description                                                           Rate    Maturity        Value        (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--93.2%
BONDS AND NOTES--91.6%
Asset Backed--50.8%
Accredited Mortgage Loan Trust                                                 6.200%  9/25/2036     $ 250,000     $  249,688
Advanta Business Card Master Trust 2005-C1 C1 (a)                              5.777   8/22/2011       500,000        503,055
American Express Issuance Trust 2005-1 C (a)                                   5.529   8/15/2011       500,000        502,621
Asset Backed Funding Certificates 2005-WMC1 M4 (a)                             5.913   6/25/2035       500,000        502,293
Asset Backed Securities Corp. Home Equity Loan 2006-HE5 M7                     6.250   6/25/2036       250,000        249,453
Bayview Financial Acquisition Trust 2006-A 1A1                                 5.614   2/28/2041       485,034        481,866
Bear Stearns Alt-A Trust 2005-1 A1 (a)                                         5.603   1/25/2035       276,550        277,040
Centex Home Equity 2003-B AF4                                                  3.235   2/25/2032       102,441         98,755
Chase Funding Mortgage Loan Asset Backed 2003-3 2A2 (a)                        5.593   4/25/2033       271,374        271,948
Chase Manhattan Auto Owner Trust 2003-B A4                                     2.570   2/16/2010       881,307        858,856
Citibank Credit Card Issuance Trust 2004-A1 A1                                 2.550   1/20/2009     1,250,000      1,230,065
Citigroup Mortgage Loan Trust, Inc. 2005-OPT4 A2B (a)                          5.473   7/25/2035       355,000        355,067
Collegiate Funding Services Education Loan 2005-A A1 (a)                       4.985   9/29/2014       324,622        324,304
Countrywide Alternative Loan Trust 2005-65CB 1A5 (a)                           5.500   1/25/2036       975,654        975,595
Countrywide Alternative Loan Trust 2006-6CB 1A2 (a)                            5.500   5/25/2036       997,720        992,454
Countrywide Asset-Backed Certificates 2005-7 3AV1 (a)                          5.443  11/25/2035       110,769        110,769
Countrywide Home Loans 2004-16 1A1 (a)                                         5.723   9/25/2034       406,528        408,372
First USA Credit Card Master Trust 1997-4 A (a)                                5.462   2/17/2010       750,000        751,469
Fremont Home Loan Trust 2006-1 M1 (a)                                          5.643   4/25/2036     1,000,000        999,623
Gracechurch Card Funding PLC (a)                                               5.509   9/15/2010       500,000        505,859
GS Auto Loan Trust 2004-1 A4                                                   2.650   5/16/2011       315,000        306,482
M & I Auto Loan Trust 2003-1 A4                                                2.970   4/20/2009       700,000        685,305
Normura Home Equity Loan, Inc. 2006-WF1 M8                                     6.350   3/25/2036       300,000        300,000
Opteum Mortgage Acceptance Corp. 2005-5 2A1A                                   5.470  12/25/2035       436,144        433,400
Option One Mortgage Loan Trust 2004-1 (a)                                      5.613   1/25/2034        21,144         21,148
Option One Mortgage Loan Trust 2005-4 M4 (a)                                   5.923  11/25/2035       500,000        502,755
Popular ABS Mortgage Pass-Through Trust 2004-4 AF4                             4.628   9/25/2034       350,000        340,847
Residential Asset Securities Corp. 2005-EMX2 A2 (a)                            5.483   7/25/2035     1,000,000      1,000,661
Residential Asset Securities Corp. 2005-EMX4 M7 (a)                            6.573  11/25/2035       500,000        509,562
Residential Funding Mortgage Securities II 2006-HSA2 AI3                       5.550   3/25/2036       200,000        197,772
Slm Student Loan Trust 2004-9 A2 (a)                                           5.120  10/25/2012       172,816        172,527
Wachovia Auto Owner Trust 2004-B A4                                            3.440   3/21/2011       400,000        386,742
WFS Financial Owner Trust 2005-3 A2                                            4.110   6/17/2008       396,916        396,156
                                                                                                                   ----------
Total Asset Backed (Cost $15,960,331)                                                                              15,902,509
                                                                                                                   ----------
Corporate--29.5%
Banking--11.0%
Bank One Texas                                                                 6.250   2/15/2008       750,000        755,343
US Bank NA (a)                                                                 5.020   10/1/2007       700,000        700,452
Wachovia Corp. (a)                                                             5.384   7/20/2007     1,000,000      1,001,145
Wells Fargo & Co. (a)                                                          5.220   3/10/2008     1,000,000      1,000,443
                                                                                                                   ----------
                                                                                                                    3,457,383
                                                                                                                   ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon Enhanced Yield Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        Par         Value
Security Description                                                           Rate      Maturity      Value      (Note 1A)
----------------------------------------------------------------------------------------------------------------------------
Brokerages--5.2%
Bear Stearns Co., Inc. (a)                                                     5.299%     4/29/2008   $ 700,000    $  701,498
Morgan Stanley                                                                 5.800       4/1/2007     935,000       935,498
                                                                                                                   ----------
                                                                                                                    1,636,996
                                                                                                                   ----------
Financial--5.3%
CIT Group, Inc. (a)                                                            5.837      9/22/2006     900,000       900,704
Citigroup, Inc. (a)                                                            5.209      11/1/2007     750,000       750,729
                                                                                                                   ----------
                                                                                                                    1,651,433
Insurance--4.8%
Principal Life, Inc., Funding (a)                                              5.266      12/7/2007     750,000       749,892
Western Corp.Federal Credit Union (a)                                          5.230      2/15/2008     750,000       750,590
                                                                                                                   ----------
                                                                                                                    1,500,482
                                                                                                                   ----------
Real Estate--1.6%
HRPT Properties Trust REIT (a)                                                 5.941      3/16/2011     500,000       500,379
                                                                                                                   ----------
Transportation--1.6%
Daimler Chrysler NA Holding Corp. (a)                                          5.740      3/13/2009     500,000       500,342
                                                                                                                   ----------
Total Corporate (Cost $9,276,196)                                                                                   9,247,015
                                                                                                                   ----------
Yankee Bonds--2.9%
HBOS Treasury Services PLC 144A (a) (Cost $900,000)                            5.125      1/12/2007     900,000       900,781
                                                                                                                   ----------
U.S. Government Agency--8.4%

Government Backed--7.5%
FHLMC                                                                          5.000      6/15/2016     395,944       393,989
FHLMC                                                                          4.500      1/15/2019     310,528       307,470
FHLMC                                                                          5.000      1/15/2023     392,352       388,232
FHLMC                                                                          5.000      9/15/2024     773,202       764,244
FNMA                                                                           4.500      5/25/2012     454,450       449,277
FNMA                                                                           5.250      4/25/2025      59,167        58,885
                                                                                                                   ----------
                                                                                                                    2,362,097
                                                                                                                   ----------
Pass Thru Securities--0.9%
FHLMC                                                                          5.500     10/15/2018     272,788       272,008
                                                                                                                   ----------
Total U.S. Government Agency (Cost $2,702,284)                                                                      2,634,105
                                                                                                                   ----------
TOTAL BONDS AND NOTES (Cost $28,838,811)                                                                           26,684,410
                                                                                                                   ----------
SHORT TERM INVESTMENTS--1.6%

Commercial Paper--1.0%
Ryder System, Inc. (b)                                                         5.310      7/17/2006     300,000       299,381
                                                                                                                   ----------
U.S. Government--0.6%
FNMA Discount Note (b), (c)                                                    4.740      9/14/2006     200,000       198,078
                                                                                                                   ----------
TOTAL SHORT-TERM INVESTMENTS (Cost $497,458)                                                                          497,459
                                                                                                                   ----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $29,336,269)                                                                  29,181,869
                                                                                                                   ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon Enhanced Yield Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        Par         Value
Security Description                                                           Rate      Maturity      Value      (Note 1A)
----------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS--8.0%
Dreyfus Institutional Preferred Plus Money Market(d)(e)(Cost $2,526,923)       5.320%                 2,526,923   $ 2,526,923
                                                                                                                  -----------
Total Investments--101.2% (Cost $31,863,192)                                                                       31,708,792
                                                                                                                  -----------
Liabilities in Excess of Other Assets--(1.2%)                                                                        (380,432)
                                                                                                                  -----------
NET ASSETS--100.0%                                                                                                $31,328,360
                                                                                                                  ===========

Notes to Schedule of Investments
144A-- Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $900,781 or 2.9% of net assets.
FHLMC--Federal Home Loan Mortgage Company
FNMA--Federal National Mortgage Association
REIT--Real Estate Investment Trust
(a) Variable Rate Security; rate indicated as of June 30, 2006.
(b) Rate noted is yield to maturity.
(c) Denotes all of part of security pledged as collateral.
(d) Stated rate is the seven-day yield for the fund at June 30, 2006.
(e) Affiliated institutional money market fund.

At June 30, 2006 the Portfolio held the following futures contracts:

                                                                                          Underlying Face          Unrealized
Contract                                    Position           Expiration Date            Amount at Value          Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------
US 2 YR Treasury (15 Contracts)               Long                9/29/2006                $3,049,688                $ (8,000)
US 5 YR Treasury (15 Contracts)               Short               9/29/2006                 1,559,766                   8,641
EURO BOND (2 Contracts)                       Short               9/15/2008                   477,600                   4,568
EURO BOND (2 Contracts)                       Short              12/15/2008                   475,375                   3,468
EURO BOND (2 Contracts)                       Short               3/16/2009                   474,325                   2,017
EURO BOND (2 Contracts)                       Short               6/15/2009                   471,825                    (364)
                                                                                                                     --------
                                                                                                                     $ 10,330
                                                                                                                     ========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon Enhanced Yield Portfolio

                       Statement of Assets and Liabilities
                            June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
 Investments in securities
   Unaffiliated issuers, at value (Note 1A) (cost $29,336,269)                          $29,181,869
   Affiliated issuers (Note 1F), at value (Note 1A) (cost $2,526,923)                     2,526,923
 Cash                                                                                       300,000
 Interest and dividends receivable                                                          138,350
 Prepaid expenses                                                                             4,253
                                                                                        -----------
     Total assets                                                                        32,151,395
Liabilities
 Payable for investments purchased                                         $ 800,000
 Payable for variation margin on open futures contracts (Note 5)               2,572
 Accrued professional fees                                                    12,537
 Accrued accounting, administration and custody fees (Note 2)                  5,512
 Accrued trustees' fees and expenses (Note 2)                                  2,414
                                                                           ---------

   Total liabilities                                                                        823,035
                                                                                        -----------
 Net Assets (applicable to investors' beneficial interest)                              $31,328,360
                                                                                        ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon Enhanced Yield Portfolio

                             Statement of Operations
               For the Six Months Ended June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income                                                                       $761,067
  Dividend income from affiliated investments (Note 1F)                                   41,181
  Security lending income (Note 6)                                                           215
                                                                                        --------
    Total investment income                                                              802,463

Expenses
  Investment advisory fee (Note 2)                                       $ 35,315
  Accounting, administration and custody fees (Note 2)                     35,063
  Professional fees                                                        11,642
  Trustees' fees and expenses (Note 2)                                      3,469
  Insurance expense                                                         2,958
  Miscellaneous expenses                                                    1,339
                                                                         --------
    Total expenses                                                         89,786

Deduct:
  Waiver of investment advisory fee (Note 2)                              (35,315)
  Reimbursement of Fund operating expenses (Note 2)                       (10,326)
                                                                         --------
    Total expense deductions                                              (45,641)
                                                                         --------
    Net expenses                                                                          44,145
                                                                                        --------
      Net investment income                                                              758,318

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                           (98,825)
    Financial futures transactions                                         14,434
                                                                         --------

      Net realized gain (loss)                                                           (84,391)

  Change in unrealized appreciation (depreciation) on:
    Investments                                                           132,744
    Financial futures contracts                                            17,639
                                                                         --------
      Change in net unrealized appreciation (depreciation)                               150,383
                                                                                        --------
        Net realized and unrealized gain (loss)                                           65,992
                                                                                        --------
Net Increase in Net Assets from Operations                                              $824,310
                                                                                        ========

   The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon Enhanced Yield Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                        For the
                                                                    Six Months Ended               For the
                                                                      June 30, 2006               Year Ended
                                                                       (Unaudited)             December 31, 2005
                                                                    -----------------          -----------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                               $   758,318                 $  1,886,132
  Net realized gain (loss)                                                (84,391)                    (301,054)
  Change in net unrealized appreciation (depreciation)                    150,383                     (109,258)
                                                                     ------------                 ------------
  Net increase (decrease) in net assets from investment operations        824,310                    1,475,820
                                                                     ------------                 ------------

Capital Transactions
  Contributions                                                         1,141,016                   16,645,003
                                                                     ------------                 ------------
  Withdrawals                                                          (9,350,132)                 (46,674,285)
                                                                     ------------                 ------------
  Net increase (decrease) in net assets from capital transactions      (8,209,116)                 (30,029,282)
                                                                     ------------                 ------------
Total Increase (Decrease) in Net Assets                                (7,384,806)                 (28,553,462)
                                                                     ------------                 ------------

Net Assets
  At beginning of period                                               38,713,166                   67,266,628
                                                                     ------------                 ------------
  At end of period                                                   $ 31,328,360                 $ 38,713,166
                                                                     ============                 ============


   The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon Enhanced Yield Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                        For the
                                                    Six Months Ended                    Year Ended December 31,
                                                     June 30, 2006    ------------------------------------------------------------
                                                      (Unaudited)        2005         2004        2003         2002        2001
                                                     -------------     -------      -------     --------     --------   ---------
Total Return (a)                                           2.34%          2.66%        0.79%        1.48%        3.14%        6.15%
Ratios:
  Expenses (to average daily net assets)*                  0.25%(b)       0.32%        0.41%        0.36%        0.36%        0.35%
  Net Investment Income (to average daily net assets)*     4.30%(b)       3.24%        1.36%        1.60%        2.99%        4.89%
  Portfolio Turnover                                         19%(c)         75%          39%         113%         160%         174%
  Net Assets, End of Period (000's omitted)             $31,328        $38,713      $67,267     $141,856     $146,771     $134,055

-------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:
  Ratios (to average daily net assets):
    Expenses                                               0.51%          0.44%         N/A         0.37%        0.38%         N/A
    Net investment income                                  4.03%          3.12%         N/A         1.59%        2.97%         N/A

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were invested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
(b) Calculated on an annualized basis.
(c) Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon Enhanced Yield Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Enhanced Yield Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to achieve a high level of current income consistent with preserving principal and liquidity. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in dollar-denominated money market instruments, short-term fixed income securities and asset-backed securities of U.S. and foreign governments, banks and companies.

     At June 30, 2006 there was one fund, Standish Mellon Enhanced Yield Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2006 was 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     C. Income taxes

     The Portfolio is treated as a disregarded entity for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon Enhanced Yield Portfolio

                 Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     D. Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     E. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     F. Affiliated issuers

     Affiliated issuers are investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to Standish Mellon for overall investment advisory, administrative services, and general office facilities is paid monthly at the annual rate of 0.20% of the Portfolio's average daily net assets. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.25% for the six month period ending June 30, 2006. Pursuant to these agreements, for the six months ended June 30, 2006, Standish Mellon voluntarily waived a portion of its investment advisory fee in the amount of $35,315 and reimbursed the Portfolio $10,326 of other operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Portfolio entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide custody, administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $35,063 for the six months ended June 30, 2006.

     The Portfolio also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank received $90 for the six months ended June 30, 2006. See Note 6 for further details.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust or the Portfolio Trust. The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2006 were as follows:

                                                           Purchases            Sales
                                                          -----------       ------------
     U.S. Government Securities                           $         0       $  2,556,114
                                                          ===========       ============
     Investments (non-U.S. Government Securities)         $ 6,106,338       $  7,916,039
                                                          ===========       ============

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon Enhanced Yield Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

           Aggregate cost                                  $31,863,192
                                                           ===========
           Gross unrealized appreciation                        35,677
           Gross unrealized depreciation                      (190,077)
                                                           -----------
           Net unrealized appreciation (depreciation)      $  (154,400)
                                                           ===========

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Futures contracts

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At June 30, 2006, the Portfolio held open financial futures contracts. See the Schedule of Investments for further details.

(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral are not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the six months ended June 30, 2006 and earned interest on the invested collateral of $12,645, of which $12,430 was rebated to borrowers or paid in fees. At June 30, 2006, the Portfolio had no securities on loan. See the Schedule of Investments for further detail on the security positions on loan and collateral held.

                  Mellon Institutional Funds Master Portfolio
                    Standish Mellon Enhanced Yield Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(7)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus (1)/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended June 30, 2006, the facility fee was $176 for the Portfolio.

     For the six months ended June 30, 2006, the Portfolio did not borrow from the credit facility.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended June 30, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                      Number of
                                                             Principal              Portfolios in       Other         Trustee
Name                                    Term of Office      Occupation(s)           Fund Complex    Directorships   Remuneration
Address, and              Position(s)   and Length of        During Past             Overseen by       Held by      (period ended
Date of Birth           Held with Trust  Time Served           5 Years                  Trustee        Trustee      June 30, 2006)
----------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming          Trustee        Trustee        Chairman Emeritus, Decision      34             None         Fund: $250
c/o Decision Resources, Inc.              since          Resources, Inc. ("DRI")                                    Portfolio: $396
260 Charles Street                        11/3/1986      (biotechnology research and
Waltham, MA 02453                                        consulting firm); formerly
9/30/40                                                  Chairman of the Board and
                                                         Chief Executive Officer, DRI

Caleb Loring III           Trustee        Trustee        Trustee, Essex Street            34             None         Fund: $250
c/o Essex Street Associates               since          Associates (family                                         Portfolio: $425
P.O. Box 5600 Beverly,                    11/3/1986      investment trust office)
MA 01915
11/14/43

Benjamin M. Friedman       Trustee        Trustee        William Joseph Maier,            34             None         Fund: $250
c/o Harvard University                    since          Professor of Political                                     Portfolio: $396
Littauer Center 127                       9/13/1989      Economy, Harvard University
Cambridge, MA 02138
8/5/44

John H. Hewitt             Trustee        Trustee        Trustee, Mertens House,          34             None         Fund: $250
P.O. Box 2333                             since          Inc. (hospice)                                             Portfolio: $396
New London, NH 03257                      11/3/1986
4/11/35

Interested Trustees

Patrick J. Sheppard         Trustee,      Since 2003     President and Chief              34             None              $0
The Boston Company       President and                   Operating Officer of The
Asset Management, LLC   Chief Executive                  Boston Company Asset
One Boston Place            Officer                      Management, LLC; formerly
Boston, MA 02108                                         Senior Vice President and
7/24/65                                                  Chief Operating Officer,
                                                         Mellon Asset Management
                                                         ("MAM") and Vice President and
                                                         Chief Financial Officer, MAM

Principal Officers who are Not Trustees

Name                                                      Term of Office
Address, and                             Position(s)       and Length of              Principal Occupation(s)
Date of Birth                           Held with Trust     Time Served                 During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                       Vice President       Since 2003        Senior Vice President and Head of Operations,
Mellon Asset Management                  and Secretary                         Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                               Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson                      Vice President     Vice President      Vice President and Mutual Funds Controller,
Mellon Asset Management                  and Treasurer       since 1999;       Mellon Asset Management; formerly Assistant Vice
One Boston Place                                             Treasurer         President and Mutual Funds Controller, Standish
Boston, MA 02108                                             since 2002        Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland                      Assistant Vice       Since 1996        Vice President and Manager, Mutual Funds
Mellon Asset Management                   President                            Operations, Mellon Asset Management; formerly
One Boston Place                                                               Vice President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                               Standish Mellon Asset Management Company, LLC
8/19/51

Cara E. Hultgren                        Assistant Vice       Since 2001        Assistant Vice President and Manager of Compliance,
Mellon Asset Management                    President                           Mellon Asset Management ("MAM"); formerly Manager
One Boston Place                                                               of Shareholder Services, MAM, and Shareholder
Boston, MA 02108                                                               Representative, Standish Mellon Asset Management
1/19/71                                                                        Company, LLC

Mary T. Lomasney                            Chief         Since 2005           First Vice President, Mellon Asset Management and
Mellon Asset Management                  Compliance                            Chief Compliance Officer, Mellon Funds
One Boston Place                           Officer                             Distributor, L.P. and Mellon Optima L/S Strategy
Boston, MA 02108                                                               Fund, LLC; formerly  Director, Blackrock, Inc.
4/8/57                                                                         Senior Vice President, State Street Research &
                                                                               Management Company ("SSRM"), and Vice President, SSRM

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



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



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

                          [LOGO] Mellon
                                 --------------------------
                                 Mellon Institutional Funds

                                 One Boston Place
                                 Boston, MA 02108-4408
                                 800.221.4795
                                 www.melloninstitutionalfunds.com


                                                                     6926SA0606

                                               [LOGO] MELLON
                                                      --------------------------
                                                      Mellon Institutional Funds




Semiannual Report               Standish Mellon
                                Fixed Income Fund
--------------------------------------------------------------------------------
June 30, 2006 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                        Standish Mellon Fixed Income Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                  Expenses Paid
                               Beginning           Ending         During Period+
                              Account Value     Account Value    January 1, 2006
                             January 1, 2006    June 30, 2006    to June 30, 2006
---------------------------------------------------------------------------------
Actual                          $1,000.00         $  991.90            $2.47
Hypothetical (5% return
per year before expenses)       $1,000.00         $1,022.32            $2.51

-----------
+ Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example reflects the combined expenses of the Fund and the master portfolio in which it invests all its assets.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Portfolio Information as of June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                         Percentage of
Summary of Combined Ratings                               Investments
----------------------------------------------------------------------
Quality Breakdown
----------------------------------------------------------------------
AAA and higher                                               54.8%
AA                                                            6.7
A                                                            12.2
BBB                                                          20.7
BB                                                            4.5
B                                                             1.1
                                                            -----
                                                            100.0%

Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higher rating category.

                                                         Percentage of
Top Ten Holdings*       Rate            Maturity          Investments
----------------------------------------------------------------------
FNMA (TBA)             5.500%           7/1/2035              5.1%
FNMA (TBA)             4.500            7/1/2020              3.3
U.S. Treasury Note     5.125           5/15/2016              3.3
FNMA                   5.000            7/1/2020              2.8
U.S.Treasury Bond      3.000           7/15/2012              2.1
FNMA (TBA)             6.000            7/1/2020              1.9
U.S. Treasury Note     4.500           2/15/2036              1.8
U.S. Treasury Note     4.375          12/31/2007              1.6
FNMA (TBA)             5.000            7/1/2035              1.6
U.S Treasury Note      3.625           4/30/2007              1.2
                                                             ----
                                                             24.7%

*    Excluding short-term investments and investment of cash collateral.

                                                         Percentage of
Economic Sector Allocation                                Investments
----------------------------------------------------------------------
Treasury/Agency                                              23.9%
Mortgage Pass through                                        26.6
Credit                                                       36.1
ABS/CMO/CMBS                                                  9.3
Nondollar                                                     0.1
Emerging Markets                                              2.1
Short term and other assets                                   1.9
                                                            -----
                                                            100.0%

The Standish Mellon Fixed Income Fund invests all of its investable assets in an interest of the Standish Mellon Fixed Income Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                        Standish Mellon Fixed Income Fund

                       Statement of Assets and Liabilities
                            June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
 Investment in Standish Mellon Fixed Income Portfolio (Portfolio), at value (Note 1A)             $430,333,498

 Receivable for Fund shares sold                                                                     2,885,667
 Prepaid expenses                                                                                       10,025
                                                                                                  ------------
   Total assets                                                                                    433,229,190
Liabilities
 Payable for Fund shares redeemed                                                    $ 399,378
 Accrued administrative services expense (Note 2)                                       13,227
 Accrued transfer agent fees (Note 2)                                                    1,576
 Accrued professional fees                                                              15,002
 Accrued shareholder reporting fee (Note 2)                                              3,160
 Accrued trustees' fees (Note 2)                                                           492
 Accrued chief compliance officer fee (Note 2)                                             278
 Other accrued expenses and liabilities                                                  6,595
                                                                                     ---------
   Total liabilities                                                                                   439,708
                                                                                                  ------------
Net Assets                                                                                        $432,789,482
                                                                                                  ============
Net Assets consist of:
 Paid-in capital                                                                                  $631,373,364
 Accumulated net realized loss                                                                    (188,459,399)
 Distributions in excess of net investment income                                                       (4,530)
 Net unrealized depreciation                                                                       (10,119,953)
                                                                                                  ------------
Total Net Assets                                                                                  $432,789,482
                                                                                                  ============
Shares of beneficial interest outstanding                                                           22,701,721
                                                                                                  ============
Net Asset Value, offering and redemption price per share
 (Net Assets/Shares outstanding)                                                                  $      19.06
                                                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                        Standish Mellon Fixed Income Fund

                             Statement of Operations
               For the Six Months Ended June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
 Interest and security lending income allocated from Portfolio                                        $11,334,942
 Dividend income allocated from Portfolio                                                                 314,078
 Expenses allocated from Portfolio                                                                       (984,734)
                                                                                                      -----------
   Net investment income allocated from Portfolio                                                      10,664,286
Expenses
 Transfer agent fees (Note 2)                                                             $ 6,591
 Registration fees                                                                         14,877
 Professional fees                                                                         29,214
 Administrative service fees (Note 2)                                                      81,078
 Trustees' fees and expenses (Note 2)                                                         992
 Insurance expense                                                                            832
 Miscellaneous expenses                                                                    10,955
                                                                                       ----------
   Total expenses                                                                         144,539
Deduct:
 Reimbursement of operating expenses (Note 2)                                             (20,458)
                                                                                       ----------
   Net expenses                                                                                           124,081
                                                                                                      -----------
     Net investment income                                                                             10,540,205
                                                                                                      -----------
Realized and Unrealized Gain (Loss)
 Net realized gain (loss) allocated from Portfolio on:
   Investments                                                                         (4,546,567)
   Financial futures transactions                                                         336,239
   Written options transactions                                                           (73,672)
   Foreign currency transactions and forward foreign currency exchange transactions       (16,981)
   Swap transactions                                                                      (63,952)
                                                                                       ----------

     Net realized gain (loss)                                                                          (4,364,933)
 Change in unrealized appreciation (depreciation) allocated from Portfolio on:
   Investments                                                                         (9,489,363)
   Financial futures contracts                                                            (95,780)
   Written options contracts                                                              (36,944)
   Foreign currency translation and forward foreign currency exchange contracts            (6,515)
   Swap contracts                                                                         (87,987)
                                                                                       ----------
     Net change in net unrealized appreciation (depreciation)                                          (9,716,589)
                                                                                                      -----------
   Net realized and unrealized gain (loss) on investments                                             (14,081,522)
                                                                                                      -----------
Net Decrease in Net Assets from Operations                                                            $(3,541,317)
                                                                                                      ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Standish Mellon Fixed Income Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                      For the
                                                                                   Six Months Ended       For the
                                                                                     June 30, 2006       Year Ended
                                                                                     (Unaudited)      December 31, 2005
                                                                                   ----------------   -----------------
Increase (Decrease) in Net Assets:
From Operations
 Net investment income                                                               $ 10,540,205       $ 18,867,149
 Net realized gain (loss)                                                              (4,364,933)         3,077,515
 Change in net unrealized appreciation (depreciation)                                  (9,716,589)        (8,030,510)
                                                                                     ------------       ------------
 Net increase (decrease) in net assets from investment operations                      (3,541,317)        13,914,154
                                                                                     ------------       ------------
Distributions to Shareholders (Note 1C)
 From net investment income                                                           (10,262,592)       (22,878,370)
                                                                                     ------------       ------------
 Total distributions to shareholders                                                  (10,262,592)       (22,878,370)
                                                                                     ------------       ------------
Fund Share Transactions (Note 4)
 Net proceeds from sale of shares                                                      41,011,492         51,996,373
 Value of shares issued to shareholders in reinvestment of distributions                6,891,314         15,442,638
 Redemption fees credited to capital                                                        3,571                 --
 Cost of shares redeemed                                                              (57,204,229)       (65,890,204)
                                                                                     ------------       ------------
 Net increase (decrease) in net assets from Fund share transactions                    (9,297,852)         1,548,807
                                                                                     ------------       ------------
Total Increase (Decrease) in Net Assets                                               (23,101,761)        (7,415,409)
Net Assets
 At beginning of period                                                               455,891,243        463,306,652
                                                                                     ------------       ------------
 At end of period [including distributions in excess of
   investment income of ($4,530) and ($282,143).]                                    $432,789,482       $455,891,243
                                                                                     ============       ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Standish Mellon Fixed Income Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                          For the
                                                       Six Months Ended                  Year Ended December 31,
                                                        June 30, 2006    ----------------------------------------------------------
                                                         (Unaudited)       2005       2004       2003         2002          2001
Net Asset Value, Beginning of the period                   $  19.66      $  20.08   $  20.08   $  19.70     $  18.93     $    18.92
                                                           --------      --------   --------   --------     --------     ----------
From Operations:
 Net investment income* (a)                                    0.46          0.82       0.77       0.75         0.93           1.22
 Net realized and unrealized
   gains (loss) on investments                                (0.61)        (0.23)      0.36       0.28         0.71           0.10
                                                           --------      --------   --------   --------     --------     ----------
Total from investment operations                              (0.15)         0.59       1.13       1.03         1.64           1.32
                                                           --------      --------   --------   --------     --------     ----------
Less Distributions to Shareholders:
 From net investment income                                   (0.45)        (1.01)     (1.13)     (0.65)       (0.87)         (1.31)
                                                           --------      --------   --------   --------     --------     ----------
Total distributions to shareholders                           (0.45)        (1.01)     (1.13)     (0.65)       (0.87)         (1.31)
                                                           --------      --------   --------   --------     --------     ----------
Net Asset Value, End of Period                             $  19.06      $  19.66   $  20.08   $  20.08     $  19.70     $    18.93
                                                           ========      ========   ========   ========     ========     ==========
Total Return                                                  (0.81%)(b)     2.96%      5.74%      5.24%(b)     8.89%(b)       7.16%
Ratios/Supplemental data:
 Expenses (to average daily net assets)*(c)                    0.50%(d)      0.49%      0.48%      0.42%        0.38%          0.38%
 Net Investment Income (to average daily net assets)*          4.75%(d)      4.09%      3.77%      3.76%        4.86%          6.35%
 Net Assets, End of Period (000's omitted)                 $432,789      $455,891   $463,307   $595,789     $941,240     $1,475,570

------------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

     Net investment income per share(a)                      $ 0.46           N/A        N/A   $   0.73     $   0.93            N/A
     Ratios (to average daily net assets):
       Expenses(c)                                             0.51%(d)       N/A        N/A       0.45%        0.42%           N/A
       Net investment income                                   4.74%(d)       N/A        N/A       3.73%        4.82%           N/A

(a)  Calculated based on average shares outstanding.
(b)  Total return would have been lower in the absence of expense waivers.
(c)  Includes the Fund's share of the Portfolio's allocated expenses.
(d)  Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Standish Mellon Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Fixed Income Fund (the "Fund") is a separate diversified investment series of the Trust.

     The Fund invests all of its investable assets in an interest of the Standish Mellon Fixed Income Portfolio (the "Portfolio"), a subtrust of the Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by U.S. and foreign governments and companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at June 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     The Fund records its investment in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. Securities transactions and income

     Securities transactions in the Portfolio are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences which may result in reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, foreign currency gains and losses, post-October losses, amortization and/or accretion of premiums and discounts on certain securities and the timing of recognition of gains and losses on futures contracts.

     Permanent book and tax basis differences will result in reclassifications among undistributed net investment income(loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust and/or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

                   Mellon Institutional Funds Investment Trust
                        Standish Mellon Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  Investment Advisory Fee and other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) 0.50%. Pursuant to these agreements, for the six months ended June 30, 2006, Standish Mellon voluntarily reimbursed the Fund for $20,458 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $6,591 during the six months ended June 30, 2006.

     The Fund has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide printing and fulfillment services for the Fund. Pursuant to this agreement the Fund was charged $3,160 during the six months ended June 30, 2006.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended June 30, 2006, the Fund was charged $1,933. No other director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended June 30, 2006, the Fund was charged $81,078 for fees payable to Mellon Private Wealth Management.

(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2006, aggregated $45,461,631 and $69,510,754, respectively. The Fund receives a proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

                   Mellon Institutional Funds Investment Trust
                        Standish Mellon Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                       For the              For the
                                                  Six Months Ended         Year Ended
                                                    June 30, 2006       December 31, 2005
                                                  ----------------      -----------------
         Shares sold                                  2,098,593            2,590,559
         Shares issued to shareholders for
           reinvestment of distributions                359,081              777,096
         Shares redeemed                             (2,939,461)          (3,260,750)
                                                     ----------           ----------
     Net increase (decrease)                           (481,787)            (106,905)
                                                     ==========           ==========

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended June 30, 2006, the Fund received $3,571 in redemption fees.

(5)  Federal Taxes:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     See corresponding master portfolio for tax basis unrealized appreciation (depreciation) information.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Par           Value
Security Description                                                       Rate    Maturity               Value        (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--137.9%
BONDS AND NOTES--126.1%
Asset Backed--21.3%
Accredited Mortgage Loan Trust 2005-2 A2A (a)                              5.423%  7/25/2035    USD    $   267,892    $    267,882
Accredited Mortgage Loan Trust 2005-3 A2 (a)                               5.423   9/25/2035               858,777         858,864
Accredited Mortgage Loan Trust 2006-1 A1 (a)                               5.383   4/25/2036             1,477,019       1,477,107
ACE Securities Corp. 2005-HE1 A2A (a)                                      5.443   2/25/2035                98,111          98,119
ACE Securities Corp. 2006-ASL1 A                                           5.463   2/25/2036               613,050         613,093
American Express Credit Account Master Trust 2004-C 144A (a)               5.699   2/15/2012             2,414,854       2,420,707
Americredit Automobile Receivables Trust 2005-DA A2                        4.750   11/6/2008             1,322,517       1,319,238
Banc of America Commercial Mortgage, Inc. 2005-2 A2                        4.247   7/10/2043             1,900,000       1,859,291
Bear Stearns Asset Backed Securities, Inc. 2005-HE3 1A1 (a)                5.403   3/25/2035               103,325         103,334
Capital Auto Receivables Asset Trust 2004-2 D 144A                         5.820   5/15/2012             1,950,000       1,907,609
Capital One Auto Finance Trust                                             4.480  10/15/2008               955,571         952,850
Capital One Multi-Asset Execution Trust 2004-C1 C1                         3.400  11/16/2009             2,950,000       2,912,648
Capital One Prime Auto Receivables Trust 2006-1 A1                         4.872   3/15/2007               630,908         630,391
Carrington Mortgage Loan Trust                                             5.363   5/25/2036             1,360,519       1,360,492
Centex Home Equity (a)                                                     5.373   6/25/2036               824,400         824,309
Centex Home Equity 2005-D AV1                                              5.433  10/25/2035               884,713         884,824
Chase Credit Card Master Trust 2004-2 C (a)                                5.749   9/15/2009             1,000,000       1,003,142
Chase Manhattan Auto Owner Trust 2005-B A2                                 4.770   3/15/2008             1,500,000       1,496,006
Chec Loan Trust 2004-2 A1                                                  5.493   1/25/2025                11,885          11,884
Citigroup Mortgage Loan Trust, Inc. 2005-OPT3 A1A (a)                      5.413   5/25/2035               263,790         263,813
Citigroup Mortgage Loan Trust, Inc. 2005-WF2 AF2                           4.922   8/25/2035             1,356,917       1,339,374
Citigroup Mortgage Loan Trust, Inc. 2005-WF2 AF7                           5.249   8/25/2035             1,900,000       1,813,594
Citigroup Mortgage Loan Trust, Inc. 2006-WF1 A2A                           5.701   3/25/2036               925,564         921,028
Citigroup/Deutsche Bank Commercial Mortgage 2006-CD2 A2                    5.408   1/15/2046               775,000         763,025
Countrywide Alternative Loan Trust 2005-J4 2A1B (a)                        5.443   7/25/2035               461,374         461,217
Countrywide Asset-Backed Certificates 2004-3 M3                            6.193   5/25/2034               380,000         382,390
Credit Suisse/Morgan Stanley Commerical Mortgage Certificate 144a          5.389   5/15/2023               950,000         950,283
Credit-Based Asset Servicing and Securitization 2005-CB4 AV1               5.423   8/25/2035               501,373         501,488
Credit-Based Asset Servicing and Securitization 2005-CB7 AF1               5.208  11/25/2035             1,686,573       1,674,835
Credit-Based Asset Servicing and Securitization 2005-CB8 AF1B              5.451  12/25/2035             1,650,650       1,639,672
Credit-Based Asset Servicing and Securitization 2006-CB1 AF1               5.457   1/25/2036             1,944,311       1,931,519
Credit-Based Asset Servicing and Securitization 2006-CB2 AF1               5.717  12/25/2036               606,086         603,151
CS First Boston Mortgage Securities Corp. 2002-HE4                         6.940   8/25/2032               650,000         650,329
Countrywide Asset-Backed Certificates 2006-SPS1 A (a)                      5.191  12/25/2025             2,100,000       2,100,000
First Franklin Mortgage Loan Asset Backed 2005-FFH3 2A1                    5.453   9/25/2035               803,914         804,000
First NLC Trust 2005-3 AV2 (a)                                             5.553  12/25/2035             1,200,000       1,200,576
Ford Credit Auto Owner Trust 2005-B B                                      4.640   4/15/2010             1,350,000       1,318,189
Green Tree Financial Corp. 1994-7 M1                                       9.250   3/15/2020               765,777         792,187
GSAA Home Equity Trust 2006-7 AV1                                          5.403   3/25/2046             1,790,181       1,790,181
GSAMP 2006-S4 A1                                                           5.240   5/25/2036             1,300,000       1,300,000
Home Equity Asset Trust 2005-5 2A1 (a)                                     5.433  11/25/2035             1,282,154       1,282,323
Home Equity Asset Trust 2005-8 2A1 (a)                                     5.433   2/25/2036               851,096         851,339
Home Equity Mortgage Trust 2006-3 A1                                       5.472   9/25/2036             1,000,000         999,685
Honda Auto Receivables Owner Trust 2004-1 A3                               2.400   2/21/2008               704,104         697,635
Honda Auto Receivables Owner Trust 2005-5 A1                               4.221  11/15/2006               232,656         232,656
Indymac Index Mortgage Loan Trust 2006-AR9 B2                              6.059   6/25/2036               149,971         146,537
JP Morgan Acquisition Corp. 2006-CW1 A2                                    5.363   5/25/2036               997,290         997,271

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Par           Value
Security Description                                                       Rate    Maturity               Value        (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Asset Backed (continued)
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 ASB         5.875%  4/15/2045           $   955,000    $    956,492
JP Morgan Mortgage Acquisition Corp. 2005-FRE1 A2F1                        5.375  10/25/2035             1,376,079       1,367,388
MBNA Credit Card Master Note Trust 2001-C3 C3                              6.550  12/15/2008             3,000,000       3,001,625
MMCA Automobile Trust 2002-1 Cl B                                          5.370   1/15/2010               130,674         130,220
Morgan Stanley ABS Capital I 2005-WMC2 A2A(a)                              5.403   2/25/2035                13,930          13,928
Morgan Stanley ABS Capital I 2005-WMC6 A2A(a)                              5.433   7/25/2035               529,096         529,211
Morgan  Stanley ABS Capital I 2006-HE3 A2A                                 5.363   4/25/2036               804,562         804,487
Morgan Stanley Home Equity Loans 2005-2 A2A                                5.413   5/25/2035               246,196         246,157
Morgan Stanley Home Equity Loans 2006-3 A1                                 5.373   4/25/2036             1,287,886       1,287,766
Newcastle Mortgage Securities Trust 2006-1 A1                              5.393   3/25/2036             2,172,962       2,173,271
Nissan Auto Receivables Owner Trust 2006-B A1                              5.081   5/15/2007               774,641         774,641
Opteum Mortgage Acceptance Corp. 2005-1 A2(a)                              5.463   2/25/2035                22,799          22,795
Origen Manufactured Housing                                                5.250   2/15/2014             1,591,483       1,581,993
Origen Manufactured Housing 2005-A A1                                      4.060   7/15/2013               958,934         951,028
Ownit Mortgage Loan Asset-Backed Certification 2006-1 AF1                  5.424  12/25/2036             1,748,609       1,735,217
Popular ABS Mortgage Pass--Through Trust 2005-D AF1                        5.361   1/25/2036             1,759,387       1,746,500
Renaissance Home Equity Loan Trust 2006-2 M1                               6.254   8/25/2036             1,750,000       1,750,000
Renaissance Home Equity Loan Trust 2006-2 AF1                              5.999   8/25/2036             2,000,000       2,000,000
Residential Asset Securities Corp. 2003-KS7 MI3                            5.750   9/25/2033               575,000         558,178
Residential Asset Mortgage Products, Inc.                                  5.423  10/25/2035             1,432,537       1,432,820
Residential Asset Mortgage Products, Inc. 2004-RS12 AII1(a)                5.453   6/25/2027               186,871         186,888
Residential Asset Mortgage Products, Inc. 2005-RS2 AII1(a)                 5.433   2/25/2035               113,233         113,246
Residential Asset Mortgage Products, Inc. 2005-RS3 AI1(a)                  5.423   3/25/2035               526,685         526,735
Residential Asset Securities Corp. 2005-AHL2 A1(a)                         5.423  10/25/2035             1,130,614       1,130,830
Residential Asset Securities Corp. 2005-EMX1 AI1(a)                        5.423   3/25/2035               252,538         252,569
Residential Asset Securities Corp. 2005-EMX3 AI1(a)                        5.433   9/25/2035             1,024,396       1,024,582
Residential Asset Securities Corp. 2006-EMX3 A1(a)                         5.383   4/25/2036             2,211,524       2,211,685
Residential Asset Securities Corp. 2006-EMX4 A1(a)                         5.363   6/25/2036               991,817         991,817
Residential Fuding Mortgage Securities II 2006-HSA2 AI2                    5.500   3/25/2036               300,000         297,657
Saxon Asset Securities Trust 2005-3 A2A(a)                                 5.201  11/25/2035               720,148         720,227
Soundview Home Equity Loan Trust 2005-M M3                                 5.825   5/25/2035               500,000         488,361
Specialty Underwriting & Residential Finance 2004-BC4 A2A                  5.473  10/25/2035                49,455          49,451
Specialty Underwriting & Residential Finance 2005-BC1 A1A                  5.433  12/25/2035               211,804         211,818
Specialty Underwriting & Residential Finance 2006-BC2 A2A                  5.383   2/25/2037             2,447,397       2,447,547
Structured Asset Securities Corp. 2005-S3 M1                               5.823   6/25/2035             1,425,000       1,433,085
Vanderbilt Mortgage Finance 1999-A 1A6                                     6.750    3/7/2029             1,110,000       1,131,590
Wells Fargo Home Equity Trust 2006-1 A1                                    5.353   5/25/2036             1,285,878       1,285,878
WFS Financial Owner Trust 2003-3 A4                                        3.250   5/20/2011             2,283,377       2,243,978
WFS Financial Owner Trust 2004-1 D                                         3.170   8/22/2011               727,387         715,304
WFS Financial Owner Trust 2004-4 C                                         3.210   5/17/2012             1,067,767       1,038,422
WFS Financial Owner Trust 2005-2 B                                         4.570  11/19/2012               675,000         660,849
                                                                                                                      ------------
Total Asset Backed (Cost $92,238,473)                                                                                   91,636,323
                                                                                                                      ------------
Collateralized Mortgage Obligations--7.1%
GNMA 2003-48 AC                                                            2.712   2/16/2020             2,034,917       1,941,394
GNMA 2003-72 A                                                             3.206   4/16/2018             1,910,314       1,841,134
GNMA 2003-88 AC                                                            2.914   6/16/2018             1,394,342       1,328,512
GNMA 2003-96 B                                                             3.607   8/16/2018               442,625         430,171
GNMA 2004-12A                                                              3.110   1/16/2019             1,076,428       1,020,932
GNMA 2004-25 AC                                                            3.377   1/16/2023               818,438         779,726

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Par           Value
Security Description                                                       Rate    Maturity               Value        (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations (continued)
GNMA 2004-43 A                                                             2.822% 12/16/2019           $ 1,246,720    $  1,181,641
GNMA 2004-51 A                                                             4.145   2/16/2018             1,869,343       1,810,882
GNMA 2004-57 A                                                             3.022   1/16/2019               823,988         784,087
GNMA 2004-67 A                                                             3.648   9/16/2017               649,004         628,172
GNMA 2004-77 A                                                             3.402   3/16/2020               719,863         689,025
GNMA 2004-97 AB                                                            3.084   4/16/2022             1,884,305       1,791,496
GNMA 2005-32 B                                                             4.385   8/16/2030             1,365,000       1,319,907
GNMA 2005-87 A                                                             4.449   3/16/2025             1,302,421       1,261,591
GNMA 2005-9 A                                                              4.026   5/16/2022             1,687,297       1,630,448
GNMA 2005-90 A                                                             3.760   9/16/2028             1,828,318       1,740,424
GNMA 2006-5 A                                                              4.241   7/16/2029             1,680,924       1,617,147
GNMA 2006-6 A                                                              4.045  10/16/2023               247,171         238,542
GNMA-REMIC 2005-29 A                                                       4.016   7/16/2027             1,078,634       1,035,699
GNMA-REMIC 2006-3 A                                                        4.212   1/16/2028             2,226,997       2,142,348
Nomura Asset Acceptance Corp. 2005-AP2 A5                                  4.976   5/25/2035               950,000         902,618
Nomura Asset Acceptance Corp. 2005-WF1 2A5                                 5.159   3/25/2035               880,000         843,456
Structured Asset Mortgage Investments, Inc. 1998-2 B                       6.050   4/30/2030                42,872          42,683
Washington Mutual 2003-AR10 A6 (a)                                         4.067   10/25/203             1,800,000       1,740,001
Washington Mutual 2004-AR9 A7                                              6.881   8/25/2034             1,250,000       1,194,754
Washington Mutual 2005-AR4 A4B                                             4.676   4/25/2035               450,000         435,410
                                                                                                                      ------------
Total Collateralized Mortgage Obligations (Cost $31,368,022)                                                            30,372,200
                                                                                                                      ------------
Corporate--38.0%
Banking--6.1%
Ameriprise Financial, Inc.                                                 7.518    6/1/2066             1,030,000       1,036,237
Chevy Chase Bank FSB                                                       6.875   12/1/2013             1,370,000       1,370,000
City National Corp.                                                        5.125   2/15/2013               640,000         610,893
Colonial Bank                                                              8.000   3/15/2009               325,000         337,178
Colonial Bank NA                                                           6.375   12/1/2015             1,100,000       1,090,953
JPMorgan Chase & Co                                                        5.125   9/15/2014             1,600,000       1,511,280
Manuf & Traders Trust Co.                                                  5.585  12/28/2020               625,000         601,253
MBNA Corp.                                                                 6.125    3/1/2013             1,575,000       1,598,148
MUFG Capital Financial 1 Ltd.                                              6.346   3/15/2049               675,000         651,098
Provident Capital Trust I                                                  8.600   12/1/2026               590,000         618,784
Rabobank Capital Funding Trust III 144A                                    5.254  10/15/2049             1,450,000       1,328,329
Regions Financial Corp.(a)                                                 5.240    8/8/2008             1,675,000       1,675,804
Socgen Real Estate LLC 144A                                                7.640  12/29/2049             2,050,000       2,093,450
Sovereign Bancorp. 144A                                                    4.800    9/1/2010             1,150,000       1,101,472
US Bank NA(a)                                                              5.023   9/29/2006             2,625,000       2,624,948
USB Capital IX                                                             6.189    4/1/2049             1,310,000       1,281,036
Wachovia Bank NA                                                           5.000   8/15/2015             1,130,000       1,052,924
Washington Mutual, Inc.                                                    4.625    4/1/2014             2,190,000       1,978,481
Wells Fargo & Co.                                                          6.375    8/1/2011               850,000         872,901
Western Financial Bank FSB                                                 9.625   5/15/2012               600,000         660,238
Zions Bancorp                                                              5.228   4/15/2008               815,000         815,211
Zions Bancorporation                                                       6.000   9/15/2015             1,145,000       1,134,614
                                                                                                                      ------------
                                                                                                                        26,045,232
                                                                                                                      ------------
Basic Materials--2.0%
Cabot Corp. 144A                                                           5.250    9/1/2013               900,000         850,781
Equistar Chemicals LP/ Equistar Funding Corp.                             10.125    9/1/2008               485,000         510,463
Georgia-Pacific Corp.                                                      8.000   1/15/2024               980,000         926,100

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Par           Value
Security Description                                                       Rate    Maturity               Value        (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Basic Materials (continued)
ICI Wilmington, Inc.                                                       4.375%  12/1/2008           $   335,000    $    323,297
Lubrizol Corp.                                                             4.625   10/1/2009               930,000         895,438
Lubrizol Corp.(b)                                                          6.500   10/1/2034             1,400,000       1,338,956
RPM International, Inc.                                                    6.250  12/15/2013             1,145,000       1,125,672
RPM International, Inc.                                                    4.450  10/15/2009               645,000         614,451
Temple-Inland                                                              6.625   1/15/2018               875,000         870,574
Westvaco Corp.                                                             7.950   2/15/2031               525,000         558,669
Weyerhaeuser Co.                                                           7.125   7/15/2023               530,000         521,027
                                                                                                                      ------------
                                                                                                                         8,535,428
                                                                                                                      ------------
Communications--1.9%
AT&T, Inc.                                                                 5.263   5/15/2008               700,000         699,923
Comcast Corp.                                                              5.500   3/15/2011               325,000         319,188
New Cingular Wireless Services, Inc.                                       8.750    3/1/2031               430,000         527,190
News America Holdings, Inc.                                                7.700  10/30/2025             1,000,000       1,067,504
SBC Communications, Inc.                                                   5.625   6/15/2016               710,000         672,998
Sprint Capital Corp.                                                       8.750   3/15/2032             1,720,000       2,074,151
TCI Communications, Inc.                                                   7.875   2/15/2026               825,000         888,370
Time Warner, Inc.                                                          6.750   4/15/2011             1,100,000       1,127,728
Verizon Global Funding Corp.                                               5.850   9/15/2035               735,000         639,410
Viacom, Inc. 144A                                                          5.750   4/30/2011               300,000         294,665
                                                                                                                      ------------
                                                                                                                         8,311,127
                                                                                                                      ------------
Consumer Cyclical--1.7%
Caesars Entertainment, Inc.                                                8.500  11/15/2006               520,000         524,631
Caesars Entertainment, Inc.                                                8.875   9/15/2008               900,000         945,000
Crown Americas, Inc. 144A                                                  7.625  11/15/2013               720,000         707,400
Crown Americas, Inc. 144A                                                  7.750  11/15/2015               410,000         403,850
DaimlerChrysler NA Holding Corp.                                           8.500   1/18/2031               325,000         367,990
DaimlerChrysler NA Holding Corp.                                           4.875   6/15/2010               380,000         363,242
Darden Restaurants                                                         6.000   8/15/2035               650,000         562,453
Heinz (H.J.) Co. 144A                                                      6.428   12/1/2008               525,000         533,395
Hewlett-Packard Co.                                                        5.339   5/22/2009               850,000         850,027
Mohegan Tribal Gaming Authority                                            8.000    4/1/2012               840,000         853,650
Station Casinos, Inc.                                                      6.000    4/1/2012               850,000         795,813
Yum! Brands, Inc.                                                          6.250   4/15/2016               310,000         306,841
                                                                                                                      ------------
                                                                                                                         7,214,292
                                                                                                                      ------------
Consumer Noncyclical--1.6%
Altria Group, Inc.                                                         7.000   11/4/2013               900,000         949,500
Aramark Services, Inc.                                                     7.000   7/15/2006             2,290,000       2,290,559
RR Donnelley & Sons Co.                                                    4.950    4/1/2014             1,710,000       1,539,566
Safeway, Inc.(b)                                                           7.250    2/1/2031               830,000         842,374
Stater Brothers Holdings                                                   8.125   6/15/2012               865,000         854,188
Wyeth                                                                      5.500    2/1/2014               555,000         536,265
                                                                                                                      ------------
                                                                                                                         7,012,452
                                                                                                                      ------------
Energy--1.9%
Amerada Hess Corp.                                                         6.650   8/15/2011             1,085,000       1,115,128
BP Capital Markets PLC                                                     2.750  12/29/2006             4,600,000       4,543,070
DTE Energy Co.(b)                                                          6.350    6/1/2016               555,000         552,182
Southern Natural Gas Co.                                                   6.700   10/1/2007             1,910,000       1,913,092
                                                                                                                      ------------
                                                                                                                         8,123,472
                                                                                                                      ------------

     The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Par           Value
Security Description                                                       Rate    Maturity               Value        (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Financial--11.9%
Aegon NV                                                                   5.750% 12/15/2020           $ 1,205,000    $  1,158,823
American International Group, Inc. 144A                                    5.050   10/1/2015               595,000         555,078
Archstone-Smith Operating Trust REIT                                       5.250    5/1/2015               200,000         188,015
Archstone-Smith Operating Trust                                            5.000   8/15/2007               850,000         839,673
Arden Realty LP REIT                                                       5.200    9/1/2011               780,000         764,330
Bear Stearns Cos., Inc.(b)                                                 4.500  10/28/2010               905,000         863,290
Boeing Capital Corp.                                                       7.375   9/27/2010             1,055,000       1,120,920
Boston Properties LP                                                       5.625   4/15/2015               675,000         650,325
Brandywine Operation Partners                                              5.949    4/1/2009               800,000         800,388
Chubb Corp.                                                                5.472   8/16/2008             2,500,000       2,485,143
CIT Group, Inc.                                                            4.750   8/15/2008               985,000         966,221
Commercial Net Lease Realtor REIT                                          6.150  12/15/2015               475,000         459,094
Countrywide Home Loans, Inc.                                               4.000   3/22/2011               604,000         555,695
Credit Suisse FB USA, Inc.(b)                                              5.125   8/15/2015             1,000,000         934,636
Credit Suisse USA, Inc.                                                    5.316    6/5/2009             1,165,000       1,164,341
Duke Really LP                                                             5.875   8/15/2012             1,150,000       1,146,682
Duke Realty LP                                                             3.500   11/1/2007             1,100,000       1,067,340
Duke Realty LP                                                             7.750  11/15/2009               915,000         964,438
Duke Realty LP                                                             6.950   3/15/2011                25,000          25,972
EOP Operating LP                                                           7.000   7/15/2011             1,100,000       1,142,750
Erac USA Finance Co. 144A                                                  5.399   4/30/2009               260,000         260,125
Erac USA Finance Co. 144A                                                  7.950  12/15/2009             1,000,000       1,060,073
ERP Operating LP(b)                                                        6.625   3/15/2012               200,000         206,999
ERP Operating LP                                                           5.125   3/15/2016               735,000         679,146
ERP Operating LP REIT                                                      5.375    8/1/2016               365,000         342,563
Federal Realty Investment Trust REIT                                       5.650    6/1/2016               750,000         719,393
Glencore Funding LLC 144A                                                  6.000   4/15/2014             1,320,000       1,205,536
Glitnir Banki HF 144A(i)                                                   6.693   6/15/2016             1,075,000       1,068,848
Goldman Sachs Group, Inc.                                                  4.500   6/15/2010             1,145,000       1,094,699
Healthcare Realty Trust, Inc.                                              8.125    5/1/2011               540,000         580,013
HRPT Properties Trust REIT                                                 5.941   3/16/2011             1,100,000       1,100,834
HSBC Financial Capital Trust IX(a)(b)                                      5.911  11/30/2035             3,435,000       3,278,072
HSBC Financial Corp.                                                       5.500   1/19/2016             1,125,000       1,071,414
Jefferies Group, Inc.                                                      7.750   3/15/2012             1,920,000       2,062,424
John Deere Capital Corp.                                                   4.400   7/15/2009               665,000         641,888
Lehman Brothers Holdings                                                   5.500    4/4/2016               425,000         406,108
Lehman Brothers Holdings E-Capital Trust I(a)                              5.954   8/19/2065               250,000         249,957
Leucadia National Corp.                                                    7.000   8/15/2013             1,160,000       1,125,200
Lincoln National Corp.                                                     7.000   5/17/2066             1,080,000       1,071,624
Mack-Cali Realty LP REIT                                                   5.050   4/15/2010               350,000         337,351
Mack-Cali Realty LP REIT                                                   5.250   1/15/2012               800,000         767,835
Mack-Cali Realty LP REIT                                                   5.125   1/15/2015               550,000         508,546
Mack-Cali Realty LP REIT                                                   5.800   1/15/2016               645,000         616,368
MassMutual Global Funding II 144A                                          3.800   4/15/2009               650,000         619,656
Mizuho JGB Investment 144A(a)                                              9.870   8/30/2049               975,000       1,043,972
Morgan Stanley                                                             5.276    2/9/2009             1,050,000       1,051,169
Morgan Stanley                                                             4.750    4/1/2014             1,350,000       1,237,707
Nuveen Investments, Inc.                                                   5.000   9/15/2010               600,000         576,881
Phoenix Cos, Inc.                                                          6.675   2/16/2008               445,000         446,068
Regency Centers LP                                                         5.250    8/1/2015               300,000         280,388
Residential Capital Corp.                                                  6.125  11/21/2008               850,000         840,149

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Par           Value
Security Description                                                       Rate    Maturity               Value        (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Financial (continued)
Residential Capital Corp.                                                  6.375%  6/30/2010           $   660,000    $    651,018
Residential Capital Corp. 144A                                             6.898   4/17/2009             1,250,000       1,249,931
Resona Bank Ltd. 144a                                                      5.850   1/10/2049             1,015,000         944,330
Simon Property Group LP REIT                                               5.750    5/1/2012               800,000         788,123
SLM Corp.                                                                  5.240   7/27/2009             2,130,000       2,131,636
Washington Mutual, Inc.                                                    5.368   1/15/2010               920,000         923,799
                                                                                                                      ------------
                                                                                                                        51,092,997
                                                                                                                      ------------
Health Care--0.6%
HCA, Inc.                                                                  6.950    5/1/2012             1,120,000       1,093,264
Unitedhealth Group, Inc.                                                   5.375   3/15/2016             1,145,000       1,083,192
Wellpoint, Inc.                                                            5.000   1/15/2011               575,000         553,816
                                                                                                                      ------------
                                                                                                                         2,730,272
                                                                                                                      ------------
Industrial--3.9%
American Standard, Inc.                                                    7.375    2/1/2008               500,000         509,291
American Standard, Inc.                                                    7.625   2/15/2010             1,000,000       1,044,124
Chesapeake Energy                                                          7.625   7/15/2013               365,000         367,281
Enterprise Products Operations                                             5.600  10/15/2014             1,860,000       1,760,775
ICI North America                                                          8.875  11/15/2006                75,000          75,725
ICI Wilmington, Inc. (b)                                                   7.050   9/15/2007               325,000         328,283
ICI Wilmington, Inc.                                                       5.625   12/1/2013             1,365,000       1,308,845
Johnson Controls, Inc.                                                     5.250   1/15/2011               225,000         219,261
L-3 Communications Corp.                                                   7.625   6/15/2012             1,450,000       1,471,750
L-3 Communications Corp.                                                   6.375  10/15/2015               240,000         229,200
Mohawk Industries, Inc.                                                    5.750   1/15/2011               895,000         878,955
Northrop Grumman Corp.                                                     7.125   2/15/2011               545,000         573,492
Raytheon Co.                                                               5.500  11/15/2012               380,000         372,265
Raytheon Co.                                                               6.750   8/15/2007               248,000         250,409
Sealed Air Corp. 144A                                                      5.625   7/15/2013               570,000         543,113
Southern Peru Copper Corp.                                                 7.500   7/27/2035               590,000         563,291
Telefonica Emisiones                                                       5.984   6/20/2011               850,000         846,881
Teva Pharm Finance LLC                                                     6.150    2/1/2036               755,000         677,929
Tyson Foods, Inc.                                                          6.600    4/1/2016               600,000         586,478
Verizon Communications                                                     5.300   8/15/2007               745,000         745,115
Waste Management, Inc.                                                     6.875   5/15/2009             1,220,000       1,254,374
Waste Management, Inc.                                                     7.375    8/1/2010               275,000         290,078
Waste Management, Inc.                                                     7.000   7/15/2028               900,000         932,948
Waste Management, Inc.                                                     7.375   5/15/2029                35,000          38,043
Windstream Corp. 144A (i)                                                  8.125    8/1/2013               805,000         821,100
Windstream Corp. 144A (i)                                                  8.625    8/1/2016               260,000         265,850
                                                                                                                      ------------
                                                                                                                        16,954,856
                                                                                                                      ------------
Services--1.8%
ACE Capital Trust II                                                       9.700    4/1/2030               405,000         498,860
AON Corp.                                                                  8.205    1/1/2027               650,000         701,210
Coventry Health Care,Inc.                                                  5.875   1/15/2012             1,145,000       1,099,200
CVS Corp.                                                                  4.000   9/15/2009               360,000         340,669
First Energy Corp.                                                         5.500  11/15/2006             1,000,000         998,813
Hartford Financial Services Group                                          5.550   8/16/2008               970,000         966,860
Medco Health Solutions, Inc.                                               7.250   8/15/2013               310,000         328,228
Metlife, Inc.                                                              5.000   6/15/2015             2,150,000       1,988,877

     The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Par           Value
Security Description                                                       Rate    Maturity               Value        (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Services (continued)
MGM Mirage, Inc.                                                           6.000%  10/1/2009           $   410,000    $    398,725
Nextel Communications, Inc.                                                5.950   3/15/2014               565,000         542,764
                                                                                                                      ------------
                                                                                                                         7,864,206
                                                                                                                      ------------
Transportation--1.0%
CSX Corp.                                                                  6.250  10/15/2008               865,000         874,330
Fedex Corp.                                                                2.650    4/1/2007             1,090,000       1,064,329
Norfolk Southern Corp.                                                     6.750   2/15/2011               325,000         337,269
Ryder System, Inc.                                                         5.000   6/15/2012               720,000         674,756
Union Pacific Corp.                                                        3.875   2/15/2009             1,400,000       1,338,399
                                                                                                                      ------------
                                                                                                                         4,289,083
                                                                                                                      ------------
Technology & Electronics--0.2%
Freescale Semiconductor, Inc.(b)                                           6.875   7/15/2011               335,000         336,675
Quest Diagnostics, Inc.                                                    5.125   11/1/2010               450,000         437,499
                                                                                                                      ------------
                                                                                                                           774,174
                                                                                                                      ------------
Utilities--3.4%
Appalachian Power Co.                                                      5.950   5/15/2033               450,000         411,336
Appalachian Power Co.                                                      6.375    4/1/2036               825,000         789,593
Assurant, Inc.                                                             6.750   2/15/2034               600,000         591,085
Consumers Energy Co.                                                       5.375   4/15/2013               995,000         954,874
Dominion Resources, Inc.(a)                                                5.790   9/28/2007             1,140,000       1,140,685
Dominion Resources, Inc.                                                   7.195   9/15/2014             1,090,000       1,145,216
FirstEnergy Corp.                                                          6.450  11/15/2011               650,000         661,389
FPL Energy National Wind 144A                                              5.608   3/10/2024               218,587         209,276
Mirant North America LLC 144A                                              7.375  12/31/2013               510,000         492,150
Nevada Power Co.                                                           5.875   1/15/2015               275,000         260,797
Nevada Power Co. 144A                                                      5.950   3/15/2016               365,000         345,945
Niagara Mohawk Power Corp.                                                 7.750   10/1/2008             1,000,000       1,040,615
Nisource Finance Corp.                                                     5.764  11/23/2009               620,000         620,680
Nisource Finance Corp.                                                     5.250   9/15/2017               800,000         727,793
Oneok, Inc.                                                                5.200   6/15/2015               475,000         433,931
Pacific Gas & Electric Co.                                                 3.600    3/1/2009               550,000         522,150
Pemex Project Funding Master Trust 144A                                    5.750  12/15/2015               845,000         778,245
Pepco Holdings, Inc.                                                       5.500   8/15/2007               850,000         846,947
Public Service Co. of Colorado                                             4.375   10/1/2008               930,000         903,962
Republic Services, Inc.                                                    6.086   3/15/2035             1,450,000       1,342,195
Windsor Financing LLC 144A(i)                                              5.881   7/15/2017               280,000         270,799
                                                                                                                      ------------
                                                                                                                        14,489,663
                                                                                                                      ------------
Total Corporate (Cost $169,462,798)                                                                                    163,437,254
Municipal Bonds--2.2%
Erie County NY Tob Asset Securitization Corp.                              6.000    6/1/2028               980,000         955,392
Michigan Tobacco Settlement Finance Authority                              7.430    6/1/2034               810,000         807,959
Sacramento County California Pension Funding (MBIA Insured)(b)(c)          0.000   7/10/2030             1,675,000       1,673,962
Tobacco Settlement Authority Iowa                                          6.500    6/1/2023             3,210,000       3,153,440
Tobacco Settlement Authority Michigan                                      7.309    6/1/2034             3,200,000       3,196,960
                                                                                                                      ------------
Total Municipal Bonds (Cost $8,898,583)                                                                                  9,787,713
                                                                                                                      ------------

     The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Par           Value
Security Description                                                       Rate    Maturity               Value        (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Sovereign Bonds--1.4%
Argentina Bonos(a)                                                         1.234%   8/3/2012           $ 1,485,000    $  1,227,353
Banco Nacional de Desenvolvimento Economico e Social (a)                   5.727   6/16/2008             1,325,000       1,303,469
Republic of El Salvador 144A                                               8.500   7/25/2011               870,000         943,950
Republic of South Africa                                                   9.125   5/19/2009             1,485,000       1,592,663
United Mexican States                                                      6.625    3/3/2015             1,055,000       1,065,550
                                                                                                                      ------------
Total Sovereign Bonds (Cost $6,186,423)                                                                                  6,132,985
                                                                                                                      ------------
Yankee Bonds--5.2%
Amvescap PLC                                                               5.375   2/27/2013             1,090,000       1,042,711
Bank of Scotland 144A                                                      7.000    4/1/2049               630,000         637,887
British Sky Broadcasting PLC                                               7.300  10/15/2006             4,880,000       4,898,544
British Sky Broadcasting PLC                                               6.875   2/23/2009               115,000         117,738
British Sky Broadcasting PLC                                               8.200   7/15/2009             1,055,000       1,120,377
Chuo Mitsui Trust & Banking Co. Ltd. 144A(a)                               5.506   2/15/2049             1,235,000       1,126,242
Deutsche Telekom International Finance BV                                  8.250   6/15/2030             1,320,000       1,524,006
Export-Import Bank of Korea                                                4.500   8/12/2009               895,000         859,362
Falconbridge Ltd.                                                          5.375    6/1/2015               100,000          91,159
Falconbridge Ltd.                                                          6.000  10/15/2015               480,000         457,039
ING Groep NV(a)                                                            5.775  11/30/2049               860,000         816,064
Kaupthing Bank 144A                                                        7.125   5/19/2016             1,000,000       1,000,300
Nippon Life Insurance 144A                                                 4.875    8/9/2010             1,000,000         961,059
Northern Rock PLC 144A                                                     5.600   4/30/2014               640,000         601,839
Royal KPN NV                                                               8.375   10/1/2030             1,815,000       1,948,464
Sappi Papier Holding AG 144A                                               6.750   6/15/2012               471,000         440,624
Shinsei Finance Cayman Ltd 144A                                            6.418   7/20/2048               680,000         638,644
Simon Property Group LP                                                    4.875   8/15/2010               795,000         768,612
St George Funding Co. 144A                                                 8.485   6/30/2017               795,000         843,163
St. George Bank Ltd. 144A                                                  5.300  10/15/2015               890,000         842,454
Sumitomo Mitsui Banking 144A(a)(b)                                         5.625   7/15/2049               675,000         629,516
Telecom Italia Capital SA                                                  4.875   10/1/2010             1,000,000         956,215
                                                                                                                      ------------
Total Yankee Bonds (Cost $23,302,523)                                                                                   22,322,019
                                                                                                                      ------------
Pass Thru Securities--33.2%
Non-Agency Pass Thru Securities--5.8%
Bayview Commercial Asset Trust 2003-1 A 144a                               5.903   8/25/2033               529,670         532,214
Bayview Commercial Asset Trust 2003-2 A 144a                               5.903  12/25/2033               684,279         686,418
Bayview Commercial Asset Trust 2004-1 A 144a                               5.683   4/25/2034               663,613         664,857
Bayview Commercial Asset Trust 2005-3A B3 144A(a)                          8.323  11/25/2035               282,292         286,746
Bayview Commercial Asset Trust 2005-4A B3 144A(a)                          8.823   1/25/2036               242,932         242,932
Bayview Commercial Asset Trust 2006-1A B2 144a                             7.023   4/25/2036               268,455         268,790
Bayview Commercial Asset Trust 2006-SP1 A1 144A                            5.593   4/25/2036               273,776         273,862
Bayview Commerical Asset Trust 2006-2A B2 144a                             6.793   7/25/2036               495,504         495,426
Bear Stearns Commercial Mortgage Securities 2003-T12 A3                    4.240   8/13/2039             1,890,000       1,783,263
Bear Stearns Commercial Mortgage Securities 2006-PW12 AAB                  5.686   9/11/2038               950,000         943,766
Calwest Industrial Trust 2002-CALW A 144A                                  6.127   2/15/2017             2,120,000       2,157,650
Capco America Securitization Corp. 1998-D7 A1B                             6.260  10/15/2030             1,155,000       1,168,517

     The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Par           Value
Security Description                                                       Rate    Maturity               Value        (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Non-Agency Pass Thru Securities (continued)
Crown Castle Towers LLC, 2005-1A D 144A                                    5.612%  6/15/2035           $   540,000    $    525,806
DLJ Commercial Mortgage Corp. 1998-CF2 B1                                  7.274  11/12/2031             2,350,000       2,419,960
First Chicago/Lennar Trust 1997-CHL1 D 144A                                7.619   4/29/2039             1,221,818       1,221,818
Global Signal Trust 2006-1 D 144a                                          6.052   2/15/2036               780,000         772,805
Global Signal Trust 2006-1 E 144a                                          6.495   2/15/2036               395,000         391,391
Impac Secured Assets Corp. 2006-1 2A1                                      5.673   5/25/2036               670,893         671,926
JP Morgan Chase Commerical Mortgage Security Co. 2005-LDP5 A2              5.198  12/15/2044             1,585,000       1,549,310
Mach One Trust 2004-1A A1 144A                                             3.890   5/28/2040             1,052,627       1,027,983
Merrill Lynch Mortgage Trust, Inc. 2005-CIP1 A2                            4.960   7/12/2038             1,065,000       1,033,983
Merrill Lynch Mortgage Trust, Inc. 2005-CKI1 A2                            5.396  11/12/2037               375,000         368,338
Morgan Stanley Capital I 2006-T21 A2                                       5.090  10/12/2052             1,325,000       1,291,355
Washington Mutual Asset Securities Corp. 2003-C1A A 144a                   3.830   1/25/2035             4,250,258       4,043,168
                                                                                                                      ------------
                                                                                                                        24,822,284
                                                                                                                      ------------
Agency Pass Thru Securities--27.4%
FHLMC Gold                                                                 4.000   10/1/2009               520,920         499,178
FHLMC Gold                                                                 3.500    9/1/2010               419,126         391,293
FHLMC Gold                                                                 7.000   11/1/2031               159,098         163,073
FHLMC Gold                                                                 7.000   11/1/2031               147,831         151,524
FHLMC Gold                                                                 5.500    1/1/2034               857,050         825,362
FHLMC Gold                                                                 5.500    3/1/2034               306,887         295,540
FNMA                                                                       4.000    5/1/2010             1,901,627       1,805,520
FNMA                                                                       3.640    6/1/2010             2,665,000       2,459,493
FNMA                                                                       3.530    7/1/2010             1,166,034       1,079,439
FNMA                                                                       5.139  12/25/2011               863,792         855,214
FNMA                                                                       8.500    6/1/2012                19,468          19,831
FNMA                                                                       5.000    1/1/2019               395,527         381,522
FNMA                                                                       5.500   11/1/2024             1,540,185       1,497,128
FNMA                                                                       5.500    1/1/2025             4,107,253       3,992,431
FNMA                                                                       7.500   11/1/2029                   852             884
FNMA                                                                       5.500    1/1/2034               802,366         774,042
FNMA                                                                       5.500    1/1/2034             1,821,410       1,757,115
FNMA(TBA)(d)                                                               6.000    7/1/2020            11,300,000      11,338,849
FNMA(TBA)(d)                                                               6.000    8/1/2020             5,650,000       5,664,125
FNMA(TBA)(d)                                                               5.000    7/1/2035            10,435,000       9,753,469
FNMA(TBA)(d)                                                               4.500    7/1/2021            21,325,000      20,152,125
FNMA(TBA)(d)                                                               5.000    7/1/2020            17,800,000      17,138,054
FNMA(TBA)(d)                                                               5.500    7/1/2020             3,725,000       3,655,156
FNMA(TBA)(d)                                                               5.500    7/1/2035            32,375,000      31,090,101
FNMA(TBA)(d)                                                               6.000    7/1/2035             2,250,000       2,214,140
GNMA                                                                       9.000   2/15/2021                18,861          20,335
                                                                                                                      ------------
                                                                                                                       117,974,943
                                                                                                                      ------------
Total Pass Thru Securities (Cost $144,841,706)                                                                         142,797,227
                                                                                                                      ------------
US Treasury Obligations--17.1%
U.S. Treasury Note                                                         4.875   4/30/2008             2,300,000       2,287,511
U.S. Treasury Note                                                         5.125   6/30/2011             1,805,000       1,807,115
U.S Treasury Note(b)                                                       3.000  12/31/2006             5,405,000       5,344,405
U.S. Treasury Bond                                                         5.250  11/15/2028               895,000         890,804
U.S. Treasury Note(b)                                                      3.625   4/30/2007             7,520,000       7,417,773

     The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                             Par         Value
Security Description                                                             Rate    Maturity           Value      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
US Treasury Obligations (continued)
U.S. Treasury Note(b)                                                            4.375% 12/31/2007       $ 6,785,000     6,704,164
U.S. Treasury Note(b)                                                            4.500   2/28/2011         1,470,000     1,433,365
U.S. Treasury Note(b)                                                            3.000   7/15/2012        12,452,913    12,823,586
U.S. Treasury Note(b)                                                            4.750   5/15/2014         3,694,000     3,603,527
U.S. Treasury Note                                                               5.125   5/15/2016        20,110,000    20,086,431
U.S. Treasury Notes(b)                                                           3.500   2/15/2010            45,000        42,620
U.S.Treasury Bond Total                                                          4.500   2/15/2036        12,410,000    11,127,315
                                                                                                                      ------------
U.S. Treasury Obligations (Cost $73,903,367)                                                                            73,568,616
                                                                                                                      ------------
Foreign Denominated--0.6%

Brazil--0.2%
Republic of Brazil(b)                                                           12.500    1/5/2016  BRL    2,330,000     1,054,981
                                                                                                                      ------------
Euro--0.1%
Nordic Tel Co. Holdings                                                          8.250    5/1/2016  EUR      355,000       464,188
                                                                                                                      ------------
Mexico--0.3%
Mexican Fixed Rate Bonds                                                         9.000  12/22/2011  MXN   12,200,000     1,097,775
                                                                                                                      ------------
Total Foreign Denomited (Cost $2,518,177)                                                                                2,616,944
                                                                                                                      ------------
TOTAL BONDS AND NOTES (COST $552,720,072)                                                                              542,671,281
                                                                                                                      ------------
                                                                                                          Contract
                                                                                                            Size
                                                                                                         -----------
PURCHASED OPTIONS--0.1%
EUR Call/USD Put, Strike Price 3.5625, 1/26/2007                                                           4,065,000       117,694
3M Libor, Strike Price 5.75, 6/27/2007                                                                       854,000        68,686
CDX EM 4 Option Call, Strike Price 0.90, 9/05/2006                                                         8,575,000        60,025
U.S. Treasury Note 4.50% Call, Strike Price 101.07, 9/19/06                                                  184,500         1,414
TOTAL PURCHASED OPTIONS (Cost $244,575)                                                                               ------------
                                                                                                                           247,819
                                                                                                                      ------------
SHORT TERM INVESTMENTS--0.3%                                                                              Par Value
                                                                                                         -----------
U.S. Government Agency--0.2% FNMA Discount Note(e)                               5.130   7/17/2006         1,065,000     1,062,572
                                                                                                                      ------------
U.S. Treasury Bill--0.1% U.S. Treasury Bill (b)(e)(f)                            4.730    9/7/2006           325,000       322,097
                                                                                                                      ------------
TOTAL SHORT TERM INVESTMENTS (COST $1,384,669)                                                                           1,384,669
                                                                                                                      ------------
INVESTMENT OF CASH COLLATERAL--11.4%                                                                       Shares
                                                                                                         -----------
BlackRock Cash Strategies L.L.C(g) (Cost $49,108,415)                            5.140                    49,108,415    49,108,415
                                                                                                                      ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $603,457,731)                                                                     593,412,184
                                                                                                                      ------------
AFFILIATED INVESTMENTS--4.0%
Dreyfus Institutional Preferred Plus Money Market Fund(g)(h)(Cost $17,109,884)   5.320                    17,109,884    17,109,884
                                                                                                                      ------------
Total Investments--141.9% (Cost $620,567,615)                                                                          610,522,068
                                                                                                                      ------------
Liabilities in Excess of Other Assets--(41.9%)                                                                        (180,188,570)
                                                                                                                      ------------
NET ASSETS--100%                                                                                                      $430,333,498
                                                                                                                      ============

     The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Notes to Schedule of Investments:
144A--Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $45,496,562 or 10.6% of net assets.
FHLMC-Federal Home Loan Mortgage Company
FNMA-Federal National Mortgage Association
GNMA-Government National Mortgage Association
REIT-Real Estate Investment Trust
TBA-To Be Announced
BRL-Brazillian Real
EUR-Euro
MXN-Mexican Peso
(a) Variable Rate Security; rate indicated as of June 30, 2006.
(b) Security, or a portion of thereof, was on loan at June 30, 2006.
(c) Zero coupon security.
(d) Delayed delivery security.
(e) Rate noted is yield to maturity
(f) Denotes all of part of security pledged as collateral.
(g) Stated rate is the seven-day yield for the fund at June 30, 2006.
(h) Affiliated institutional money market fund.
(i) Illiquid security, at the period end, the value of these securities amounted to $2,426,597 or 0.6% of net assets.

At June 30, 2006 the Portfolio held the following futures contracts:


                                                                       Underlying Face  Unrealized
Contract                                    Position  Expiration Date  Amount at Value  Gain (Loss)
---------------------------------------------------------------------------------------------------
U.S. 10 Year Treasury Note (386 Contracts)    Short      9/20/2006       $40,608,406     $ 131,781
U.S. 2 Year Treasury Note (20 Contracts)      Short      9/29/2006         4,070,000        14,328
U.S. 5 Year Treasury Note (463 Contracts)     Long       9/29/2006        50,219,610      (268,453)
U.S. Long Bond CBT (107 Contracts)            Short      9/20/2006        11,412,898        (6,665)
                                                                                         ----------
                                                                                         $(129,009)
                                                                                         ==========

At June 30, 2006, the Portfolio held the following forward foreign currency exchange contracts:


                          Principal     Contract       Value at       USD Amount    Unrealized
Contracts to Deliver        Amount     Value Date    June 30, 2006    to Receive       Loss
----------------------------------------------------------------------------------------------
British Pound Sterling      185,000     9/20/2006        $ 342,568     $ 341,760        $ (808)
Euro                        370,000     9/20/2006          475,796       468,968        (6,828)
Japanese Yen              6,229,508     6/19/2006           54,449        54,168          (281)
                                                         ---------     ---------      --------
Total                                                    $ 872,813     $ 864,896      $ (7,917)
                                                         =========     =========      ========

At June 30, 2006 the Portfolio held the following written option contracts:

Written Put Options             Strike Price    Expiration Date    Contracts    Premiums     Value
----------------------------------------------------------------------------------------------------
U.S. Treasury Note 4.50% Put      96.164          9/19/2006            1        $ 18,383    $ 30,403
                                                                   =========    ========    ========

                                                          Notional                  Expiration
Description                               CounterParty     Amount   Exercise Price     Date     Contracts  Premiums    Value
----------------------------------------------------------------------------------------------------------------------------
Call--Republic of Peru, 8.75%,
  11/21/2033--Credit default swaption    Deutsche Bank   1,080,000   Default Event    7/5/2006          1   $10,152  $    --
Call--CDX.EM.4
  Call--Credit default swaption        Lehman Brothers  17,150,000          0.450%    9/6/2006          1    77,175   61,740
                                                                                                ---------  --------  -------
                                                                                                        2   $87,327  $61,740
                                                                                                =========  ========  =======

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

At June 30, 2006, the Portfolio held the following open swap agreements:

                                                                                                                      Unrealized
Credit Default Swaps                  Reference                    Buy/Sell   (Pay)/Receive  Expiration   Notional   Appreciation/
Counterparty                           Entity                    Protection+   Fixed Rate       Date       Amount   (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
Citigroup                 CenturyTel, Inc. 7.875% due 8/15/2012      Buy      (1.160%)        9/20/2015     $853,000  $  (1,784)
Citigroup                 CenturyTel, Inc. 7.875% due 8/15/2012      Buy      (1.190%)        9/20/2015    1,920,000     (7,981)
Citigroup              Dow Jones CDX.NA.IG.4 7% and 10% tranche      Buy      (0.705%)        6/20/2010    3,277,000    (68,887)
Citigroup              Dow Jones CDX.NA.IG.4 7% and 10% tranche      Buy      (0.685%)        6/20/2010      470,000     (9,542)
Deutsche Bank                                Dow Jones CDX.EM.5      Buy       (1.35%)        6/20/2011    9,814,000     14,692
Deutsche Bank         Koninkijke KPN N.V., 8.00% due 10/01/2010      Buy      (0.850%)       12/20/2010    2,310,000    (20,378)
JPMorgan                                     Dow Jones CDX.EM.5      Buy       (1.35%)        6/20/2011    1,870,000      4,628
JPMorgan                                     Dow Jones CDX.EM.5      Buy       (1.35%)        6/20/2011    8,812,000     51,862
JPMorgan             Koninklijke KPN N.V., 8.00% due 10/01/2010      Buy       (0.86%)       12/20/2010    3,460,000    (31,876)
JPMorgan                   Master Asset Backed Securities Trust
                               2005-WMCI, 6.6925% due 3/25/2035      Buy       (1.18%)        4/25/2009    1,450,000      1,096
Morgan Stanley           CenturyTel, Inc., 7.875% due 8/15/2012      Buy      (1.150%)        9/20/2015      247,000       (347)
Morgan Stanley         Dow Jones CDX.NA.IG.4 7% and 10% tranche      Buy      (0.685%)        6/20/2010      470,000     (9,542)
Morgan Stanley                 V.F. Corp., 8.50% due 10/01/2010      Buy       (0.72%)        6/20/2016    1,380,000    (15,277)
Morgan Stanley                 V.F. Corp., 8.50% due 10/01/2010      Buy       (0.46%)        6/20/2011    1,580,000    (10,804)
Morgan Stanley                 V.F. Corp., 8.50% due 10/01/2010      Buy       (0.45%)        6/20/2011      830,000     (5,315)
Morgan Stanley                   Citigroup Mortgage Loan Trust,
                                        7.2225%, due 12/25/2035      Buy       (1.20%)       12/25/2035    1,450,000         --
Morgan Stanley            JP Morgan Mortgage Acquisition Corp.,
                                        7.1225%, due 10/25/2035      Buy       (1.17%)       10/25/2035    1,450,000      1,570
Morgan Stanley                 V.F. Corp., 8.50% due 10/01/2010      Buy       (0.45%)        6/20/2011    2,435,000    (15,591)
                                                                                                                      ---------
                                                                                                                      $(123,476)
                                                                                                                      =========

+ If the portfolio is a seller of protection and a credit event occurs, as defined under terms of that particular swap agreement, the portfolio will pay the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

                                                                                                  Unrealized
Interest Rate Swaps  Floating Rate     Pay/Receive               Expiration       Notional       Appreciation/
  Counterparty           Index        Floating Rate  Fixed Rate     Date           Amount       (Depreciation)
----------------------------------------------------------------------------------------------------------------
USB AG               JPY--LIBOR--BBA        Pay       0.8775%     5/11/2008  2,375,000,000 JPY     $   5,627
Merrill Lynch        USD--LIBOR--BBA        Pay       4.6425%     5/13/2008      9,140,000 USD       650,781
Merrill Lynch        USD--LIBOR--BBA    Receive       4.1725%     5/13/2008      9,140,000 USD      (226,525)
                                                                                                   ---------
                                                                                                   $ 429,883
                                                                                                   =========

                                                                                                  Unrealized
Total Return Swaps                                                Expiration       Notional       Appreciation/
  Counterparty                 Pay                  Receive          Date           Amount       (Depreciation)
----------------------------------------------------------------------------------------------------------------
JPMorgan            USD-LIBOR-BBA Minus 75 bps    EMB1+ index     11/14/2006     $ 9,107,000       $(131,396)
JPMorgan            USD-LIBOR-BBA Minus 75 bps    EMB1+ index     11/14/2006      12,243,000        (132,677)
                                                                                                   ---------
                                                                                                   $(264,073)
                                                                                                   =========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                       Statement of Assets and Liabilities
                            June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments in securities (including securities on loan, valued at $46,506,493) (Note 6)
  Unaffiliated issuers, at value (Note 1A) (cost $603,457,731)                                             $593,412,184
  Affiliated issuers, at value (Note 1A) (cost $17,109,884) (Note 1H)                                        17,109,884
  Receivable for investments sold                                                                             8,710,969
  Swap premium paid                                                                                             339,920
  Interest and dividends receivable                                                                           4,290,127
  Unrealized appreciation on swap contracts (Note 5)                                                            730,256
  Prepaid expenses                                                                                                  885
                                                                                                           ------------
    Total assets                                                                                            624,594,225
Liabilities
  Payable for investments purchased                                                          $143,836,722
  Collateral for securities on loan (Note 6)                                                   49,108,415
  Foreign currency, at value (identified cost, $32,019)                                            32,035
  Payable for variation margin on open futures contracts (Note 5)                                 148,422
  Payable to brokers (Note 5)                                                                     271,783
  Unrealized depreciation on forward foreign currency exchange contracts (Note 5)                   7,917
  Unrealized depreciaton on swap contracts (Note 5)                                               687,922
  Options written, at value (premiums received $105,710) (Note 5)                                  92,143
  Accrued professional fees                                                                        18,198
  Accrued accounting, administration and custody fees (Note 2)                                     13,209
  Accrued trustees' fees and expenses (Note 2)                                                     16,641
  Other accrued expenses and liabilities                                                           27,320
                                                                                             ------------
    Total liabilities                                                                                       194,260,727
                                                                                                           ------------
Net Assets (applicable to investors' beneficial interest)                                                  $430,333,498
                                                                                                           ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                             Statement of Operations
               For the Six Months Ended June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income                                                                                             $11,299,074
  Dividend income                                                                                                  66,413
  Dividend income from affiliated investments (Note 1H)                                                           247,665
  Security lending income, net (Note 6)                                                                            35,868
                                                                                                              -----------
    Total investment Income                                                                                    11,649,020
Expenses
  Investment advisory fee (Note 2)                                                              $   838,735
  Accounting, administration and custody fees (Note 2)                                               83,255
  Professional fees                                                                                  23,689
  Trustees' fees and expenses (Note 2)                                                               24,085
  Insurance expense                                                                                  11,996
  Miscellaneous expenses                                                                              2,974
                                                                                                -----------
  Total expenses                                                                                                  984,734
                                                                                                              -----------
  Net investment income                                                                                        10,664,286
                                                                                                              -----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                                  (4,546,567)
    Financial futures transactions                                                                  336,239
    Written options transactions                                                                    (73,672)
    Foreign currency transactions and forward foreign currency exchange transactions                (16,981)
    Swap transactions                                                                               (63,952)
                                                                                                -----------
      Net realized gain (loss)                                                                                 (4,364,933)
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                                  (9,489,363)
    Financial futures contracts                                                                     (95,780)
    Written options contracts                                                                       (36,944)
    Foreign currency translations and forward foreign currency exchange contracts                    (6,515)
    Swap contracts                                                                                  (87,987)
                                                                                                -----------
      Change in net unrealized appreciation (depreciation)                                                     (9,716,589)
                                                                                                              -----------
  Net realized and unrealized gain (loss)                                                                     (14,081,522)
                                                                                                              -----------
Net Increase in Net Assets from Operations                                                                    $(3,417,236)
                                                                                                              ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  For the
                                                                              Six Months Ended         For the
                                                                               June 30, 2006         Year Ended
                                                                                (Unaudited)       December 31, 2005
                                                                              ----------------    -----------------
Increase (Decrease) in Net Assets:
  From Operations                                                               $ 10,664,286        $ 19,032,176
  Net investment income                                                           (4,364,933)          3,077,515
  Net realized gain (loss)                                                        (9,716,589)         (8,030,510)
                                                                                ------------        ------------
  Change in net unrealized appreciation (depreciation)
  Net increase (decrease) in net assets from investment operations                (3,417,236)         14,079,181
                                                                                ------------        ------------
Capital Transactions
  Contributions                                                                   45,461,631          67,138,420
  Withdrawals                                                                    (69,510,754)        (88,960,526)
                                                                                ------------        ------------
  Net increase (decrease) in net assets from capital transactions                (24,049,123)        (21,822,106)
                                                                                ------------        ------------
Total Increase (Decrease) in Net Assets                                          (27,466,359)         (7,742,925)
Net Assets
  At beginning of period                                                         457,799,857         465,542,782
                                                                                ------------        ------------
  At end of period                                                              $430,333,498        $457,799,857
                                                                                ============        ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                          For the
                                                     Six Months Ended                      Year Ended December 31,
                                                       June 30, 2006    -----------------------------------------------------------
                                                        (Unaudited)         2005        2004         2003        2002        2001
                                                        -----------         ----        ----         ----        ----        ----
Total Return (a)                                          (0.75%)           3.00%        5.77%       5.25%       8.89%       7.18%
Ratios/Supplemental Data:
    Expenses (to average daily net assets)*                0.44%(c)         0.45%        0.45%       0.41%       0.38%       0.36%
    Net Investment Income (to average daily net assets)*   4.81%(c)         4.12%        3.80%       3.78%       4.86%       6.37%
    Portfolio Turnover: (b)
    Inclusive                                               205%(d)          380%         301%        398%        384%        329%
    Exclusive                                                80%(d)          106%          98%         --          --          --
    Net Assets, End of Period (000's omitted)          $430,333         $457,800     $465,543    $611,008    $944,098  $1,495,389

--------------
*   For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

    Ratios (to average daily net assets):
       Expenses                                             N/A              N/A          N/A        0.42%       0.39%        N/A
       Net investment income                                N/A              N/A          N/A        3.77%       4.85%        N/A

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
(b) Beginning in 2004, the portfolio turnover rate is presented inclusive and exclusive of the effect of rolling forward purchase commitments.
(c) Calculated on an annualized basis.
(d) Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Fixed Income Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to achieve a high level of current income, consistent with conserving principal and liquidity, and secondarily to seek capital appreciation when changes in interest rates and economic conditions indicate that capital appreciation may be available without significant risk to principal by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by U.S. and foreign governments and companies.

     At June 30, 2006 there was one fund, Standish Mellon Fixed Income Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2006 was 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     C. Income taxes

     The Portfolio is treated as a disregarded entity for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     D. Foreign currency transactions

     The Portfolio maintains its records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     E. Investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F. Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     G. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     H. Affiliated issuers

     Affiliated issuers are investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to Standish Mellon for overall investment advisory administrative services, and general office facilities is paid monthly at the annual rate of 0.40% of the Portfolio's first $250,000,000 of average daily net assets, 0.35% of the next $250,000,000 of average daily net assets, and 0.30% of the average daily net assets in excess of $500,000,000.

     The Portfolio has entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide custody, administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $83,255 during the six months ended June 30, 2006.

     The Portfolio also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank collected $14,950 for the six months ended June 30, 2006. See Note 6 for further details.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust or the Portfolio Trust. The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2006 were as follows:

                                                           Purchases              Sales
                                                         ------------         ------------
     U.S. Government Securities                          $379,346,889         $383,685,576
                                                         ============         ============
     Investments (non-U.S. Government Securities)        $136,256,949         $ 40,837,475
                                                         ============         ============

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

         Aggregate cost                                  $620,567,615
                                                         ------------
         Gross unrealized appreciation                        867,158
         Gross unrealized depreciation                    (10,912,705)
                                                         ------------
         Net unrealized appreciation (depreciation)      ($10,045,547)
                                                         ============

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

Options

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at year end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

For the six months ended June 30, 2006, the Portfolio entered into the following transactions:

                                               Number of
   Written Put Option Transactions             Contracts                    Premiums
                                               ---------                    --------
   Outstanding, beginning of period                    1                    $ 55,875

   Options written                                     6                      99,936

   Options expired                                    (4)                    (97,726)

   Options closed                                     (2)                    (39,702)
                                               ---------                    --------
   Outstanding, end of period                          1                     $18,383
                                               =========                    ========

                                               Number of
   Written Call Option Transactions            Contracts                     Premiums
                                               ---------                    --------
   Outstanding, beginning of period                    1                    $ 52,260

   Options written                                     5                     129,854

   Options expired                                    (3)                    (42,527)

   Options closed                                     (1)                    (52,260)
                                               ---------                    --------
   Outstanding, end of period                          2                     $87,327
                                               =========                    ========

At June 30, 2006, the Portfolio held written options. See the Schedule of Investments for further details.

Forward currency exchange contracts

The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

At June 30, 2006, the Portfolio held forward currency exchange contracts. See the Schedule of Investments for further details.


Futures contracts

The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

At June, 30, 2006, the Portfolio held open financial futures contracts. See the Schedule of Investments for further details.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements

     The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, credit default and total return swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a fund will receive a payment from or make a payment to the counterparty. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations, which may be furnished by a pricing service or dealers in such securities and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain and loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2006, the Fund held open swap agreements. See the Schedule of Investments for further details.

(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral.

     The Portfolio loaned securities during the six months ended June 30, 2006 and earned interest on the invested collateral of $1,884,315 of which, $1,848,447 was rebated to borrowers or paid in fees. At June 30, 2006, the Portfolio had securities valued at $46,506,493 on loan. See the Schedule of Investments for further detail on the security positions on loan and collateral held.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(7)  Delayed Delivery Transactions:

     The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

     The Portfolio may enter into to be announced (TBA) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

     The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     At June 30, 2006, the Portfolio held delayed delivery securities. See the Schedule of Investments for further details.

(8)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended June 30, 2006, the facility fee was $1,810 for the Portfolio.

     For the six months ended June 30, 2006, the Portfolio did not use the credit facility.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended June 30, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                      Number of
                                                                 Principal          Portfolios in       Other          Trustee
Name                                      Term of Office       Occupation(s)        Fund Complex     Directorships   Remuneration
Address, and                Position(s)   and Length of         During Past          Overseen by        Held by     (period ended
Date of Birth            Held with Trust  Time Served             5 Years              Trustee          Trustee     June 30, 2006)
-----------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming           Trustee       Trustee        Chairman Emeritus, Decision     34             None         Fund: $250
c/o Decision Resources, Inc.              since          Resources, Inc. ("DRI")                                  Portfolio: $2,933
260 Charles Street                        11/3/1986      (biotechnology research and
Waltham, MA 02453                                        consulting firm); formerly
9/30/40                                                  Chairman of the Board and
                                                         Chief Executive Officer, DRI


Caleb Loring III            Trustee       Trustee        Trustee, Essex Street           34             None         Fund: $250
c/o Essex Street Associates               since          Associates (family                                       Portfolio: $3,271
P.O. Box 5600                             11/3/1986      investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman        Trustee       Trustee        William Joseph Maier,           34             None         Fund: $250
c/o Harvard University                    since          Professor of Political                                   Portfolio: $2,933
Littauer Center 127                       9/13/1989      Economy, Harvard University
Cambridge, MA 02138
8/5/44

John H. Hewitt              Trustee       Trustee        Trustee, Mertens House,         34             None         Fund: $250
P.O. Box                                  since          Inc. (hospice)                                           Portfolio: $2,933
2333 New London, NH 03257                                11/3/1986
4/11/35

Interested Trustees

Patrick J. Sheppard         Trustee,      Since 2003     President and Chief             34             None              $0
The Boston Company       President and                   Operating Officer of The
Asset Management, LLC   Chief Executive                  Boston Company Asset
One Boston Place            Officer                      Management, LLC; formerly
Boston, MA 02108                                         Senior Vice President and
7/24/65                                                  Chief Operating Officer,
                                                         Mellon Asset Management
                                                         ("MAM") and Vice President
                                                         and Chief Financial
                                                         Officer, MAM

Principal Officers who are Not Trustees

Name                                                  Term of Office
Address, and                    Position(s)            and Length of               Principal Occupation(s)
Date of Birth                 Held with Trust           Time Served                  During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann             Vice President            Since 2003        Senior Vice President and Head of Operations,
Mellon Asset Management       and Secretary                               Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                          Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson            Vice President            Vice President    Vice President and Mutual Funds Controller,
Mellon Asset Management       and Treasurer             since 1999;       Mellon Asset Management; formerly Assistant Vice
One Boston Place                                        Treasurer         President and Mutual Funds Controller, Standish
Boston, MA 02108                                        since 2002        Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland             Assistant Vice           Since 1996        Vice President and Manager, Mutual Funds
Mellon Asset Management          President                                Operations, Mellon Asset Management; formerly
One Boston Place                                                          Vice President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                          Standish Mellon Asset Management Company, LLC
8/19/51

Cara E. Hultgren               Assistant Vice           Since 2001        Assistant Vice President and Manager of Compliance,
Mellon Asset Management          President                                Mellon Asset Management ("MAM"); formerly Manager
One Boston Place                                                          of Shareholder Services, MAM, and Shareholder
Boston, MA 02108                                                          Representative, Standish Mellon Asset Management
1/19/71                                                                   Company, LLC

Mary T. Lomasney                  Chief                 Since 2005        First Vice President, Mellon Asset Management and
Mellon Asset Management         Compliance                                Chief Compliance Officer, Mellon Funds Distributor, L.P.
One Boston Place                 Officer                                  and Mellon Optima L/S Strategy Fund, LLC; formerly
Boston, MA 02108                                                          Director, Blackrock, Inc., Senior Vice President,
4/8/57                                                                    State Street Research & Management Company ("SSRM"),
                                                                          and Vice President, SSRM

                           [LOGO] MELLON
                           --------------------------
                           Mellon Institutional Funds

                           One Boston Place
                           Boston, MA 02108-4408
                           800.221.4795
                           www.melloninstitutionalfunds.com


                                                                     6923SA0606

                                                [Logo]Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds










Semiannual Report                       Standish Mellon
                                        Global Fixed Income Fund
--------------------------------------------------------------------------------
June 30, 2006 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                    Standish Mellon Global Fixed Income Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                   Expenses Paid
                               Beginning          Ending           During Period+
                              Account Value     Account Value     January 1, 2006
                             January 1, 2006    June 30, 2006     to June 30, 2006
--------------------------------------------------------------------------------
Actual                         $1,000.00         $ 997.70              $3.22
Hypothetical (5% return
  per year before expenses)    $1,000.00         $1,021.57             $3.26

-----------
+ Expenses are equal to the Fund's annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example reflects the combined expenses of the Fund and the master portfolio in which it invests all its assets.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio

             Portfolio Information as of June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

     Summary of Combined Ratings
     ------------------------------------------------------------
                                                    Percentage of
     Quality Breakdown                               Investments
     ------------------------------------------------------------
     AAA and higher                                     60.4%
     AA                                                  3.4
     A                                                  13.1
     BBB                                                16.2
     BB                                                  4.0
     B                                                   2.9
                                                       -----
      Total                                            100.0%

Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higher rating category.

                                                                                         Percentage of
Top Ten Holdings*                                        Rate          Maturity           Investments
--------------------------------------------------------------------------------------------------------
U.S. Treasury Note                                       4.250%        1/15/2011             5.5%
Singapore Government Bond                                5.625          7/1/2008             3.3
U.S. Treasury Inflation-Indexed Bond                     3.375         1/15/2007             2.8
U.S. Treasury Inflation-Indexed Bond                     0.875         4/15/2010             2.7
Swedish Government                                       3.000         7/12/2016             2.7
United Kingdom Gilt                                      4.750          6/7/2010             2.5
Netherlands Government Bond                              5.500         7/15/2010             2.4
KFW International Finance                                1.750         3/23/2010             2.1
U.S. Treasury Bond                                       5.250        11/15/2028             2.0
Kingdom of Denmark                                       3.125        10/15/2010             1.8
                                                                                            ----
                                                                                            27.8%

* Excluding short-term investments and investment of cash collateral.

                                                      Percentage of
Economic Sector Allocation                              Investments
--------------------------------------------------------------------------------
Government                                                48.1%
Credit                                                    33.0
Mortgage Pass Thru                                         0.6
ABS/CMBS/CMO                                               3.8
Emerging Markets                                           7.6
Cash & Equivalents                                         6.9
                                                         -----
                                                         100.0%

The Standish Mellon Global Fixed Income Fund invests all of its investable assets in an interest of the Standish Mellon Global Fixed Income Portfolio (See
Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                    Standish Mellon Global Fixed Income Fund

                       Statement of Assets and Liabilities
                            June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in Standish Mellon Global Fixed Income Portfolio (Portfolio) (Note 1A)                    $70,197,701
  Prepaid expenses                                                                                           4,779
                                                                                                       -----------
     Total assets                                                                                       70,202,480

Liabilities
  Accrued professional fees                                                            $ 14,699
  Accrued chief compliance officer fees (Note 2)                                            278
  Accrued transfer agent fees (Note 2)                                                    2,047
  Accrued trustees' fees (Note 2)                                                           492
  Accrued shareholder reporting (Note 2)                                                  1,772
  Other accrued expenses and liabilities                                                  2,740
                                                                                        -------
     Total liabilities                                                                                      22,028
                                                                                                       -----------
Net Assets                                                                                             $70,180,452
                                                                                                       ===========
Net Assets consist of:
  Paid-in capital                                                                                      $92,943,236
  Accumulated net realized loss                                                                        (22,634,669)
  Undistributed net investment income                                                                      633,222
  Net unrealized depreciation                                                                             (761,337)
                                                                                                       -----------

Total Net Assets                                                                                       $70,180,452
                                                                                                       ===========
Shares of beneficial interest outstanding                                                                3,872,745
                                                                                                       ===========
  (Net Assets/Shares outstanding)                                                                      $     18.12
                                                                                                       ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    Standish Mellon Global Fixed Income Fund

                             Statement of Operations
               For the Six Months Ended June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest and security lending income allocated from Portfolio                                         $1,412,406
  Dividend income allocated from Portfolio (net of foreign withholding taxes of $719)                       51,442
  Expenses allocated from Portfolio                                                                       (225,209)
                                                                                                        -----------
    Net investment income allocated from Portfolio                                                       1,238,639

Expenses
  Transfer agent fees (Note 2)                                                          $ 2,842
  Registration fees                                                                       9,918
  Professional fees                                                                      18,244
  Shareholder reporting expense (Note 2)                                                  1,772
  Chief compliance officer expense (Note 2)                                               1,933
  Administrative service fee                                                                604
  Trustees' fees (Note 2)                                                                   992
  Insurance expense                                                                         443
  Miscellaneous expenses                                                                  2,437
                                                                                        -------
    Total expenses                                                                       39,185

  Deduct:
  Reimbursement of Fund operating expenses (Note 2)                                     (38,070)
                                                                                        -------
    Net expenses                                                                                             1,115
                                                                                                        -----------
      Net investment income                                                                              1,237,524
                                                                                                        -----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investments                                                                         (25,819)
    Financial futures transactions                                                       29,896
    Written options transactions                                                         53,213
    Foreign currency transactions and forward currency exchange transactions         (1,044,382)
    Swap transactions                                                                    37,181
                                                                                        -------
                                                                                                          (949,911)
Change in unrealized appreciation (depreciation) allocated from Portfolio on:
  Investments                                                                           503,073
  Financial futures contracts                                                            32,908
  Written options contracts                                                             (21,820)
  Foreign currency translation and forward currency exchange contracts                 (848,583)
  Swap contracts                                                                        (98,612)
                                                                                        -------
                                                                                                          (433,034)
                                                                                                        -----------
    Net realized and unrealized gain (loss)allocated from Portfolio                                     (1,382,945)
                                                                                                        -----------
 Net Decrease in Net Assets from Operations                                                             $ (145,421)
                                                                                                        ===========


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    Standish Mellon Global Fixed Income Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                       For the
                                                                   Six Months Ended                   For the
                                                                    June 30, 2006                    Year Ended
                                                                     (Unaudited)                  December 31, 2005
                                                                   -----------------              ----------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                $ 1,237,524                    $ 2,715,428
  Net realized gain (loss)                                                (949,911)                     6,183,847
  Change in net unrealized appreciation (depreciation)                    (433,034)                    (6,327,067)
                                                                       ------------                   ------------
  Net increase (decrease) in net assets from investment operations        (145,421)                    2,572,208
                                                                       ------------                   ------------
Distributions to Shareholders (Note 1C)
  From net investment income                                              (452,648)                    (7,240,447)
                                                                       ------------                   ------------
  Total distributions to shareholders                                     (452,648)                    (7,240,447)
                                                                       ------------                   ------------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                       1,134,034                        568,992
  Value of shares issued to shareholders in reinvestment of                403,240                      6,373,483
  distributions
  Cost of shares redeemed                                                 (926,545)                    (4,347,558)
                                                                       ------------                   ------------
Net increase (decrease) in net assets from Fund share transactions         610,729                      2,594,917
                                                                       ------------                   ------------
Total Increase (Decrease) in Net Assets                                     12,660                     (2,073,322)
Net Assets
  At beginning of period                                                70,167,792                     72,241,114
                                                                       ------------                   ------------
  At end of period [including undistributed net investment
    income and distributions in excess of net investment
    income of $633,222 and ($151,654).]                                $70,180,452                    $70,167,792
                                                                       ===========                    ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    Standish Mellon Global Fixed Income Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                          For the
                                                      Six Months Ended                  Year Ended December 31,
                                                       June 30, 2006    --------------------------------------------------------
                                                       (Unaudited)        2005        2004         2003         2002       2001
                                                      ---------------   --------    -------     ---------    --------   --------
Net Asset Value, Beginning of the period                $ 18.28         $ 19.64     $ 20.67     $   19.43    $  18.45   $  18.53
                                                        -------         --------    -------     ---------    --------   --------
From Operations:
  Net investment income* (a)                               0.32            0.75        0.83          0.75        0.82       0.84
  Net realized and unrealized gain (loss) on investments  (0.36)          (0.04)       0.20          0.49        0.44      (0.01)(b)
                                                        -------         --------    -------     ---------    --------   --------
Total from investment operations                          (0.04)           0.71        1.03          1.24        1.26       0.83
                                                        -------         --------    -------     ---------    --------   --------
Less Distributions to Shareholders:
  From net investment income                              (0.12)          (2.07)      (2.06)           --       (0.27)     (0.91)
  From tax return of capital                                 --              --          --            --       (0.01)        --
                                                        -------         --------    -------     ---------    --------   --------
Total distributions to shareholders                       (0.12)          (2.07)      (2.06)           --       (0.28)     (0.91)
                                                        -------         --------    -------     ---------    --------   --------
Net Asset Value, End of Period                          $ 18.12         $ 18.28     $ 19.64     $   20.67    $  19.43   $  18.45
                                                        =======         ========    =======     =========    ========   ========
Total Return                                               (.23%)(c)       3.64%(c)    4.98%(c)      6.38%(c)    6.94%      4.51%
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*(d)               0.65%(e)        0.65%       0.65%         0.65%       0.60%      0.56%
  Net Investment Income (to average daily net assets)*     3.55%(e)        3.75%       3.86%         3.74%       4.43%      4.46%
  Net Assets, End of Period (000's omitted)             $70,180         $70,168     $72,241     $ 146,186    $164,582   $359,358

----------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee payable to the Portfolio and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:
  Net investment income per share (a)                   $  0.31         $  0.73     $  0.83     $    0.74        N/A         N/A
  Ratios (to average daily net assets):
    Expenses (d)                                           0.76%(e)        0.77%       0.68%         0.70%       N/A         N/A
    Net investment income                                  3.45%(e)        3.63%       3.83%         3.69%       N/A         N/A

(a) Calculated based on average shares outstanding.
(b) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values for the Fund.
(c) Total return would have been lower in the absence of expense waivers.
(d) Includes the Fund's share of the Portfolio's allocated expenses.
(e) Computed on an annualized basis.

     The accompanying notes are an integral part of thefinancial statements.

                   Mellon Institutional Funds Investment Trust
                    Standish Mellon Global Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1) Significant Accounting Policies:

    Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Global Fixed Income Fund (the "Fund") is a separate non-diversified investment series of the Trust.

    The Fund invests all its investable assets in an interest of Standish Mellon Global Fixed Income Portfolio (the "Portfolio"), a subtrust of the Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and has the same investment objective as the Fund. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. dollar and non-U.S. dollar denominated fixed income securities of governments and companies located in various countries, including emerging markets. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at June 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    A. Investment security valuations

    The Fund records its investment in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

    B. Securities transactions and income

    Securities transactions in the Portfolio are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.


    C. Distributions to shareholders

    Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash.

    Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences which may result in reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, foreign currency gains and losses, post-October losses, amortization and/or accretion of premiums and discounts on certain securities and the timing of recognition of gains and losses on futures contracts.

    Permanent book and tax basis differences will result in reclassifications among undistributed net investment income(loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                   Mellon Institutional Funds Investment Trust
                    Standish Mellon Global Fixed Income Fund

                Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

    D. Expenses

    The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust and/or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

    E. Commitments and contingencies

    In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.


(2) Investment Advisory Fee and other Transactions With Affiliates:

    The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.65% of the Fund's average daily net assets. Pursuant to this agreement, for the six months ended June 30, 2006, Standish Mellon voluntarily reimbursed the Fund for $38,070 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

    The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $2,842 during the six months ended June 30, 2006.

    The Fund has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide printing and fulfillment services for the Fund. Pursuant to this agreement the Fund was charged $1,772 during the six months ended June 30, 2006.

    The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended June 30, 2006, the Fund was charged $1,933. No other director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust or the Portfolio Trust. The Fund pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee.

    The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended June 30, 2006, the Fund was charged $604 for fees payable to Mellon Private Wealth Management.

(3) Investment Transactions:

    Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2006, aggregated $1,537,274 and $2,304,066, respectively. The Fund receives a proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

                   Mellon Institutional Funds Investment Trust
                    Standish Mellon Global Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(4) Shares of Beneficial Interest:

    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                             For the           For the
                                        Six Months Ended      Year Ended
                                          June 30, 2006     December 31, 2005
                                        -----------------   ----------------
        Shares sold                         62,652             28,662
        Shares issued to shareholders for
           reinvestment of distributions    22,172            348,849
        Shares redeemed                    (51,175)          (216,159)
                                           --------          ---------
        Net increase (decrease)             33,649            161,352
                                           ========          =========

    At June 30, 2006, two shareholders of record held approximately 70% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

    The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended June 30, 2006, the Fund did not collect any redemption fees.

(5) Federal Taxes:

    As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

    See corresponding master portfolio for tax basis unrealized appreciation (depreciation) information.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Par       Value
Security Description                                                      Rate        Maturity            Value    (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--102.9%
BONDS AND NOTES--88.8%
Collateralized Mortgage Obligation--1.5%
Crown Castle Towers LLC, 2005-1A D 144A                                  5.612%      6/15/2035     USD    320,000   $ 311,589
Global Signal Trust 2006-1 C 144A                                        5.707       2/15/2036            150,000     147,142
Global Signal Trust 2006-1 E 144A                                        6.495       2/15/2036            150,000     148,630
Global Signal Trust 2006-1 F 144A                                        7.036       2/15/2036             80,000      78,888
IMSA 2006-2 2A1 FLT                                                      5.680       8/25/2036            340,000     340,000
                                                                                                                    ---------
Total Collateralized Mortgage Obligation (Cost $1,040,000)                                                          1,026,249
                                                                                                                    ---------
Corporate--15.7%
Basic Materials--0.3%
Freeport-McMoRan Copper & Gold, Inc.                                    10.125        2/1/2010            130,000     137,963
Georgia-Pacific Corp.                                                    8.000       1/15/2024            105,000      99,225
                                                                                                                    ---------
                                                                                                                      237,188
                                                                                                                    ---------
Communications--1.3%
COX Communications, Inc.                                                 7.125       10/1/2012            295,000     305,125
Dex Media West LLC/Dex Media Finance Co.                                 8.500       8/15/2010             70,000      72,625
Dex Media West LLC/Dex Media Finance Co.                                 9.875       8/15/2013             69,000      74,778
News America Holdings, Inc.                                              9.250        2/1/2013            180,000     208,411
Qwest Corp. (a)                                                          8.579       6/15/2013            175,000     185,063
Salem Communications Corp.                                               7.750      12/15/2010             90,000      89,325
                                                                                                                    ---------
                                                                                                                      935,327
                                                                                                                    ---------
Consumer Cyclical--0.4%
Mohegan Tribal Gaming Authority                                          8.000        4/1/2012            100,000     101,625
Tyson Foods, Inc.                                                        6.600        4/1/2016             65,000      63,535
Yum! Brands, Inc.                                                        8.875       4/15/2011             75,000      83,531
                                                                                                                    ---------
                                                                                                                      248,691
                                                                                                                    ---------
Energy--0.9%
DTE Energy Co.                                                           6.350        6/1/2016            135,000     134,314
Halliburton Co.                                                          5.500      10/15/2010            125,000     123,818
Oncor Electric Delivery Co.                                              6.375        5/1/2012            135,000     136,262
Salomon Brothers AF for Tyumen Oil Co.                                  11.000       11/6/2007            125,000     131,550
Southern Natural Gas Co.                                                 8.875       3/15/2010            100,000     105,625
                                                                                                                    ---------
                                                                                                                      631,569
                                                                                                                    ---------
Financial--6.1%
Ameriprise Financial, Inc.                                               7.518        6/1/2066            150,000     150,908
Boston Properties, Inc.                                                  6.250       1/15/2013             85,000      85,754
Chevy Chase Bank FSB                                                     6.875       12/1/2013            295,000     295,000
Duke Realty Corp REIT                                                    5.250       1/15/2010            175,000     170,754
Glencore Funding LLC 144A                                                6.000       4/15/2014             95,000      86,762
Glitnir Bank 144A (h)                                                    6.693       6/15/2016            150,000     149,142
ILFC E-Capital Trust II 144A (a)                                         6.250      12/21/2065            135,000     127,550
International Lease Finance Corp.                                        5.000       4/15/2010            180,000     174,804
Jefferies Group, Inc.                                                    5.500       3/15/2016            110,000     102,716
Lehman Brothers Holdings E-Capital Trust I 144A (a)                      5.954       8/19/2065            100,000      99,983
Lincoln National Corp.                                                   7.000       5/17/2066            170,000     168,681
MUFG Capital Financial 1 Ltd.                                            6.346       3/15/2049            250,000     241,148
Nisource Finance Corp.                                                   6.150        3/1/2013            150,000     150,492
Nisource Finance Corp.                                                   5.764      11/23/2009            355,000     355,389
Nordea Bank 144A                                                         7.500       1/30/2007            445,000     449,076


  The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Par       Value
Security Description                                                     Rate     Maturity                Value    (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------
Financial (continued)
Residential Capital Corp. (a) (b)                                       6.875%  6/29/2007        USD       70,000    $ 70,226
Residential Capital Corp. (a)                                           6.489  11/21/2008                 230,000     230,918
Residential Capital Corp.                                               6.375   6/30/2010                  75,000      73,979
Residential Capital Corp. (b)                                           6.875   6/30/2015                 130,000     129,440
Simon Property Group LP REIT                                            5.750    5/1/2012                 165,000     162,550
USB Capital IX                                                          6.189    4/1/2049                 480,000     469,387
Washington Mutual, Inc.                                                 4.625    4/1/2014                 365,000     329,747
                                                                                                                   ----------
                                                                                                                    4,274,406
                                                                                                                   ----------
Industrial--3.7%
American Standard, Inc.                                                 7.375    2/1/2008                 145,000     147,694
Chesapeake Energy Co.                                                   7.625   7/15/2013                 125,000     125,781
Crown Americas, Inc. 144A                                               7.625  11/15/2013                 130,000     127,725
Crown Americas, Inc. 144A                                               7.750  11/15/2015                  75,000      73,875
Jefferson Smurfit Corp. US                                              8.250   10/1/2012                  15,000      14,063
Mohawk Industries, Inc.                                                 6.125   1/15/2016                 170,000     163,888
Oneok, Inc.                                                             5.510   2/16/2008                 345,000     342,765
Republic Services, Inc.                                                 6.750   8/15/2011                 150,000     155,016
SAB Miller                                                              5.850    7/1/2009                 415,000     414,762
Telefonica Emisiones                                                    6.421   6/20/2016                 350,000     349,274
Tobacco Settlement Authority Michigan                                   7.309    6/1/2034                 195,000     194,815
Waste Management, Inc.                                                  6.875   5/15/2009                 245,000     251,903
Windstream Corp 144A (h)                                                8.125    8/1/2013                 180,000     183,600
Windstream Corp 144A (h)                                                8.625    8/1/2016                  60,000      61,350
                                                                                                                   ----------
                                                                                                                    2,606,511
                                                                                                                   ----------
Technology & Electronics--0.3%
Freescale Semiconductor, Inc. (a)                                       7.818   7/15/2009                 100,000     102,000
Quest Diagnostics, Inc.                                                 5.125   11/1/2010                  90,000      87,500
                                                                                                                   ----------
                                                                                                                      189,500
                                                                                                                   ----------
Utilities--2.7%
Consumers Energy Co.                                                    5.375   4/15/2013                 140,000     134,354
Dominion Resources, Inc.                                                5.790   9/28/2007                 350,000     350,210
FirstEnergy Corp.                                                       6.450  11/15/2011                 260,000     264,556
Jersey Central Power & Light 144A                                       6.400   5/15/2036                 242,000     238,208
Mirant North America LLC 144A                                           7.375  12/31/2013                 190,000     183,350
Niagara Mohawk Power Corp.                                              7.750   10/1/2008                 175,000     182,108
Pepco Holdings, Inc.                                                    5.500   8/15/2007                 140,000     139,497
Progress Energy, Inc.                                                   7.100    3/1/2011                 130,000     135,610
TXU Energy Co.                                                          7.000   3/15/2013                 270,000     275,599
                                                                                                                   ----------
                                                                                                                    1,903,492
                                                                                                                   ----------
Total Corporate Bonds (Cost $11,110,011)                                                                           11,026,684
                                                                                                                   ----------
Sovereign Bonds--3.0%
Argentina Bonos (a)                                                     1.162    8/3/2012                 400,000     330,600
Egyptian Treasury Bill 144A (h)                                         9.000   7/14/2006                 175,000     188,960
Egyptian Treasury Bill 144A (h)                                         8.400    2/1/2007                 750,000     763,380
Republic of Brazil (a)                                                  8.000   1/15/2018                 165,000     173,910
Republic of Panama                                                      7.125   1/29/2026                 185,000     178,525
Republic of Philippines                                                 9.375   1/18/2017                 165,000     181,500
Republic of Turkey                                                     11.500   1/23/2012                 230,000     263,063
                                                                                                                   ----------
Total Sovereign Bonds (Cost $2,069,346)                                                                             2,079,938
                                                                                                                   ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Par       Value
Security Description                                                     Rate     Maturity                Value    (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------
Yankee Bonds--4.2%
Amvescap PLC                                                            5.375%  2/27/2013        USD      130,000   $ 124,360
Amvescap PLC                                                            5.375  12/15/2014                  70,000      66,188
Carnival Corp.                                                          3.750  11/15/2007                 265,000     257,474
Chuo Mitsui Trust & Banking Co. Ltd. 144A (a)                           5.506   2/15/2049                 365,000     332,857
Falconbridge Ltd.                                                       6.000  10/15/2015                 155,000     147,585
Ineos Group Holdings Plc 144A (b)                                       8.500   2/15/2016                 300,000     280,875
ING Groep NV (a) (b)                                                    5.775  11/30/2049                 230,000     218,250
Kaupthing Bank 144A                                                     7.125   5/19/2016                 850,000     850,255
Naftogaz Ukrainy                                                        8.125   9/30/2009                 100,000      93,375
Nordic Telecommunication Co. Holdings 144A                              8.875    5/1/2016                  90,000      92,475
Rogers Wireless, Inc.                                                   7.500   3/15/2015                  45,000      45,450
Royal KPN NV                                                            8.375   10/1/2030                 210,000     225,442
Shinsei Finance Cayman Ltd 144A                                         6.418   7/20/2048                 200,000     187,837
                                                                                                                   ----------
Total Yankee Bonds (Cost $3,039,904)                                                                                2,922,423
                                                                                                                   ----------

U.S. Government Agency--3.1%

Pass Thru Securities--3.1%
FNMA (b)                                                                2.375   2/15/2007                 275,000     269,746
FNMA                                                                    5.500    1/1/2034                 441,554     425,967
GNMA 2006-9 A                                                           4.201   8/16/2026                 685,290     657,881
GNMA 2006-15 A                                                          3.727   3/16/2027                 348,412     331,755
GNMA 2006-19 A                                                          3.387   6/16/2030                 239,095     225,982
GNMA 2006-5 A                                                           4.241   7/16/2029                 271,914     261,597
                                                                                                                   ----------
Total U.S. Government Agency (Cost $2,214,819)                                                                      2,172,928
                                                                                                                   ----------

US Treasury Obligations--17.2%
U.S. Treasury Bond (b)                                                  5.250  11/15/2028               1,525,000   1,517,851
U.S. Treasury Inflation-Indexed Bond (c)                                3.375   1/15/2007               2,085,178   2,090,635
U.S. Treasury Inflation-Indexed Bond (b)                                0.875   4/15/2010               2,185,143   2,061,289
U.S. Treasury Note                                                      6.625   5/15/2007                 105,000     106,136
U.S. Treasury Note (b)                                                  4.250   1/15/2011               4,319,000   4,170,366
U.S. Treasury Note                                                      4.375   8/15/2012                 865,000     832,089
U.S. Treasury Note (b)                                                  4.750   5/15/2014               1,075,000   1,048,671
U.S. Treasury Note (b)                                                  4.000   2/15/2015                 288,000     265,387
                                                                                                                   ----------
Total U.S. Treasury Obligations (Cost $12,439,940)                                                                 12,092,424
                                                                                                                   ----------
Foreign Denominated--44.1%

Argentina--0.2%
Republic of Argentina                                                   0.698   9/30/2014        ARS      520,000     161,440
                                                                                                                   ----------

Australia--0.5%
Queensland Treasury Corp.                                               6.000   6/14/2011        AUD      500,000     372,741
                                                                                                                   ----------

Brazil--0.5%
Republic of Brazil                                                     12.500    1/5/2016        BRL      820,000     371,281
                                                                                                                   ----------
Canada--2.7%
Canadian Government Bond                                                5.000    6/1/2014        CAD    1,425,000   1,314,059
Canadian Pacific Railway Ltd. 144A                                      4.900   6/15/2010                 620,000     556,393
                                                                                                                   ----------
                                                                                                                    1,870,452
                                                                                                                   ----------

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Par       Value
Security Description                                                     Rate     Maturity                Value    (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------
Euro--16.6%
Allied Irish Bank UK (a)                                                4.781% 12/10/2049      EUR        160,000  $  191,586
ASIF III                                                                4.750   9/11/2013                 270,000     354,017
Autostrade SpA (a)                                                      2.552    6/9/2011                 300,000     384,098
Barclays Bank PLC (a)                                                   4.875  12/15/2014                 150,000     181,826
Bombardier, Inc.                                                        5.750   2/22/2008                 150,000     192,539
Bundesobligation                                                        4.000   2/16/2007                 360,000     462,507
Bundesobligation                                                        4.500   8/17/2007                  45,000      58,219
Bundesobligation                                                        3.000   4/11/2008                 270,000     342,034
Citigroup, Inc. (a)                                                     2.237    6/3/2011                 370,000     473,279
Daimlerchrysler International Finance                                   7.000   3/21/2011                 125,000     175,890
Deutsche Bundesrepublik                                                 4.000    7/4/2009                 175,000     225,654
Deutsche Republic                                                       4.500    1/4/2013                 170,000     224,080
Deutsche Republic                                                       4.750    7/4/2034                 350,000     477,743
Deutsche Telekom International Finance BV                               6.625   7/11/2011                 165,000     231,554
Finmeccanica SpA                                                        4.875   3/24/2025                 175,000     205,141
GE Capital European Funding (a)                                         2.198    5/4/2011                 370,000     472,970
Goldman Sachs Group, Inc. (a)                                           2.850    2/4/2013                 240,000     305,602
Hellenic Republic Government Bond                                       3.700   7/20/2015                 800,000     976,900
Household Finance Corp.                                                 6.500    5/5/2009                 300,000     409,385
Kingdom of Denmark                                                      3.125  10/15/2010               1,075,000   1,336,554
Linde Finance BV                                                        6.000   7/29/2049                  30,000      37,869
MPS Capital Trust I                                                     7.990    2/7/2011                 160,000     232,435
National Westminster Bank PLC                                           6.625   10/5/2009                  70,000      96,121
Netherlands Government Bond                                             5.500   7/15/2010               1,310,000   1,780,803
Netherlands Government Bond                                             4.000   1/15/2037                 155,000     187,526
Owens-Brockway Glass Containers                                         6.750   12/1/2014                  95,000     119,664
Resona Bank Ltd. 144A                                                   4.125   1/10/2049                 110,000     133,855
Sogerim                                                                 7.000   4/20/2011                 185,000     263,095
Sumitomo Mitsui Banking Corp. 144A (a)                                  4.375   7/15/2049                 195,000     233,860
Telefonica Europe BV                                                    5.125   2/14/2013                 135,000     174,939
Telenet Communications NV 144A                                          9.000  12/15/2013                  56,025      78,451
Veolia Environnement                                                    4.875   5/28/2013                 135,000     174,683
Volkswagen International Finance NV                                     4.875   5/22/2013                 180,000     236,797
West LB Covered Bond Bank 144A                                          4.000   3/25/2014                 150,000     189,672
                                                                                                                   ----------
                                                                                                                   11,621,348
                                                                                                                   ----------
United Kingdom--6.2%
Barclays Bank PLC                                                       6.000   9/15/2026      GBP        130,000     232,615
Bat International Finance PLC                                           6.375  12/12/2019                  90,000     170,939
British Telecom PLC                                                     7.125   12/7/2006                 185,000     344,671
Deutsche Telekom International Finance BV                               7.125   9/26/2012                 175,000     346,981
HBOS Capital Funding LP (d)                                             6.461  11/30/2048                  85,000     165,297
Inco                                                                   15.750   7/15/2006                 200,000     370,381
Transco Holdings PLC                                                    7.000  12/16/2024                  80,000     173,381
United Kingdom Gilt                                                     4.750    6/7/2010               1,000,000   1,844,821
United Kingdom Gilt                                                     8.000   9/27/2013                 310,000     686,232
                                                                                                                   ----------
                                                                                                                    4,335,318
                                                                                                                   ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Par       Value
Security Description                                                     Rate     Maturity                Value    (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------
Japan--7.6%
Citigroup, Inc.                                                         0.800%   10/30/2008      JPY   40,800,000  $  354,901
Depfa Acs Bank                                                          1.650    12/20/2016           140,000,000   1,172,213
European Investment Bank                                                1.400     6/20/2017           135,000,000   1,110,601
Japan Finance Corp.                                                     1.550     2/21/2012           130,000,000   1,137,610
KFW International Finance                                               1.750     3/23/2010           178,000,000   1,584,961
                                                                                                                  -----------
                                                                                                                    5,360,286
                                                                                                                  -----------
Mexico--0.5%
Mexican Fixed Rate Bonds                                                8.000    12/19/2013      MXN    4,410,000     368,093
                                                                                                                  -----------

Poland--2.9%
Poland Government Bond                                                  6.000    11/24/2010      PLN    4,145,000   1,327,292
Poland Government Bond                                                  6.250    10/24/2015             2,120,000     692,743
                                                                                                                  -----------
                                                                                                                    2,020,035
                                                                                                                  -----------

Sweden--2.8%
Swedish Government (b)                                                  3.000     7/12/2016      SEK   15,715,000   2,002,772
Singapore--3.6%                                                         5.625      7/1/2008      SGD    3,780,000   2,504,213
Singapore Government Bond                                                                                          30,987,979
                                                                                                                  -----------
Total Foreign Denominated (Cost $30,797,731)                                                                       62,308,625
                                                                                                                  -----------

Total Bonds and Notes (Cost $62,711,751)


CONVERTIBLE PREFERRED STOCKS--0.1%                                                                        Shares
                                                                                                          ------
Fannie Mae 5.375% CVT Pfd (Cost $100,000)                                                        USD            1      92,697
                                                                                                                  -----------

PURCHASED OPTIONS--0.0%
JPY Call/USD Put, Strike Price 109,11/21/06 (Cost $ 38,056)                                         Contract Size
                                                                                                    -------------
                                                                                                        1,420,000      11,459
                                                                                                                  -----------

SHORT-TERM INVESTMENTS--3.1%                                            Rate       Maturity            Par Value
                                                                        ----       --------           ----------
U.S. Treasury Bill--3.1%
U.S. Treasury Bill (b) (c ) (e) (COST $2,204,984)                       4.760      9/7/2006      USD    2,225,000   2,204,984
                                                                                                                  -----------

INVESTMENT OF CASH COLLATERAL--10.9%                                                                      Shares
                                                                                                          ------
BlackRock Cash Strategies L.L.C (f) (Cost $7,637,267)                   5.140                           7,637,267   7,637,267
                                                                                                                  -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $72,692,058)                                                                 7,637,26772
                                                                                                                  -----------

AFFILIATED INVESTMENTS--4.3%
Dreyfus Institutional Preferred Plus Money Market Fund
   (f)(g)(Cost $3,000,000)                                              5.320                           3,000,000   3,000,000
                                                                                                                  -----------

Total Investments--107.2% (COST $75,692,058)                                                                       75,255,032
                                                                                                                  -----------
Liabilities in Excess of Other Assets--(7.2%)                                                                      (5,057,331)
                                                                                                                  -----------
NET ASSETS--100%                                                                                                  $70,197,701
                                                                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Notes to Schedule of Investments:
144A--Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,355,740 or 9.1% of net assets.
ARS-Argentina Peso
AUD-Australian Dollar
BRL-Brazilian Real
CAD-Canadian Dollar
CVT-Convertible
EUR-Euro
GBP-British Pound
JPY-Japanese Yen
MXN-Mexican New Peso
PLN-Polish Zloty
SEK-Swedish Krona
SGD-Singapore Dollar
(a) Variable Rate Security; rate indicated is as of June 30, 2006.
(b) Security, or a portion of thereof, was on loan at June 30, 2006.
(c) Denotes all or part of security segregated as collateral.
(d) Stepup bond; rate indicated as of June 30, 2006.
(e) Rate noted is yield to maturity.
(f) Stated rate is seven-day yield for the fund at June 30, 2006.
(g) Affiliated money market fund.
(h) Illiquid security.

At the period end, the value of these securities amounted to $1,346,432 or 1.9% of net assets.

At June 30, 2006 the Portfolio held the following futures contracts:

                                                                                    Underlying Face     Unrealized
Contract                                Position          Expiration Date           Amount at Value        Gain
-----------------------------------------------------------------------------------------------------------------------
US 10 Year Treasury (10 Contracts)        Short              9/20/2006                 $1,052,031         $3,438
                                                                                                          ======

At June 30, 2006 the Portfolio held the following forward foreign currency exchange contracts:

                                             Local                                                     USD
                                           Principal     Contract             Value at               Amount      Unrealized
Contracts to Deliver                        Amount      Value Date         June 30, 2006           to Receive    Gain/(Loss)
----------------------------------------------------------------------------------------------------------------------------
Australian Dollar                            340,000     9/20/2006           $ 252,244              $ 253,868        $ 1,624
British Pound Sterling                     2,150,000     9/20/2006           3,981,201              3,982,209          1,008
Canadian Dollar                            2,140,000     9/20/2006           1,923,726              1,927,928          4,202
Euro                                       2,279,340      7/3/2006           2,914,823              2,857,837       (56,986)
Euro                                      12,758,000     9/20/2006          16,405,977             16,181,519      (224,458)
Japanese Yen                             641,240,000     9/20/2006           5,671,847              5,641,132       (30,715)
Poland Zloty                               6,700,000     9/20/2006           2,113,676              2,097,535       (16,141)
Swedish Krona                              3,103,931      7/3/2006             431,521                421,472       (10,049)
Swedish Krona                             43,440,000     9/20/2006           6,082,250              5,959,564      (122,686)
Singapore Dollar                           4,320,000     9/20/2006           2,740,983              2,723,233       (17,750)
                                                                           -----------            -----------     ----------
Total                                                                      $42,518,248            $42,046,297     $(471,951)
                                                                           ===========            ===========     ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                  Local                                            USD
                                 Principal      Contract         Value at         Amount       Unrealized
Contracts to Receive              Amount       Value Date      June 30, 2006    to Deliver       Gain
-----------------------------------------------------------------------------------------------------------
Brazilian  Real                  815,000        9/20/2006      $   368,792  $   357,596       $  11,196
Euro                           3,470,000        9/20/2006        4,462,200    4,380,590          81,610
Poland Zloty                   2,302,299         7/5/2006          724,367      723,993             374
Poland Zloty                     550,000        9/20/2006          173,511      168,727           4,784
Swedish Krona                 27,160,000        9/20/2006        3,802,806    3,725,302          77,504
                                                               -----------  -----------       ---------
Total                                                          $ 9,531,676  $ 9,356,208       $ 175,468
                                                               ===========  ===========       =========

                                           USD                                               USD
                             Local       Value at             In               Local       Value at         Contract     Unrealized
Contracts to Deliver        Amount     June 30, 2006     Exchange for         Amount     June 30, 2006     Value Date      (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Euro                        41,000       $180,458        Icelandic Krona    12,704,100     $166,902         7/11/2006    $(13,556)
                                         ========                                          ========                      =========

The Portfolio held the following written option contracts at June 30, 2006:

Written Call Options              Strike Price       Expiration Date       Notional Amount   Contracts        Premium      Value
-----------------------------------------------------------------------------------------------------------------------------------
JPY Call/USD Put                     106               11/21/2006             1,420,000 JPY      1         $ 23,430     $ 6,093
                                                                                                ===        ========     ========



                                                         Notional                   Expiration
Description                              CounterParty     Amount    Strike Price       Date        Contracts      Premium    Value
----------------------------------------------------------------------------------------------------------------------------------
Call--Republic of Peru, 8.75%,
   11/21/2033--Credit default swaption   Deutsche Bank    345,000    Default Event    7/5/2006         1          $ 3,243     $--
                                                                                                     ====        ========    =====

At June 30, 2006, the Fund held the following open swap agreements:

                                                                                                                   Unrealized
Credit Default Swaps                    Reference      Buy/Sell    (Pay)/Receive     Expiration    Notional       Appreciation/
  Counterparty                           Entity       Protection+   Fixed Rate         Date         Amount        (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns              Alcoa, Inc., 6.000% due 1/15/2012    Buy      (0.415%)         6/20/2010   $107,000 USD     $ (894)
Bear Stearns               Alcoa, Inc., 6.500% due 6/1/2011    Buy       (0.52%)         6/20/2010    238,000 USD     (2,883)
Bear Stearns          Conocophillips, 4.750% due 10/15/2012    Buy       (0.31%)         6/20/2010    345,000 USD     (1,214)
Bear Stearns             Nucor Corp., 4.875% due 10/01/2012    Buy       (0.40%)         6/20/2010    162,000 USD     (1,546)
Bear Stearns       Ukraine Government, 7.650% due 6/11/2013    Sell      2.840%         12/20/2009    150,000 USD      3,420
Bear Stearns         Bellsouth Corp., 6.000% due 10/15/2011    Buy       (0.62%)         3/20/2016    420,000 USD     (2,584)
Deutsche Bank      Republic of Brazil, 12.25%, due 3/6/2030    Sell      1.450%         10/20/2008    358,000 USD      6,453
Deutsche Bank        Bellsouth Corp., 6.000% due 10/15/2011    Buy       (0.62%)         3/20/2016    280,000 USD     (1,723)
Deutsche Bank                            Dow Jones CDX.EM.5    Buy       (1.35%)         6/20/2011    644,000 USD        964
Morgan Stanley     Koninklijke KPN NV, 8.000% due 10/1/2010    Buy       (0.77%)        12/20/2010    785,000 USD     (4,470)
Morgan Stanley        V.F. Corporation, 8.5%, due 10/1/2010    Buy       (0.45%)         6/20/2011    700,000 USD     (4,482)

JPMorgan             The BOC Group PLC, 5.875 due 4/29/2009    Buy       (0.24%)         6/20/2011  1,125,000 EUR       (891)
JPMorgan             Linde Finance BV, 6.375% due 6/14/2007    Sell      0.410%          6/20/2011  1,125,000 EUR     (6,246)
JPMorgan                British American Tobacco PLC, 4.875%   Sell      0.425%         12/20/2010    350,000 EUR      2,225
                                              due 2/25/2009
JPMorgan             Daimlerchrysler AG, 7.20% due 9/1/2009    Sell      0.700%         12/20/2010    350,000 EUR      3,168
JPMorgan                  Degussa AG, 5.125% due 12/10/2013    Buy       (1.75%)        12/20/2010    550,000 EUR    (27,473)
JPMorgan                France Telecom, 7.25% due 1/28/2013    Sell      0.660%         12/20/2015    175,000 EUR     (1,033)
JPMorgan             Glencore International AG, 5.375%, due    Sell      1.480%         12/20/2010    350,000 EUR      7,793
                                                  9/30/2011
JPMorgan               ICI Wilmington, 5.625% due 12/1/2013    Sell      0.510%         12/20/2010    350,000 EUR      1,260
JPMorgan             iTraxx Europe HiVol Series 4 Version 1    Buy       (0.70%)        12/20/2010  1,725,000 EUR    (20,117)
JPMorgan             Telecom Italia SPA, 6.25% due 2/1/2012    Sell      0.520%         12/20/2010    350,000 EUR        784
JPMorgan                   Volkswagen, 4.875% due 5/22/2013    Sell      0.450%         12/20/2010    350,000 EUR      3,082
JPMorgan                                 Dow Jones CDX.EM.5    Buy       (1.35%)         6/20/2011    577,000 USD      3,396
JPMorgan                                 Dow Jones CDX.EM.5    Buy       (1.35%)         6/20/2011    123,000 USD        304
JPMorgan             Basell AF S.C.A., 8.375% due 8/15/2015    Sell       3.80%          6/20/2011    575,000 USD     (5,899)
JPMorgan            Glitnir Banki HF, 8.375%, due 8/15/2015    Buy       (0.66%)         6/20/2011    225,000 USD     (1,824)
JPMorgan               Kaupthing Bunadarbanki HF, 5.38063%,    Buy       (0.86%)         6/20/2011    225,000 USD     (2,098)
                                             due  12/1/2009
JPMorgan                      LandsBanki Islands HF, 3.30%,    Buy       (0.82%)         6/20/2011    225,000 USD     (2,506)
                                             due 10/19/2010
JPMorgan                  Degussa AG, 5.125% due 12/10/2013    Buy       (0.93%)         6/20/2011    575,000 EUR     (1,452)
                                                                                                                    ---------
                                                                                                                    $(56,486)
                                                                                                                    =========

+ If the portfolio is a seller of protection and a credit event occurs, as defined under terms of that particular swap agreement, the portfolio will pay the buyer of protection an amount up to the national value of the swap and in certain instances, take delivery of the security.


The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                               Unrealized
Interest Rate Swaps        Floating Rate         Pay/Receive                   Expiration        Notional     Appreciation/
Counterparty                Index               Floating Rate      Fixed Rate     Date            Amount      (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns                   USD--LIBOR--BBA        Pay             3.907%    11/19/2009       $150,000 USD     $(7,871)
UBS AG                  EUR--EURIBOR--TELERATE        Pay             3.463%     6/26/2007     14,490,000 EUR     (11,357)
UBS AG                  EUR--EURIBOR--TELERATE    Receive             4.243%     6/26/2016      1,430,000 EUR       5,490
UBS AG                         JPY--LIBOR--BBA        Pay            0.8775%     5/11/2008    798,000,000 JPY       1,891
UBS AG                         JPY--LIBOR--BBA        Pay            2.5125%      6/6/2026    159,000,000 JPY      (1,288)
UBS AG                       SEK--STIBOR--SIDE    Receive              3.06%     6/27/2007    133,390,000 SEK     (10,707)
UBS AG                       SEK--STIBOR--SIDE    Receive             4.290%     6/27/2016     13,160,000 SEK      (6,251)
                                                                                                                 ---------
                                                                                                                 $(30,093)
                                                                                                                 =========

                                                                                Expiration       Notional         Unrealized
Total Return Swaps                     Pay                      Receive           Date            Amount         Depreciation
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan                        USD-LIBOR-BBA Minus 75 bps   EMB1+ index        11/14/2006      597,000 USD      $ (8,701)
JPMorgan                        USD-LIBOR-BBA Minus 75 bps   EMB1+ index        11/14/2006      803,000 USD        (8,614)
                                                                                                                 ---------
                                                                                                                 $(17,315)
                                                                                                                 =========

                                                                        Percentage of
                        Country Allocation                               Investments
                        ----------------------------------------------------------------
                        U.S.                                                52.5%
                        Japan                                                3.4
                        Germany                                              2.6
                        Euro                                                 6.6
                        France                                               0.3
                        U.K.                                                 7.2
                        Italy                                                1.3
                        Canada                                               3.9
                        Netherlands                                          5.1
                        Sweden                                               2.9
                        Australia                                            0.6
                        Denmark                                              2.1
                        Mexico                                               0.6
                        Poland                                               3.0
                        Singapore                                            3.7
                        Egypt                                                1.1
                        Brazil                                               0.8
                        Argentina                                            0.7
                        Other                                                1.6
                                                                           -----
                                                                           100.0%

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio

                       Statement of Assets and Liabilities
                            June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


Assets
  Investments in securities (including securities on loan, valued at $7,373,211 (Note 6))
    Unaffiliated issuers, at value (Note 1A) (cost $72,692,058)                                                $72,255,032
    Affiliated issuers, at value (Note 1A) (cost $3,000,000) (Note 1H)                                           3,000,000
  Cash                                                                                                             430,742
  Foreign currency (cost $378,226)                                                                                 382,815
  Receivable for investments sold                                                                                3,349,379
  Unrealized appreciation on forward foreign currency exchange contracts (Note 5)                                  182,302
  Interest receivable                                                                                            1,122,064
  Swap premium paid                                                                                                 29,597
  Unrealized appreciation on swap contracts (Note 5)                                                                40,230
  Prepaid expenses                                                                                                   4,201
                                                                                                                ----------
    Total assets                                                                                                80,796,362
Liabilities
  Payable for investments purchased                                                             $ 2,220,858
  Collateral for securities on loan (Note 6)                                                      7,637,267
  Unrealized depreciation on forward foreign currency exchange contracts (Note 5)                   492,341
  Unrealized depreciation on swap contracts (Note 5)                                                144,124
  Payable to brokers (Note 5)                                                                        35,388
  Options written, at value (premium received $26,673) (Note 5)                                       6,093
  Payable for variation margin on open futures contracts (Note 5)                                     4,531
  Accrued professional fees                                                                          20,230
  Accrued accounting, administration, and custody fees (Note 2)                                       8,025
  Accrued trustees' fees and expenses (Note 2)                                                        3,626
  Other accrued expenses and liabilities                                                             26,178
                                                                                                -----------
   Total liabilities                                                                                            10,598,661
                                                                                                               -----------
Net Assets (applicable to investors' beneficial interest)                                                      $70,197,701
                                                                                                               ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio

                             Statement of Operations
               For the Six Months Ended June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income                                                                                            $ 1,407,937
  Dividend income from affiliated investments (Note 1H)                                                           48,473
  Security lending income, net (Note 6)                                                                            4,469
  Dividend income ( net of foreign withholding tax of $719)                                                        2,969
                                                                                                              ----------
   Total investment income                                                                                     1,463,848
Expenses
  Investment advisory fee (Note 2)                                                                $ 139,624
  Accounting, administration and custody fees (Note 2)                                               49,263
  Professional fees                                                                                  26,534
  Trustees' fees and expenses (Note 2)                                                                4,910
  Insurance expense                                                                                   3,215
  Miscellaneous expenses                                                                              1,663
                                                                                                   --------
   Total expenses                                                                                                225,209
                                                                                                              ----------
     Net investment income                                                                                     1,238,639
                                                                                                              ----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
   Investments                                                                                      (25,819)
   Financial futures transactions                                                                    29,896
   Written options transactions                                                                      53,213
   Foreign currency transactions and forward foreign currency exchange transactions              (1,044,382)
   Swap transactions                                                                                 37,181
                                                                                                  ---------
    Net realized gain (loss)                                                                                    (949,911)
Change in unrealized appreciation (depreciation)
  Investments                                                                                       503,073
  Financial futures contracts                                                                        32,908
  Written options contracts                                                                         (21,820)
  Foreign currency translation and forward foreign currency exchange contracts                     (848,583)
  Swap contracts                                                                                    (98,612)
                                                                                                  ---------
    Change in net unrealized appreciation (depreciation)                                                        (433,034)
                                                                                                              ----------
      Net realized and unrealized gain (loss)                                                                 (1,382,945)
                                                                                                              ----------
Net Decrease in Net Assets from Operations                                                                    $ (144,306)
                                                                                                              ===========


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   For the
                                                                                Six Months Ended              For the
                                                                                June 30, 2006               Year Ended
                                                                                 (Unaudited)             December 31, 2005
                                                                                ----------------         -----------------
Increase (Decrease) in Net Assets
  From Operations
    Net investment income                                                       $ 1,238,639                  $ 2,716,028
    Net realized gain (loss)                                                       (949,911)                   6,183,847
    Change in net unrealized appreciation (depreciation)                           (433,034)                  (6,327,067)
                                                                                ------------                 ------------
    Net increase (decrease) in net assets from investment operations               (144,306)                   2,572,808
                                                                                ------------                 ------------
Capital Transactions
    Contributions                                                                 1,537,274                    7,042,475
    Withdrawals                                                                  (2,304,066)                 (11,579,112)
                                                                                ------------                 ------------
    Net increase (decrease) in net assets from capital transactions                (766,792)                   4,536,637)
                                                                                ------------                 ------------

Total Increase (Decrease) in Net Assets                                            (911,098)                  (1,963,829)
Net Assets
    At beginning of period                                                       71,108,799                   73,072,628
                                                                                ------------                 ------------
    At end of period                                                            $70,197,701                  $71,108,799
                                                                                ============                 ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                 For the
                                                Six Months                   Year Ended December 31,
                                             Ended June 30, 2006 ----------------------------------------------------------
                                               (Unaudited)          2005        2004        2003          2002       2001
                                             -----------------    -------     -------     --------      -------    --------
Total Return (a)                                         (.23%)      3.64%       5.00%        6.40%        6.98%       4.54%
Ratios/Supplemental data:
   Expenses (to average daily net assets)                0.65%(b)    0.65%       0.63%        0.63%        0.56%       0.53%
   Net Investment Income (to average daily net           3.55%(b)    3.75%       3.89%        3.75%        4.47%       4.49%
   assets) Portfolio Turnover: (c)
   Inclusive                                               49%(d)     181%        166%         222%         205%        251%
   Exclusive                                               47%(d)     167%        130%          --           --          --
   Net Assets, End of Period (000's omitted)          $70,198     $71,109     $73,073     $153,572     $164,590   $ 364,068

----------------
*  For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would hae been:
   Ratios (to average daily net assets):
     Expenses (to average daily net assets)                NA        0.65%         NA           NA            NA         NA
     Net investment income                                 NA        3.74%         NA           NA            NA         NA

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements.
(b) Calculated on an annualized basis.
(c) Beginning in 2004, the portfolio turnover ratio is presented inclusive and exclusive of the effect of rolling forward purchase commitments.
(d) Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Global Fixed Income Portfolio (the "Portfolio") is a separate non-diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to maximize total return while realizing a market level of income consistent with preserving principal and liquidity. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in U.S. dollar and non-U.S. dollar denominated fixed income securities of governments and companies located in various countries, including emerging markets.

     At June 30, 2006 there was one fund, Standish Mellon Global Fixed Income Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2006 was 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     C. Income taxes

     The Portfolio is treated as a disregarded entity for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

                Mellon Institutional Funds Master Portfolio
               Standish Mellon Global Fixed Income Portfolio

                 Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     D. Foreign currency transactions

     The Portfolio maintains its records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     E. Investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F. Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     G. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     H. Affiliated issuers

     Affiliated issuers are investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to Standish Mellon for overall investment advisory, administrative services, and general office facilities is paid monthly at the annual rate of 0.40% of the Portfolio's average daily net assets. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and it's pro rata share of the Portfolio expenses (excluding commissions, taxes and extraordinary expenses) to 0.65% of the Fund's average daily net assets

     The Portfolio has entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide custody, administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $49,263 during the six months ended June 30, 2006.

     The Portfolio also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank collected $1,922 for the six months ended June 30, 2006. See Note 6 for further details.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust or the Portfolio Trust. The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.


(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2006 were as follows:

                                                      Purchases                           Sales
                                                      ---------                       -----------
U.S. Government Securities                           $12,214,474                      $ 7,893,098
                                                     ===========                      ===========
Investments (non-U.S. Government Securities)         $18,273,290                      $26,413,265

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

              Aggregate cost                              $ 75,692,058
                                                          =============
              Gross unrealized appreciation                  1,041,240

              Gross unrealized depreciation                 (1,478,266)
                                                          -------------
              Net unrealized appreciation (depreciation)  $   (437,026)
                                                          =============

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Options

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at year end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

For the six months ended June 30, 2006, the Portfolio entered into the following transactions:

                                              Number of
Written Put Option Transactions               Contracts                          Premiums
                                              ---------                          --------
Outstanding, beginning of period                    3                            $45,440
Options written                                     5                              9,976
Options expired                                    (7)                           (41,713)
Options closed                                     (1)                           (13,703)
                                              --------                           -------
Outstanding, end of period                          0                                $0
                                              ========                           =======
                                              Number of
Written Call Option Transactions              Contracts                          Premiums
                                              ---------                          --------
Outstanding, beginning of period                    1                            $6,958
Options written                                     3                            27,703
Options expired                                    (2)                           (7,988)
Options closed                                      0                                 0
                                              --------                          --------
Outstanding, end of period                          2                           $26,673
                                              ========                          ========

At June 30, 2006, the Portfolio held options. See the Schedule of Investments for further details.

Forward currency exchange contracts

The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

At June 30, 2006, the Portfolio held forward currency exchange contracts. See the Schedule of Investments for further details.

Futures contracts

The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

At June, 30, 2006, the Portfolio held open financial futures contracts. See the Schedule of Investments for further details.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements

     The Portfolio may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, credit default and total return swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a portfolio will receive a payment from or make a payment to the counterparty. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations, which may be furnished by a pricing service or dealers in such securities and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain and loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2006, the Portfolio held open swap agreements. See the Schedule of Investments for further details.


(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the six months ended June 30, 2006 and earned interest on the invested collateral of $279,357 of which, $274,888 was rebated to borrowers or paid in fees. At June 30, 2006, the Portfolio had securities valued at $7,373,211 on loan. See the Schedule of Investments for further detail on the security positions on loan and collateral held.


(7)  Delayed Delivery Transactions:

     The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

     The Portfolio may enter into to be announced (TBA) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

     The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     For the six months ended June 30, 2006, the Portfolio did not hold any delayed delivery securities.

(8)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended June 30, 2006, the facility fee was $317 for the Portfolio.

     For the six months ended June 30, 2006, the Portfolio did not use the credit facility.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended June 30, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                    Number of                          Trustee
                                                                Principal         Portfolios in       Other          Remuneration
Name                                     Term of Office       Occupation(s)        Fund Complex    Directorships    (period ended
Address, and                Position(s)  and Length of         During Past         Overseen by        Held by          June 30,
Date of Birth           Held with Trust   Time Served            5 Years             Trustee          Trustee            2006)
-----------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming             Trustee     Trustee        Chairman Emeritus, Decision   34             None          Fund: $250
c/o Decision Resources, Inc.              since          Resources, Inc. ("DRI")                                Portfolio:$767
260 Charles Street                        11/3/1986      (biotechnology research and
Waltham, MA 02453 9/30/40                                consulting firm); formerly
                                                         Chairman of the Board and
                                                         Chief

                                                         Executive Officer, DRI
Caleb Loring III              Trustee     Trustee        Trustee, Essex Street         34             None          Fund: $250
c/o Essex Street Associates               since          Associates (family                                     Portfolio:$820
P.O. Box 5600 Beverly,                    11/3/1986      investment trust office)
MA 01915 11/14/43

Benjamin M. Friedman          Trustee     Trustee        William Joseph Maier,         34             None          Fund: $250
c/o Harvard University                    since          Professor of Political                                 Portfolio:$767
Littauer Center 127                       9/13/1989      Economy, Harvard University
Cambridge, MA 02138
8/5/44

John H. Hewitt                Trustee     Trustee        Trustee, Mertens House,       34             None          Fund: $250
P.O. Box 2333                             since          Inc. (hospice)                                         Portfolio:$767
New London, NH 03257 4/11/35              11/3/1986

Interested Trustees

Patrick J. Sheppard         Trustee,      Since 2003     President and Chief           34             None              $0
The Boston Company       President and                   Operating Officer of The
Asset Management, LLC   Chief Executive                  Boston Company Asset
One Boston Place            Officer                      Management, LLC; formerly
Boston, MA 02108                                         Senior Vice President and
7/24/65                                                  Chief Operating Officer,
                                                         Mellon Asset Management
                                                         ("MAM") and Vice President
                                                         and Chief Financial Officer, MAM


Principal Officers who are Not Trustees

Name                                                      Term of Office
Address, and                             Position(s)       and Length of               Principal Occupation(s)
Date of Birth                           Held with Trust     Time Served                  During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                        Vice President      Since 2003        Senior Vice President and Head of Operations,
Mellon Asset Management                  and Secretary                         Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                               Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson                       Vice President      Vice President    Vice President and Mutual Funds Controller,
Mellon Asset Management                   and Treasurer      since 1999;       Mellon Asset Management; formerly Assistant Vice
One Boston Place                                             Treasurer         President and Mutual Funds Controller, Standish
Boston, MA 02108                                             since 2002        Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland                       Assistant Vice      Since 1996        Vice President and Manager, Mutual Funds
Mellon Asset Management                    President                           Operations, Mellon Asset Management; formerly
One Boston Place                                                               Vice President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                               Standish Mellon Asset Management Company, LLC
8/19/51


Cara E. Hultgren                        Assistant Vice       Since 2001        Assistant Vice President and Manager of Compliance,
Mellon Asset Management                  President                             Mellon Asset Management ("MAM"); formerly Manager
One Boston Place                                                               of Shareholder Services, MAM, and Shareholder
Boston, MA 02108                                                               Representative, Standish Mellon Asset Management
1/19/71                                                                        Company, LLC


Mary T. Lomasney                          Chief              Since 2005        First Vice President, Mellon Asset Management and
Mellon Asset Management                 Compliance                             Chief Compliance Officer, Mellon Funds Distributor,
One Boston Place                          Officer                              L.P. and Mellon Optima L/S Strategy Fund, LLC;
Boston, MA 02108                                                               formerly Director, Blackrock, Inc., Senior Vice
4/8/57                                                                         President, State Street Research & Management Company
                                                                               ("SSRM"), and Vice President, SSRM

                          [Logo] Mellon
                                 --------------------------
                                 Mellon Institutional Funds

                                 One Boston Place
                                 Boston, MA 02108-4408
                                 800.221.4795
                                 www.melloninstitutionalfunds.com

                                                                      6934SA0606

                       [LOGO] Mellon
                              ------------------
                              Mellon Institutional Funds



Semiannual Report      Standish Mellon
                       High Yield Bond Fund
--------------------------------------------------------------------------------
June 30, 2006 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon High Yield Bond Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                             Expenses Paid
                                    Beginning            Ending              During Period+
                                  Account Value        Account Value         January 1, 2006
                                 January 1, 2006       June 30, 2006        to June 30, 2006
---------------------------------------------------------------------------------------------
Actual                              $1,000.00           $1,012.10                 $2.49
Hypothetical (5% return
  per year before expenses)         $1,000.00           $1,022.32                 $2.51

-----------------
+ Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example reflects the combined expenses of the Fund and the master portfolio in which it invests all its assets.

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio

             Portfolio Information as of June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Summary of Combined Ratings
--------------------------------------------------------------------------------
                                                                Percentage of
Quality Breakdown                                                Investments
--------------------------------------------------------------------------------
Treasury                                                            1.0%
AA                                                                  0.1
A                                                                   1.2
BBB                                                                11.7
BB                                                                 46.2
B                                                                  37.9
CCC                                                                 1.6
C/D/NR                                                              0.3
                                                                  -----
   Total                                                          100.0%

Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higher rating category.

                                                                   Percentage of
Top Ten Holdings*                     Rate          Maturity        Investments
--------------------------------------------------------------------------------
Chevy Chase Bank FSB                  6.875%        12/1/2013           2.4%
AES Corp. 144A                        8.750         5/15/2013           1.6
Freescale Semiconductor, Inc.         6.875         7/15/2011           1.5
Rite Aid Corp.                       12.500         9/15/2006           1.3
Mirant North America LLC 144A         7.375        12/31/2013           1.1
INVISTA 144A                          9.250          5/1/2012           1.1
Speedway Motorsports, Inc.            6.750          6/1/2013           1.1
Kaupthing Bank 144A                   7.125         5/19/2016           1.0
Douglas Dynamics LLC 144A             7.750         1/15/2012           0.9
Qwest Corp.                           7.875          9/1/2011           0.9
                                                                       ----
                                                                       12.9%

* Excluding short-term investments and investment of cash collateral.

                                                                   Percentage of
Economic Sector Allocation                                          Investments
--------------------------------------------------------------------------------
Banking                                                                  4.6%
Basic industry                                                          10.9
Brokerage                                                                1.3
Capital goods                                                           11.6
Consumer cyclical                                                        7.9
Consumer non-cyclical                                                    6.7
Energy                                                                   7.4
Insurance                                                                0.7
Media                                                                    5.4
Municipals                                                               1.3
Real estate                                                              0.6
Services cyclical                                                       12.5
Services non-cyclical                                                    3.9
Technology                                                               2.9
Telecommunications                                                       9.5
Utility                                                                 10.5
Emerging markets                                                         1.1
Agency                                                                   0.3
Cash & equivalents                                                       0.9
                                                                       -----
                                                                       100.0%

The Standish Mellon High Yield Bond Fund invests all of its investable assets in an interest of the Standish Mellon High Yield Bond Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon High Yield Bond Fund

                       Statement of Assets and Liabilities
                            June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in Standish Mellon High Yield Bond Portfolio (Portfolio), at value (Note 1A)                            $ 13,165,870
  Receivable for Fund shares sold                                                                                           8,969
  Prepaid expenses                                                                                                          6,262
                                                                                                                     ------------
    Total assets                                                                                                       13,181,101
Liabilities
  Payable for Fund shares redeemed                                                                  $   229
  Accrued professional fees                                                                          13,807
  Accrued transfer agent fees (Note 2)                                                                1,858
  Accrued shareholder reporting expense (Note 2)                                                        617
  Accrued trustees' fees and expenses (Note 2)                                                          487
  Accrued chief compliance officer fee (Note 2)                                                         278
  Other accrued expenses and liabilities                                                              2,289
                                                                                                     ------
    Total liabilities                                                                                                      19,565
                                                                                                                     ------------
Net Assets                                                                                                           $ 13,161,536
                                                                                                                     ============
Net Assets consist of:
  Paid-in capital                                                                                                    $ 23,401,935
  Accumulated net realized loss                                                                                       (10,270,330)
  Undistributed net investment income                                                                                      38,742
  Net unrealized (depreciation)                                                                                            (8,811)
                                                                                                                     ------------
Total Net Assets                                                                                                     $ 13,161,536
                                                                                                                     ============
Shares of beneficial interest outstanding                                                                                 852,133
                                                                                                                     ============
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                                         $ 15.45
                                                                                                                     ============

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon High Yield Bond Fund

                             Statement of Operations
               For the Six Months Ended June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest and security lending income allocated from Portfolio                                            $ 523,685
  Dividend income from Portfolio                                                                              16,977
  Expenses allocated from Portfolio                                                                          (35,369)
                                                                                                           ---------
    Net investment income allocated from Portfolio                                                           505,293

Expenses
  Professional fees                                                                           $ 15,567
  Registration fees                                                                              7,488
  Transfer agent fees (Note 2)                                                                   3,410
  Administrative service fee (Note 2)                                                              667
  Trustees' fees (Note 2)                                                                          992
  Shareholder reporting fees (Note 2)                                                              617
  Insurance expense                                                                                287
  Analytical service expense                                                                     1,913
  Chief compliance officer expense (Note 2)                                                      1,945
  Miscellaneous                                                                                  1,623
                                                                                              --------
    Total expenses                                                                              34,509

Deduct:
  Reimbursement of Fund operating expenses (Note 2)                                            (34,509)
                                                                                              --------
    Net expenses                                                                                                  --
                                                                                                           ---------
      Net investment income                                                                                  505,293
                                                                                                           ---------

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investments                                                                                (16,393)
    Swap transactions                                                                            4,275
    Foreign currency transactions and forward foreign currency exchange transactions           (14,232)
                                                                                              --------
      Net realized gain (loss)                                                                               (26,350)
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investments                                                                               (261,794)
    Swap contracts                                                                                (852)
    Foreign currency translations and forward foreign currency exchange contracts              (13,826)
                                                                                              --------
      Change in net unrealized appreciation (depreciation)                                                  (276,472)
                                                                                                           ---------
    Net realized and unrealized gain (loss)on investments                                                   (302,822)
                                                                                                           ---------
Net Inrease in Net Assets from Operations                                                                  $ 202,471
                                                                                                           =========

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon High Yield Bond Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                              For the
                                                                         Six Months Ended        For the
                                                                           June 30, 2006        Year Ended
                                                                            (Unaudited)      December 31, 2005
                                                                         ----------------    -----------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                     $   505,293        $  1,807,357
  Net realized gain (loss)                                                      (26,350)          1,267,557
  Change in net unrealized appreciation (depreciation)                         (276,472)         (2,829,217)
                                                                            -----------        ------------
  Net increase (decrease) in net assets from investment operations              202,471             245,697
                                                                            -----------        ------------

Distributions to Shareholders (Note 1C)
  From net investment income                                                   (469,088)         (1,881,356)
                                                                            -----------        ------------
  Total distributions to shareholders                                          (469,088)         (1,881,356)
                                                                            -----------        ------------

Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                              610,872           4,184,283
  Value of shares issued to shareholders in reinvestment of distributions       378,092           1,683,595
  Cost of shares redeemed                                                    (5,129,620)        (43,336,720)
                                                                            -----------        ------------
  Net increase (decrease) in net assets from Fund share transactions         (4,140,656)        (37,468,842)
                                                                            -----------        ------------
Total Increase (Decrease) in Net Assets                                      (4,407,273)        (39,104,501)

Net Assets
  At beginning of period                                                     17,568,809          56,673,310
                                                                            -----------        ------------
  At end of period (including undistributed net investment
    income of $38,742 and $2,537)                                           $13,161,536        $ 17,568,809
                                                                            ===========        ============

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon High Yield Bond Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                          For the
                                                      Six Months Ended                   Year Ended December 31,
                                                       June 30, 2006    --------------------------------------------------------
                                                        (Unaudited)        2005       2004         2003        2002         2001
                                                        -----------        ----       ----         ----        ----         ----
Net Asset Value, Beginning of Period                     $ 15.81        $ 16.52     $ 16.19     $ 14.34     $ 14.88     $ 15.88
                                                         -------        -------     -------     -------     -------     -------
From Operations:
  Net investment income* (a)                                0.57           1.13        1.18        1.21        1.26        1.40
  Net realized and unrealized
    gains (loss) on investments                            (0.38)         (0.54)       0.31        1.85       (0.59)      (1.18)
                                                         -------        -------     -------     -------     -------     -------
Total from investment operations                            0.19           0.59        1.49        3.06        0.67        0.22
                                                         -------        -------     -------     -------     -------     -------
Less Distributions to Shareholders:
  From net investment income                               (0.55)         (1.30)      (1.16)      (1.21)      (1.21)      (1.21)
  From net realized gains on investments                      --             --          --          --          --       (0.01)
                                                         -------        -------     -------     -------     -------     -------
Total distributions to shareholders                        (0.55)         (1.30)      (1.16)      (1.21)      (1.21)      (1.22)
                                                         -------        -------     -------     -------     -------     -------
Net Asset Value, End of Period                           $ 15.45        $ 15.81     $ 16.52     $ 16.19     $ 14.34     $ 14.88
                                                         =======        =======     =======     =======     =======     =======
Total Return (b)                                            1.21%          3.70%       9.56%      21.76%       4.70%       1.52%
Ratios/Supplemental data:
  Expenses (to average daily net assets)* (c)               0.50%(d)       0.50%       0.50%       0.50%       0.50%       0.50%
  Net Investment Income (to average daily net assets)*      7.16%(d)       6.84%       7.28%       7.79%       8.68%       8.86%
  Net Assets, End of Period (000's omitted)              $13,162        $17,569     $56,673     $57,036     $44,059     $46,302

----------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

  Net investment income per share (a)                    $  0.48        $  0.97     $  1.12     $  1.13     $  1.21     $  1.33
  Ratios (to average daily net assets):
    Expenses (c)                                            1.60%(d)       1.45%       0.87%       1.00%       1.01%       0.97%
    Net investment income                                   6.07%(d)       5.89%       6.91%       7.29%       8.17%       8.39%

(a)  Calculated based on average shares outstanding.
(b)  Total return would have been lower in the absence of expense waivers.
(c)  Includes the Fund's share of the Portfolio's allocated expenses.
(d)  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon High Yield Bond Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon High Yield Bond Fund (the "Fund") is a separate diversified investment series of the Trust.

     The Fund invests all of its investable assets in an interest in the Standish Mellon High Yield Bond Portfolio (the "Portfolio"), a subtrust of the Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in below investment grade fixed income securities issued by U.S. and foreign governments, companies and banks, as well as tax-exempt securities, preferred stocks and warrants. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at June 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     The Fund records its investment in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. Securities transactions and income

     Securities transactions in the Portfolio are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences which may result in reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, foreign currency gains and losses, post-October losses, amortization and/or accretion of premiums and discounts on certain securities and the timing of recognition of gains and losses on futures contracts.

     Permanent book and tax basis differences will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust and/or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon High Yield Bond Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  Investment Advisory Fee and other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding commissions, taxes and extraordinary expenses) to 0.50% of the Fund's average daily net assets. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time. Pursuant to this agreement, for the six months ended June 30, 2006, Standish Mellon voluntarily reimbursed the Fund for $34,509 of its operating expenses.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $3,410 during the six months ended June 30, 2006.

     The Fund has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide printing and fulfillment services for the Fund. Pursuant to this agreement the Fund was charged $617 during the six months ended June 30, 2006.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended June 30, 2006, the Fund was charged $1,945. No other director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust or the Portfolio Trust. The Fund pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended June 30, 2006, the Fund was charged $667 for fees payable to Mellon Private Wealth Management.

(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2006, aggregated $1,060,401and $5,694,398, respectively. The Fund receives a proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon High Yield Bond Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                For the             For the
                                            Six Months Ended       Year Ended
                                             June 30, 2006      December 31, 2005
                                             -------------      -----------------
     Shares sold                                 38,522               257,259
     Shares issued to shareholders in
       reinvestment of distributions             24,283               104,233
     Shares redeemed                           (321,905)           (2,681,089)
                                               --------            ----------
     Net increase (decrease)                   (259,100)           (2,319,597)
                                               ========            ==========

     At June 30, 2006, two shareholders of record held approximately 61% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and their costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended June 30, 2006, the Fund received $159 in redemption fees.

(5)  Federal Taxes:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     See corresponding master portfolio for tax basis unrealized appreciation (depreciation) information.

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                 Par       Value
Security Description                                                Rate        Maturity        Value    (Note 1A)
-------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--105.3%

BONDS AND NOTES--95.9%
Convertible Corporate Bonds--0.5%
Centerpoint Energy, Inc. 144A CVT                                   2.875%      1/15/2024     $ 25,000  $   26,000
Sinclair Broadcast Group, Inc. (a)                                  4.875       7/15/2018       25,000      21,688
Xcel Energy, Inc. 144A                                              7.500      11/21/2007       15,000      23,794
                                                                                                        ----------
Total Convertible Corporate Bonds (Cost $65,898)                                                            71,482
                                                                                                        ----------
Collateralized Mortgage Obligations--0.2%
Global Signal Trust 2006-1 F 144A (Cost $30,000)                    7.036       2/15/2036       30,000      29,583
                                                                                                        ----------
Corporate--79.2%

Banking--2.9%
Chevy Chase Bank FSB                                                6.875       12/1/2013      345,000     345,000
Colonial Bank                                                       9.375        6/1/2011       35,000      39,048
                                                                                                        ----------
                                                                                                           384,048
                                                                                                        ----------
Basic Industry--8.6%
Airgas, Inc.                                                        6.250       7/15/2014       85,000      79,475
Arch Western Finance                                                6.750        7/1/2013       25,000      23,938
BCP Crystal Holding Corp.                                           9.625       6/15/2014       69,000      74,865
Crystal US Holdings Corp. (a)                                      10.000       10/1/2014       92,000      72,910
Earle M Jorgenson Co.                                               9.750        6/1/2012       35,000      37,275
Equistar Chemicals LP/Equistar Funding Corp.                       10.625        5/1/2011       55,000      59,056
Freeport-McMoRan Copper & Gold, Inc.                               10.125        2/1/2010       60,000      63,675
Freeport-McMoRan Copper & Gold, Inc.                                6.875        2/1/2014       65,000      62,563
Georgia-Pacific Corp.                                               8.000       1/15/2024       75,000      70,875
KRATON Polymers LLC/Capital Corp.                                   8.125       1/15/2014        5,000       4,963
Nalco Co.                                                           7.750      11/15/2011       25,000      24,938
Nalco Co.                                                           8.875      11/15/2013       50,000      50,375
Neenah Paper, Inc.                                                  7.375      11/15/2014        5,000       4,600
Peabody Energy Corp.                                                6.875       3/15/2013       40,000      39,300
Pogo Producing Co.                                                  6.625       3/15/2015       75,000      69,281
PQ Corp. (c)                                                        7.500       2/15/2013       10,000       9,400
Southern Copper Corp.                                               6.375       7/27/2015      100,000      95,602
Steel Dynamics, Inc.                                                9.500       3/15/2009      110,000     113,300
Stone Container Corp.                                               8.375        7/1/2012       45,000      42,525
Temple-Inland                                                       6.625       1/15/2018       70,000      69,646
United States Steel Corp.                                           9.750       5/15/2010       34,000      36,210
Westlake Chemical Corp.                                             6.625       1/15/2016       25,000      23,094
                                                                                                        ----------
                                                                                                         1,127,866
                                                                                                        ----------
Brokerage--0.1%
E*Trade Financial Corp.                                             8.000       6/15/2011       15,000      15,300
                                                                                                        ----------
Capital Goods--11.4%
Alliant Techsystems, Inc.                                           6.750        4/1/2016       15,000      14,438
Alliant Techsystems, Inc. 144A                                      2.750       2/15/2024       15,000      16,069
Ball Corp.                                                          6.875      12/15/2012       40,000      39,200
Berry Plastics                                                     10.750       7/15/2012       30,000      32,475
Columbus McKinnon Corp.                                             8.875       11/1/2013       25,000      25,500
Compression Polymers Holdings 144A                                 10.500        7/1/2013       15,000      15,300
Crown Americas Inc. 144A                                            7.625      11/15/2013      120,000     117,900

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon High Yield Bond Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                       Par       Value
Security Description                                   Rate        Maturity           Value    (Note 1A)
---------------------------------------------------------------------------------------------------------
Capital Goods (continued)
Crown Americas Inc. 144A                               7.750%      11/15/2015       $ 65,000  $   64,025
Crown Cork & Seal Co, Inc.                             7.375       12/15/2026        140,000     122,850
Douglas Dynamics LLC 144A                              7.750        1/15/2012        140,000     133,000
DRS Technologies, Inc.                                 6.625         2/1/2016         15,000      14,513
Esterline Technologies Corp.                           7.750        6/15/2013         40,000      40,500
Gibraltar Industries, Inc. 144A                        8.000        12/1/2015         35,000      34,825
Goodman Global Holdings (b)                            8.329        6/15/2012         93,000      93,233
L-3 Communications Corp.                               7.625        6/15/2012         50,000      50,750
L-3 Communications Corp.                               6.125        7/15/2013         45,000      42,863
L-3 Communications Corp. 144A (c)                      3.000         8/1/2035         20,000      19,500
Leucadia National Corp.                                7.000        8/15/2013         90,000      87,300
Norcraft Finance Co.                                   9.000        11/1/2011         15,000      15,263
Owens-Brockway                                         7.750        5/15/2011         50,000      50,375
Owens-Illinois, Inc. (c)                               7.500        5/15/2010         95,000      92,863
Owens-Illinois, Inc. (c)                               7.800        5/15/2018        120,000     112,800
Plastipak Holdings, Inc. 144A                          8.500       12/15/2015         55,000      55,000
Silgan Holdings, Inc.                                  6.750       11/15/2013         70,000      68,250
Solo Cup Co. (c)                                       8.500        2/15/2014         25,000      21,625
Terex Corp.                                            7.375        1/15/2014         80,000      79,600
Texas Industries Inc.                                  7.250        7/15/2013          5,000       4,950
Trinity Industries LE                                  6.500        3/15/2014         35,000      34,125
                                                                                              ----------
                                                                                               1,499,092
                                                                                              ----------
Consumer Cyclical--4.9%
Domino's, Inc.                                         8.250         7/1/2011         38,000      39,425
Ford Motor Credit Co.                                  6.320        9/28/2007         90,000      88,088
Ford Motor Credit Corp.                                5.625        10/1/2008         35,000      32,377
General Motors Acceptance Corp.                        7.750        1/19/2010        110,000     109,433
General Motors Acceptance Corp. (c)                    6.125        1/22/2008         55,000      53,915
Goodyear Tire & Rubber Co.                             9.000         7/1/2015         30,000      28,650
Keystone Automotive Operation, Inc.                    9.750        11/1/2013         35,000      33,075
Leslie's Poolmart                                      7.750         2/1/2013         40,000      38,800
Neiman Marcus Group, Inc. 144A (c)                     9.000       10/15/2015         25,000      26,125
Residential Capital Corp.                              6.375        6/30/2010        105,000     103,571
Residential Capital Corp.                              6.875        6/30/2015         30,000      29,871
Russell Corp.                                          9.250         5/1/2010         62,000      64,868
                                                                                              ----------
                                                                                                 648,198
                                                                                              ----------
Consumer Noncyclical--6.1%
Alliance One International                            11.000        5/15/2012         25,000      23,750
Chattem, Inc.                                          7.000         3/1/2014         70,000      67,900
Dean Foods Co.                                         7.000         6/1/2016         35,000      33,863
Del Monte Corp.                                        8.625       12/15/2012         75,000      77,250
Elizabeth Arden, Inc.                                  7.750        1/15/2014         20,000      19,650
Ingles Markets, Inc.                                   8.875        12/1/2011         25,000      26,156
Rite Aid Corp.                                        12.500        9/15/2006        190,000     191,900
Rite Aid Corp.                                         8.125         5/1/2010         70,000      70,350
Scotts Co.                                             6.625       11/15/2013         30,000      28,800
Smithfield Foods, Inc.                                 7.750        5/15/2013         55,000      53,900
Stater Brothers Holdings                               8.125        6/15/2012        110,000     108,625
Stater Brothers Holdings (b)                           8.829        6/15/2010         65,000      65,813
True Temper Sports, Inc.                               8.375        9/15/2011         35,000      31,850
                                                                                              ----------
                                                                                                 799,807
                                                                                              ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)

                                                                                             Par       Value
Security Description                                         Rate        Maturity           Value    (Note 1A)
--------------------------------------------------------------------------------------------------------------
Energy--6.7%
Amerigas Partners LP/Amerigas Eagle Finance Corp.           7.125%        5/20/2016       $ 40,000    $ 37,500
ANR Pipeline Co.                                            7.375         2/15/2024         20,000      19,379
ANR Pipeline Co.                                            7.000          6/1/2025         10,000       9,309
Chesapeake Energy Corp.                                     7.625         7/15/2013         20,000      20,125
El Paso Natural Gas Co.                                     8.625         1/15/2022         90,000      97,301
El Paso Natural Gas Co.                                     7.500        11/15/2026         55,000      53,876
El Paso Natural Gas Co.                                     8.375         6/15/2032         45,000      47,863
El Paso Production Holding Co.                              7.750          6/1/2013         55,000      55,413
Houston Exploration Co.                                     7.000         6/15/2013         50,000      49,250
Newfield Exploration Corp.                                  7.625          3/1/2011         35,000      35,438
Southern Natural Gas Co.                                    8.875         3/15/2010         15,000      15,844
Southern Natural Gas Co.                                    7.350         2/15/2031         45,000      43,177
Tennessee Gas Pipeline Co.                                  8.375         6/15/2032         60,000      64,168
Transcont Gas Pipe Corp                                     7.000         8/15/2011         75,000      75,750
Transcontinental Gas Pipe Line Corp.                        8.875         7/15/2012        110,000     121,275
Williams Cos., Inc.                                         7.875          9/1/2021        100,000     101,500
Williams Cos., Inc.                                         7.750         6/15/2031         40,000      39,400
                                                                                                      --------
                                                                                                       886,568
                                                                                                      --------
Insurance--0.6%
Hanover Insurance Group                                     7.625        10/15/2025         85,000      85,207
                                                                                                      --------
Media--3.9%
Cablevision Systems Corp. (b) (c)                           9.620          4/1/2009        115,000     121,900
CBD Media, Inc.                                             8.625          6/1/2011         25,000      24,875
Dex Media West LLC/Dex Media Finance Co.                    8.500         8/15/2010         25,000      25,938
Dex Media West LLC/Dex Media Finance Co.                    9.875         8/15/2013         28,000      30,345
Dex Media, Inc.                                             8.000        11/15/2013         30,000      30,150
Entercom Radio LLC/Entercom Capital, Inc.                   7.625          3/1/2014         15,000      14,963
Lamar Media Corp.                                           6.625         8/15/2015         20,000      18,500
R.H. Donnelley Corp. 144A                                   8.875         1/15/2016         15,000      15,131
R.H. Donnelley Finance Corp. 144A                          10.875        12/15/2012        105,000     115,238
Radio One, Inc.                                             8.875          7/1/2011         45,000      46,631
Salem Communications Corp.                                  7.750        12/15/2010         70,000      69,475
                                                                                                      --------
                                                                                                       513,146
                                                                                                      --------
Real Estate--0.5%
BF Saul Reit                                                7.500          3/1/2014         70,000      71,050
                                                                                                      --------
Services: Cyclical--11.9%
AMC Entertainment, Inc.                                     8.000          3/1/2014         15,000      13,744
CCM Merger, Inc. 144A (c)                                   8.000          8/1/2013         40,000      37,800
Chumash Casino & Resort Enterprises 144A                    9.520         7/15/2010         55,000      57,406
Cinemark Inc. (a)                                           9.750         3/15/2014         50,000      38,750
Cinemark USA, Inc.                                          9.000          2/1/2013         45,000      47,250
Corrections Corp Of America                                 7.500          5/1/2011         20,000      20,150
Education Management LLC 144A                               8.750          6/1/2014         25,000      24,750
Education Management LLC 144A                              10.250          6/1/2016         45,000      44,775
Gaylord Entertainment Co.                                   6.750        11/15/2014         40,000      37,500
Hertz Corp. 144A                                           10.500          1/1/2016         20,000      21,200
Hertz Corp. 144A G                                          8.875          1/1/2014         40,000      41,000
Isle of Capri Casinos, Inc.                                 7.000          3/1/2014         50,000      47,188
Kansas City Southern Railway                                7.500         6/15/2009         50,000      50,000

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)

                                                                                             Par       Value
Security Description                                         Rate        Maturity           Value    (Note 1A)
--------------------------------------------------------------------------------------------------------------
Services: Cyclical (continued)
Mashantucket West Pequot 144A                                5.912%       9/1/2021       $120,000   $  111,410
Meristar Hospitality Corp.                                   9.500        4/1/2010         60,000       63,300
Mohegan Tribal Gaming Authority                              7.125       8/15/2014        105,000      101,588
Mohegan Tribal Gaming Authority                              8.000        4/1/2012         65,000       66,056
Penn National Gaming Inc.                                    6.875       12/1/2011         25,000       24,438
Penn National Gaming Inc.                                    6.750        3/1/2015         20,000       18,650
Pinnacle Entertainment, Inc.                                 8.750       10/1/2013         55,000       57,338
Pokagon Gaming 144A (g)                                     10.375       6/15/2014         95,000       98,206
Scientific Games                                             6.250      12/15/2012         70,000       65,450
Seneca Gaming Corp.                                          7.250        5/1/2012         15,000       14,531
Service Corp International 144A                              8.000       6/15/2017         25,000       23,375
Sierra Pacific Resources                                     8.625       3/15/2014        100,000      105,935
Speedway Motorsports, Inc.                                   6.750        6/1/2013        160,000      155,200
Standard Pacific Corp.                                       6.500       8/15/2010         30,000       28,125
Station Casinos, Inc.                                        6.000        4/1/2012         55,000       51,494
Turning Stone Casino Resort Enterprise 144A                  9.125      12/15/2010         85,000       85,850
Williams Scotsman, Inc.                                      8.500       10/1/2015         20,000       19,750
                                                                                                    ----------
                                                                                                     1,572,209
                                                                                                    ----------
Services: Non-Cyclical--3.3%
Davita, Inc.                                                 6.625       3/15/2013         25,000       23,750
Fisher Scientific International                              6.750       8/15/2014         75,000       74,719
HCA, Inc.                                                    8.750        9/1/2010         80,000       84,341
HCA, Inc.                                                    7.875        2/1/2011         75,000       76,615
Kinetic Concepts, Inc.                                       7.375       5/15/2013         29,000       29,508
Psychiatric Solutions, Inc.                                  7.750       7/15/2015         20,000       19,575
Tenet Healthcare Corp. 144A                                  9.500        2/1/2015        110,000      108,075
WCA Waste Corp. 144A (g)                                     9.250       6/15/2014         15,000       15,150
                                                                                                    ----------
                                                                                                       431,733
                                                                                                    ----------
Technology & Electronics--2.4%
Communications & Power Industries, Inc.                      8.000        2/1/2012         10,000       10,100
Freescale Semiconductor (c)                                  7.125       7/15/2014         20,000       20,200
Freescale Semiconductor, Inc. (b)                            7.818       7/15/2009         55,000       56,100
Freescale Semiconductor, Inc. (c)                            6.875       7/15/2011        210,000      211,050
Sungard Data Systems Inc. 144A (b)                           9.431       8/15/2013         15,000       15,694
                                                                                                    ----------
                                                                                                       313,144
                                                                                                    ----------
Telecommunications--6.7%
Airgate PCS Inc. (b)                                         8.827      10/15/2011         15,000       15,338
Consolidated Communication Holdings, Inc.                    9.750        4/1/2012         52,000       53,560
Intelsat Bermuda International 144A (g)                     11.250       6/15/2016         80,000       82,000
Panamsat Corp. 144A (g)                                      9.000       6/15/2016         10,000       10,150
Qwest Communications International Inc.                      7.500       2/15/2014        130,000      126,750
Qwest Communications International Inc. (b)                  8.670       2/15/2009         65,000       66,219
Qwest Corp.                                                  7.875        9/1/2011        130,000      131,625
Rural Cellular Corp.                                         9.875        2/1/2010         25,000       25,719
Rural Cellular Corp.                                         8.250       3/15/2012         30,000       30,788
Ubiquitel Operating Co.                                      9.875        3/1/2011         80,000       87,000
Windstream Corp. 144A (g)                                    8.125        8/1/2013        125,000      127,500
Windstream Corp. 144A (g)                                    8.625        8/1/2016        125,000      127,813
                                                                                                    ----------
                                                                                                       884,462
                                                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                             Par          Value
Security Description                                         Rate        Maturity           Value       (Note 1A)
-----------------------------------------------------------------------------------------------------------------
Utilities--9.1%
AES Corp.                                                    8.875%       2/15/2011      $102,000    $   107,100
AES Corp. 144A                                               8.750        5/15/2013       215,000        230,050
CMS Energy Corp.                                             7.750         8/1/2010        50,000         50,750
CMS Energy Corp.                                             8.500        4/15/2011        30,000         31,275
Dynegy Holdings, Inc. 144A                                   8.375         5/1/2016        65,000         64,025
Edison Mission Energy 144A (c)                               7.500        6/15/2013        45,000         44,100
FPL Energy National Wind 144A                                6.125        3/25/2019        94,190         91,207
Mirant Americas General, Inc.                                8.300         5/1/2011       100,000         98,750
Mirant North America LLC 144A                                7.375       12/31/2013       170,000        164,050
Monongahela Power Co.                                        6.700        6/15/2014        35,000         35,997
MSW Energy Holdings                                          7.375         9/1/2010       110,000        110,000
Nevada Power Co.                                             6.500        4/15/2012        45,000         44,760
NorthWestern Corp.                                           5.875        11/1/2014        25,000         24,493
NRG Energy, Inc.                                             7.250         2/1/2014        45,000         43,875
Reliant Energy, Inc.                                         9.500        7/15/2013        15,000         15,075
Reliant Energy, Inc.                                         9.250        7/15/2010        10,000         10,000
TECO Energy, Inc.                                            7.500        6/15/2010        25,000         25,500
                                                                                                     -----------
                                                                                                       1,191,007
                                                                                                     -----------
Total Corporate (Cost $10,481,141)                                                                    10,422,837
                                                                                                     -----------
Municipal Bonds--1.3%
Erie County NY Tob Asset Securitization Corp.                6.000         6/1/2028        25,000         24,372
Tobacco Settlement Authority Iowa                            6.500         6/1/2023       100,000         98,238
Tobacco Settlement Authority Michigan                        7.309         6/1/2034        50,000         49,953
                                                                                                     -----------
Total Municipal Bonds (Cost $173,811)                                                                    172,563
                                                                                                     -----------

Sovereign Bonds--1.1%
Republic of Argentina                                        2.000         1/3/2010        25,000         13,577
Republic of Argentina (c)                                    8.280       12/31/2033        14,425         12,838
Republic of Brazil                                           8.750         2/4/2025         5,000          5,475
Republic of Brazil                                          10.125        5/15/2027         5,000          6,213
Republic of Colombia                                        10.000        1/23/2012         5,000          5,650
Republic of Colombia                                        10.750        1/15/2013         5,000          5,880
Republic of Colombia (c)                                     8.125        5/21/2024         5,000          5,075
Republic of Peru                                             5.000         3/7/2017        15,800         15,247
Republic of Venezuela (b) (c)                                2.150        4/20/2011        15,000         14,850
Russian Federation                                           5.000        3/31/2030        30,000         31,950
Russian Ministry of Finance                                  3.000        5/14/2008        25,000         23,594
                                                                                                     -----------
Total Sovereign Bonds (Cost $126,279)                                                                    140,349
                                                                                                     -----------

Yankee Bonds--9.5%
Angiotech Pharmaceutical 144A                                7.750         4/1/2014        10,000          9,550
Braskem Sa 144A                                             12.500        11/5/2008        10,000         11,050
Ineos Group Holdings Plc 144A (c)                            8.500        2/15/2016       110,000        102,988
Intelsat Sub Holding Co., Ltd. (b)                           9.609        1/15/2012        90,000         90,900
INVISTA 144A                                                 9.250         5/1/2012       155,000        162,750
Jean Coutu Group, Inc. (c)                                   7.625         8/1/2012        25,000         24,250
JSG Funding PLC                                              9.625        10/1/2012        50,000         51,500
Kaupthing Bank 144A                                          7.125        5/19/2016       145,000        145,044

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                             Par          Value
Security Description                                         Rate        Maturity           Value       (Note 1A)
-----------------------------------------------------------------------------------------------------------------
Yankee Bonds (continued)
Nell AF Sarl 144A (c)                                         8.375%    8/15/2015          $ 75,000     $    72,094
Norampac, Inc.                                                6.750      6/1/2013            40,000          36,000
Nova Chemicals Corp.                                          8.405    11/15/2013            45,000          44,663
Rogers Wireless Inc.                                          8.000    12/15/2012            50,000          51,125
Rogers Wireless, Inc.                                         7.250    12/15/2012            50,000          50,375
Rogers Wireless, Inc. (b)                                     8.454    12/15/2010            55,000          56,581
Royal Caribbean Cruises Ltd.                                  8.750      2/2/2011           105,000         112,880
Russel Metals, Inc.                                           6.375      3/1/2014            25,000          23,125
Shinsei Finance Cayman Ltd 144A                               6.418     7/20/2048           100,000          93,918
Stena AB                                                      9.625     12/1/2012            25,000          26,563
Stena AB                                                      7.500     11/1/2013            25,000          24,250
Telenet Group Holding NV 144A (a)                            11.500     6/15/2014            46,000          38,985
Wind Acquisition Finance SA 144A                             10.750     12/1/2015            20,000          21,250
                                                                                                        -----------
Total Yankee Bonds (Cost $1,264,904)                                                                      1,249,841
                                                                                                        -----------

Foreign Denominated--4.1%

Euro--4.1%
Central European Distribution Corp. 144A                      8.000     7/25/2012    EUR     50,000          68,659
Culligan Finance Corp., BV 144A                               8.000     10/1/2014            30,000          40,090
Fresenius Finance BV 144A                                     5.000     1/31/2013            10,000          12,468
General Motors Acceptance Corp.                               5.375      6/6/2011            30,000          36,355
GMAC International Finance BV                                 4.375    10/31/2007            80,000         100,706
Nordic Telecommunication Co. Holding 144A                     8.250      5/1/2016            50,000          65,379
NTL Cable PLC                                                 8.750     4/15/2014            60,000          78,167
Remy Cointreau S.A. 144A                                      6.500      7/1/2010            20,000          26,599
Sensata Technologies BV 144A                                  9.000      5/1/2016            50,000          64,627
Telenet Communications NV 144A                                9.000    12/15/2013            29,880          41,841
                                                                                                        -----------
Total Foreign Denominated (Cost $489,195)                                                                   534,891
                                                                                                        -----------
TOTAL BONDS AND NOTES (Cost $12,631,228)                                                                 12,621,546
                                                                                                        -----------

                                                                                            Shares
                                                                                          ---------
COMMON STOCKS--0.1%
Terex Corp                                                                                      165          16,286
Verizon Communications, Inc. (Cost $14,295)                                                     545          18,252
                                                                                                        -----------
                                                                                                             34,538
                                                                                                        -----------
Convertible Preferred Stock--1.0%
Fannie Mae 7.00% CVT Pfd                                                                        300          16,106
Sovereign Capital Trust IV 4.375% CVT Pfd                                                     2,500         113,125
                                                                                                        -----------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $138,000)                                                          129,231
                                                                                                        -----------
WARRANTS--0.0%
Republic of Argentina Warrant, 12/15/2035 (d) (Cost $0)                                      39,306           3,400
                                                                                                        -----------
SHORT-TERM INVESTMENTS--8.3%

INVESTMENT OF CASH COLLATERAL--8.3%
BlackRock Cash Strategies L.L.C. (e) (Cost $1,074,368)        5.140                       1,074,368       1,074,368
                                                                                                        -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $13,857,891)                                                        13,863,083
                                                                                                        -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                Value
Security Description                                               Rate            Shares      (Note 1A)
--------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS--3.2%
Dreyfus Institutional Preferred Plus Money Market Fund (e) (f)      5.320%        415,338     $ 415,338
  (Cost $415,338)

Total Investments--108.5% (Cost $14,273,229)                                                 14,278,421
                                                                                            -----------
Liabilities in Excess of Other Assets--(8.5%)                                                (1,112,551)
                                                                                            -----------
NET ASSETS--100.0%                                                                          $13,165,870
                                                                                            ===========

Notes to Schedule of Investments:
144A--Securities exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,294,368 or 25.0% of net assets.
CVT--Convertible
REIT--Real Estate Investment Trust
EUR--Euro
(a)  Step up security; rate indicated is as of June 30, 2006.
(b)  Variable Rate Security; rate indicated is as of June 30, 2006.
(c)  Security, or a portion of thereof, was on loan at June 30, 2006.
(d)  Non-income producing.
(e)  Stated rate is the seven-day yield for the fund at June 30, 2006.
(f)  Affiliated institutional money market fund.
(g) Illiquid security. At the period end, the value of these securities amounted to $460,819 or 3.5% of net assets.

At June 30, 2006, the Portfolio held the following open swap contracts:

                                                                                                                  Unrealized
Credit Default Swaps          Reference                    Buy/Sell   (Pay)/Receive   Expiration    Notional     Appreciation/
 Counterparty                  Entity                    Protection +   Fixed Rate       Date        Amount     (Depreciation)
-------------------------------------------------------------------------------------------------------------------------------
Bear Stearns    Ukraine Government, 7.650% due 6/11/2013     Sell         2.840%      12/20/2009    $ 25,000          $ 571
JPMorgan                           Dow Jones CDX.NA.HY.4      Buy        (3.600%)      6/20/2010     158,400          1,759
JPMorgan                           Dow Jones CDX.NA.BB.5      Buy        (2.500%)     12/20/2010     160,975         (3,856)
Merrill Lynch        Dow Jones CDX.NA.IG.4 7-10% Tranche      Buy        (0.305%)      6/20/2010     188,900         (1,257)
Morgan Stanley       Dow Jones CDX.NA.IG.4 7-10% Tranche      Buy        (0.350%)      6/20/2010     300,100         (2,482)
                                                                                                                    -------
                                                                                                                    $(5,265)
                                                                                                                    =======

+ If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps    Floating Rate       Pay/Receive      Fixed     Expiration      Notional         Unrealized
   Counterparty            Index          Floating Rate     Rate         Date          Amount         Depreciation
-------------------------------------------------------------------------------------------------------------------
Bear Stearns         USD--LIBOR--BBA           Pay          3.907%     11/19/2009     $25,000            $(1,312)
                                                                                                         =======

At June 30, 2006, the Portfolio held the following forward foreign currency exchange contracts:

                                Local
                              Principal          Contract           Value at          USD Amount       Unrealized
Contracts to Deliver            Amount          Value Date        June 30, 2006       to Receive      Depreciation
-------------------------------------------------------------------------------------------------------------------
Euro                           424,000          9/20/2006           $545,237          $537,411         $(7,826)
                                                                    ========          ========         ========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio

                       Statement of Assets and Liabilities
                            June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments in securities (including securities on loan, valued at $1,028,623 (Note 6))
    Unaffiliated issuers, at value (Note 1A) (cost $13,857,891)                                                $13,863,083
    Affiliated issuers, at value (Note 1A) (cost $415,338) (Note 1H)                                               415,338
  Cash                                                                                                               6,980
  Foreign currency, at value (cost $8,779)                                                                           8,889
  Swap premium paid                                                                                                  5,189
  Receivable for investments sold                                                                                  100,493
  Interest and dividends receivable                                                                                226,452
  Unrealized appreciation on swap contracts (Note 5)                                                                 2,330
  Prepaid expenses                                                                                                   3,262
                                                                                                               -----------
    Total assets                                                                                                14,632,016
Liabilities
  Collateral for securities on loan (Note 6)                                                     $1,074,368
  Payable for investments purchased                                                                 351,638
  Unrealized depreciation on forward foreign currency exchange contracts (Note 5)                     7,826
  Unrealized depreciation on swap contracts (Note 5)                                                  8,907
  Payable to brokers (Note 5)                                                                         1,346
  Accrued professional fees                                                                          16,265
  Accrued accounting, administration and custody fees (Note 2)                                        4,304
  Accrued trustees' fees and expenses (Note 2)                                                        1,243
  Other accrued expenses and liabilities                                                                249
                                                                                                 ----------
    Total liabilities                                                                                            1,466,146
                                                                                                               -----------
Net Assets (applicable to investors' beneficial interest)                                                      $13,165,870
                                                                                                               ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio

                             Statement of Operations
               For the Six Months Ended June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income                                                                                                 $ 522,471
  Dividend income from affiliated investments (Note 1H)                                                               8,816
  Security lending income, net (Note 6)                                                                               1,214
  Dividend income                                                                                                     8,161
                                                                                                                  ---------
    Total investment income                                                                                         540,662

Expenses
  Investment advisory fee (Note 2)                                                                $   35,369
  Accounting, administration and custody fees (Note 2)                                                22,029
  Professional fees                                                                                   17,327
  Insurance expense                                                                                    2,192
  Miscellaneous expenses                                                                               1,606
                                                                                                  ----------
    Total expenses                                                                                    78,523

Deduct:
  Waiver of investment advisory fee (Note 2)                                                         (35,369)
  Reimbursement of Fund operating expenses (Note 2)                                                   (7,785)
                                                                                                  ----------
    Total expense deductions                                                                         (43,154)
    Net expenses                                                                                                     35,369
                                                                                                                  ---------
      Net investment income                                                                                         505,293

Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
    Investments                                                                                      (16,393)
    Swap transactions                                                                                  4,275
    Foreign currency transactions and forward foreign currency exchange transactions                 (14,232)
                                                                                                  ----------
      Net realized gain (loss)                                                                                      (26,350)
  Change in unrealized appreciation (depreciation)
    Investments                                                                                     (261,794)
    Swap contracts                                                                                      (852)
    Foreign currency translations and forward foreign currency exchange contracts                    (13,826)
                                                                                                  ----------
      Change in net unrealized appreciation (depreciation)                                                         (276,472)
                                                                                                                  ---------
        Net realized and unrealized gain (loss)                                                                    (302,822)
                                                                                                                  ---------
Net Increase in Net Assets from Operations                                                                        $ 202,471
                                                                                                                  =========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                    For the
                                                                                Six Months Ended           For the
                                                                                 June 30, 2006           Year Ended
                                                                                  (Unaudited)         December 31, 2005
Increase (Decrease) in Net Assets

From Operations
  Net investment income                                                          $   505,293            $  1,807,357
  Net realized gain (loss)                                                           (26,350)              1,267,557
  Change in net unrealized appreciation (depreciation)                              (276,472)             (2,829,217)
                                                                                 -----------            ------------
  Net increase(decrease) in net assets from investment operations                    202,471                 245,697
                                                                                 -----------            ------------

Capital Transactions
  Contributions                                                                    1,060,401               5,802,546
  Withdrawals                                                                     (5,694,398)            (45,178,933)
                                                                                 -----------            ------------
  Net increase (decrease) in net assets from capital transactions                 (4,633,997)            (39,376,387)
                                                                                 -----------            ------------
Total Increase (Decrease) in Net Assets                                           (4,431,526)            (39,130,690)

Net Assets
  At beginning of period                                                          17,597,396              56,728,086
                                                                                 -----------            ------------
  At end of period                                                               $13,165,870            $ 17,597,396
                                                                                 ===========            ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                          For the
                                                      Six Months Ended                   Year Ended December 31,
                                                       June 30, 2006    --------------------------------------------------------
                                                        (Unaudited)        2005       2004         2003        2002       2001
                                                        -----------        ----       ----         ----        ----       ----
Total Return (a)                                           1.21%           3.70%      9.56%        21.76%       4.71%     1.54%
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                  0.50%(b)        0.50%      0.50%         0.50%       0.50%     0.50%
  Net Investment Income (to average daily net assets)*     7.16%(b)        6.84%      7.28%         7.79%       8.66%     8.87%
  Portfolio Turnover                                         20%(c)          25%        51%           80%        130%      117%
  Net Assets, End of Period (000's omitted)             $13,166         $17,597    $56,728       $57,079     $44,144   $47,048

-----------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

  Ratios (to average daily net assets):
    Expenses                                               1.11%(b)        1.12%      0.76%        0.85%        0.82%     0.81%
    Net investment income                                  6.55%(b)        6.22%      7.02%        7.44%        8.34%     8.56%

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
(b) Calculated on an annualized basis.
(c) Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon High Yield Bond Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to maximize total return, consisting primarily of a high level of income. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in below investment grade fixed income securities issued by U.S. and foreign governments, companies and banks, as well as tax-exempt securities, preferred stocks and warrants.

     At June 30, 2006 there was one fund, Standish Mellon High Yield Bond Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2006 was 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     C. Income taxes

     The Portfolio is treated as a disregarded entity for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon High Yield Bond Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     D. Foreign currency transactions

     The Portfolio maintains its records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     E. Investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F. Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     G. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     H. Affiliated issuers

     Affiliated issuers are investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to Standish Mellon for overall investment advisory and administrative services, and general office facilities is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets. Standish Mellon voluntarily agreed to limit the Portfolio's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.50% of the Portfolio's average daily net assets for the six months ended June 30, 2006. Pursuant to this agreement, for the six months ended June 30, 2006, Standish Mellon voluntarily waived all of its investment advisory fee in the amount of $35,369 and reimbursed the Portfolio $7,785. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Portfolio has entered into an agreement Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide custody, administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $22,029 during the six months ended June 30, 2006.

     The Portfolio also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank collected $513 for the six months ended June 30, 2006. See Note 6 for further details.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust or the Portfolio Trust. The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2006 were as follows:

                                                       Purchases                Sales
                                                       ---------             ----------
Investments (non-U.S. Government Securities)           $2,740,220            $5,611,416
                                                       ==========            ==========

(4)  Federal Taxes:

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

     Aggregate cost                                 $14,273,229
                                                    ===========
     Gross unrealized appreciation                  $   274,490
     Gross unrealized depreciation                     (269,298)
                                                    ===========
     Net unrealized appreciation (depreciation)     $     5,192
                                                    ===========

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Options

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at year end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     The Portfolio did not enter into any options contracts during the six months ended June 30, 2006.

     Forward currency exchange contracts

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At June 30, 2006, the Portfolio held open forward currency exchange contracts. See the Schedule of Investments for further details.

     Futures contracts

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     The Portfolio did not enter into any futures contracts for the six months ended June 30, 2006.

     Swap agreements

     The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, credit default and total return swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a fund will receive a payment from or make a payment to the counterparty. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations, which may be furnished by a pricing service or dealers in such securities and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain and loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2006, the Fund held open swap agreements. See the Schedule of Investments for further details.

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral.

     The Portfolio loaned securities during the six months ended June 30, 2006 and earned interest on the invested collateral of $24,353 of which, $23,139 was rebated to borrowers or paid in fees. At June 30, 2006, the Portfolio had securities valued at $1,028,623 on loan. See the Schedule of Investments for further detail on the security positions on loan and collateral held.

(7)  Delayed Delivery Transactions:

     The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

     The Portfolio may enter into to be announced (TBA) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

     The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     The Portfolio did not enter into any delayed delivery securities during the period ended June 30, 2006.

(8)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended June 30, 2006, the facility fee was $961 for the Portfolio.

     For the six months ended June 30, 2006, the Portfolio had average borrowings outstanding of $341,300 for a total of twenty days and incurred $198 of interest expense.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended June 30, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                    Number of                        Trustee
                                                                Principal         Portfolios in       Other        Remuneration
Name                                     Term of Office       Occupation(s)       Fund Complex     Directorships  (period ended
Address, and               Position(s)   and Length of         During Past         Overseen by        Held by        June 30,
Date of Birth            Held with Trust  Time Served           5 Years              Trustee          Trustee          2006)
---------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming           Trustee       Trustee        Chairman Emeritus, Decision     34            None          Fund: $250
c/o Decision Resources, Inc.              since          Resources, Inc. ("DRI")                                  Portfolio: $308
260 Charles Street                        11/3/1986      (biotechnology research and
Waltham, MA 02453                                        consulting firm); formerly
9/30/40                                                  Chairman of the Board
                                                         and Chief Executive
                                                         Officer, DRI

Caleb Loring III            Trustee       Trustee        Trustee, Essex Street           34            None          Fund: $250
c/o Essex Street Associates               since          Associates (family                                       Portfolio: $320
P.O. Box 5600                             11/3/1986      investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman        Trustee       Trustee        William Joseph Maier,           34            None          Fund: $250
c/o Harvard University                    since          Professor of Political                                   Portfolio: $308
Littauer Center 127                       9/13/1989      Economy, Harvard University
Cambridge, MA 02138
8/5/44

John H. Hewitt              Trustee       Trustee        Trustee, Mertens House,         34            None          Fund: $250
P.O. Box 2333                             since          Inc. (hospice)                                           Portfolio: $308
New London, NH 03257                      11/3/1986
4/11/35

Interested Trustees

Patrick J. Sheppard         Trustee,      Since 2003     President and Chief             34            None             $0
The Boston Company       President and                   Operating Officer of The
Asset Management, LLC   Chief Executive                  Boston Company Asset
One Boston Place            Officer                      Management, LLC; formerly
Boston, MA 02108                                         Senior Vice President and
7/24/65                                                  Chief Operating Officer,
                                                         Mellon Asset Management
                                                         ("MAM") and Vice President
                                                         and Chief Financial
                                                         Officer, MAM

Principal Officers who are Not Trustees

Name                                                 Term of Office
Address, and                       Position(s)        and Length of                Principal Occupation(s)
Date of Birth                    Held with Trust       Time Served                   During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                Vice President     Since 2003        Senior Vice President and Head of Operations,
Mellon Asset Management          and Secretary                        Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                      Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson               Vice President   Vice President      Vice President and Mutual Funds Controller,
Mellon Asset Management          and Treasurer      since 1999;       Mellon Asset Management; formerly Assistant Vice
One Boston Place                                     Treasurer        President and Mutual Funds Controller, Standish
Boston, MA 02108                                    since 2002        Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland               Assistant Vice     Since 1996        Vice President and Manager, Mutual Funds
Mellon Asset Management            President                          Operations, Mellon Asset Management; formerly Vice
One Boston Place                                                      President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                      Standish Mellon Asset Management Company, LLC
8/19/51

Cara E. Hultgren                 Assistant Vice     Since 2001        Assistant Vice President and Manager of Compliance,
Mellon Asset Management            President                          Mellon Asset Management ("MAM"); formerly Manager
One Boston Place                                                      of Shareholder Services, MAM, and Shareholder
Boston, MA 02108                                                      Representative, Standish Mellon Asset Management
1/19/71                                                               Company, LLC

Mary T. Lomasney                     Chief          Since 2005        First Vice President, Mellon Asset Management and
Mellon Asset Management            Compliance                         Chief Compliance Officer, Mellon Funds Distributor,
One Boston Place                    Officer                           L.P. and Mellon Optima L/S Strategy Fund, LLC; formerly
Boston, MA 02108                                                      Director, Blackrock, Inc., Senior Vice President,
4/8/57                                                                State Street Research & Management Company ("SSRM"),
                                                                      and Vice President, SSRM

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                              Mellon Institutional Funds

                              One Boston Place
                              Boston, MA 02108-4408
                              800.221.4795
                              www.melloninstitutionalfunds.com




                                                                     6943SA0606

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Item 2.  Code of Ethics.

         Not applicable to this semi-annual filing.

Item 3.  Audit Committee Financial Expert.

         Not applicable to this semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

         Not applicable to this semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable to the Registrant.

Item 6.  Schedule of Investments

         Included as part of the Semi-Annual Report to Shareholders filed under
         Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable to the Registrant.

Item 8.  Portfolio Managers Of Closed-End Management Companies

         Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

         There have been no material changes.

Item 11. Controls and Procedures.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date" as defined in Rule 30a-3(c) under the Investment Company Act of 1940).

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Not applicable to this semi-annual filing.

         (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
                Exhibit 99CERT.302

         (a)(3) Not applicable to the Registrant.

         (b) Certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 and pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.


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                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Mellon Institutional Funds Master Portfolio

By (Signature and Title):  /s/ BARBARA A. MCCANN
                           ---------------------
                           Barbara A. McCann, Vice President and Secretary

                           Date:  September 7, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title):  /s/ PATRICK J. SHEPPARD
                           -----------------------
                           Patrick J. Sheppard, President and Chief Executive Officer

                           Date:  September 7, 2006



By (Signature and Title):  /s/ STEVEN M. ANDERSON
                           ----------------------
                           Steven M. Anderson, Vice President and Treasurer

                           Date:  September 7, 2006